--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                      The DFA 6-10 Institutional Portfolio

                               Semi-Annual Report

                         Six Months Ended May 31, 1998
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO
                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. 6-10 SMALL COMPANY SERIES
    Schedule of Investments.............................................    7-38
    Statement of Assets and Liabilities.................................      39
    Statement of Operations.............................................      40
    Statements of Changes in Net Assets.................................      41
    Financial Highlights................................................      42
    Notes to Financial Statements.......................................   43-44

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1998
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. 6-10 Small Company Series of The DFA Investment Trust Company
  (2,393,643 Shares, Cost $27,912)++ at Value............................................  $    32,266
Receivable for Fund Shares Sold..........................................................           43
                                                                                           -----------
    Total Assets.........................................................................       32,309
                                                                                           -----------

LIABILITIES:
Payable for Investment Securities Purchased..............................................           42
Accrued Expenses.........................................................................           20
                                                                                           -----------
    Total Liabilities....................................................................           62
                                                                                           -----------

NET ASSETS...............................................................................  $    32,247
                                                                                           -----------
                                                                                           -----------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)...............................................................    2,814,846
                                                                                           -----------
                                                                                           -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $     11.46
                                                                                           -----------
                                                                                           -----------

NET ASSETS CONSIST OF:
Paid-In Capital..........................................................................  $    26,944
Accumulated Net Investment Loss..........................................................          (19)
Undistributed Net Realized Gain..........................................................          968
Unrealized Appreciation of Investment Securities.........................................        4,354
                                                                                           -----------
    Total Net Assets.....................................................................  $    32,247
                                                                                           -----------
                                                                                           -----------

--------------

++ The cost for Federal income tax purposes is $28,120.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from the DFA Investment Trust Company..................  $      28
                                                                                           ---------

EXPENSES
    Administrative Services..............................................................          9
    Accounting & Transfer Agent Fees.....................................................          8
    Legal Fees...........................................................................          1
    Audit Fees...........................................................................         --
    Filing Fees..........................................................................          1
    Shareholders' Report.................................................................          4
    Directors' Fees and Expenses.........................................................          1
    Other................................................................................          1
                                                                                           ---------
        Total Expenses...................................................................         25
    Less: Fees Waived and Expenses Assumed...............................................        (11)
                                                                                           ---------
        Net Expenses.....................................................................         14
                                                                                           ---------
    NET INVESTMENT INCOME................................................................         14
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received from the DFA Investment Trust Company................      1,327

Net Realized Loss on Investment Securities...............................................         (8)

Change in Unrealized Appreciation (Depreciation) of Investment Securities................        209
                                                                                           ---------

    NET GAIN ON INVESTMENT SECURITIES....................................................      1,528
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   1,542
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                SIX MONTHS      YEAR
                                                                                                  ENDED        ENDED
                                                                                                 MAY 31,      NOV. 30,
                                                                                                   1998         1997
                                                                                               ------------  ----------
                                                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income....................................................................   $       14   $      100
    Capital Gain Distributions Received from The DFA Investment Trust Company................        1,327        1,372
    Net Realized Loss on Investment Securities...............................................           (8)          (5)
    Change in Unrealized Appreciation (Depreciation) of Investment Securities................          209        1,589
                                                                                               ------------  ----------
        Net Increase in Net Assets Resulting from Operations.................................        1,542        3,056
                                                                                               ------------  ----------

Distributions From:
    Net Investment Income....................................................................         (116)        (100)
    Net Realized Gains.......................................................................       (1,416)      (3,855)
                                                                                               ------------  ----------
        Total Distributions..................................................................       (1,532)      (3,955)
                                                                                               ------------  ----------
Capital Share Transactions (1):
    Shares Issued............................................................................       16,243        2,867
    Shares Issued in Lieu of Cash Distributions..............................................        1,532        3,955
    Shares Redeemed..........................................................................       (1,506)        (945)
                                                                                               ------------  ----------
        Net Increase From Capital Share Transactions.........................................       16,269        5,877
                                                                                               ------------  ----------
        Total Increase.......................................................................       16,279        4,978
NET ASSETS
    Beginning of Period......................................................................       15,968       10,990
                                                                                               ------------  ----------
    End of Period............................................................................   $   32,247   $   15,968
                                                                                               ------------  ----------
                                                                                               ------------  ----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued............................................................................        1,454          257
    Shares Issued in Lieu of Cash Distributions..............................................          146          416
    Shares Redeemed..........................................................................         (127)         (84)
                                                                                               ------------  ----------
                                                                                                     1,473          589
                                                                                               ------------  ----------
                                                                                               ------------  ----------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS        YEAR           YEAR           YEAR           YEAR          MAY 4
                                       ENDED          ENDED          ENDED          ENDED          ENDED            TO
                                      MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                        1998           1997           1996           1995           1994           1993
                                     ----------     ----------     ----------     ----------     ----------     ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $   11.90      $    14.60     $    12.79     $    10.29     $    10.61     $    10.00
                                     ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............       0.01            0.08           0.13           0.13           0.13           0.10
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       0.63            2.46           2.22           2.84          (0.08)          0.68
                                     ----------     ----------     ----------     ----------     ----------     ----------
  Total from Investment
    Operations.....................       0.64            2.54           2.35           2.97           0.05           0.78
                                     ----------     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.08)          (0.13)         (0.02)         (0.13)         (0.21)         (0.02)
  Net Realized Gains...............      (1.00)          (5.11)         (0.52)         (0.34)         (0.16)         (0.15)
                                     ----------     ----------     ----------     ----------     ----------     ----------
  Total Distributions..............      (1.08)          (5.24)         (0.54)         (0.47)         (0.37)         (0.17)
                                     ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period.....  $   11.46      $    11.90     $    14.60     $    12.79     $    10.29     $    10.61
                                     ----------     ----------     ----------     ----------     ----------     ----------
                                     ----------     ----------     ----------     ----------     ----------     ----------
Total Return.......................       6.31%#         26.52%         19.04%         29.08%          0.53%          7.78%#

Net Assets, End of Period
  (thousands)......................  $  32,247      $   15,968     $   10,990     $   21,192     $   15,070     $    1,801
  Ratio of Expenses to Average Net
    Assets (1).....................       0.20%*(a)       0.20%(a)       0.20%(a)       0.20%(a)       0.20%(a)       0.20%*(a)
  Ratio of Net Investment Income to
    Average Net Assets.............       0.11%*(a)       0.77%(a)       0.47%(a)       1.12%(a)       1.93%(a)       1.90%*(a)
  Portfolio Turnover Rate..........        N/A             N/A            N/A            N/A            N/A            N/A
  Average Commission Rate..........        N/A             N/A            N/A            N/A            N/A            N/A
  Portfolio Turnover Rate of Master
    Fund Series....................      33.72%*         30.04%         32.38%         21.16%         27.65%         32.88%*(b)
  Average Commission Rate of Master
    Fund Series....................  $  0.0524      $   0.0583     $   0.0586            N/A            N/A            N/A

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended May 31, 1998 and November 30, 1997 through 1993 would have been 0.29%, 0.40%, 0.38%, 0.56%, 0.82% and 2.29%, respectively, and the ratios of net investment income to average net assets for the periods ended May 31, 1998 and November 30, 1997 through 1993 would have been 0.03%, 0.57%, 0.28%, 0.77%,
     1.31% and (0.19)%, respectively.

(b) Master Fund Series Turnover calculated for the period February 3 to November 30, 1993.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which The DFA 6-10 Institutional Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. 6-10 Small Company Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 1998, the Portfolio owned 7% of the outstanding shares of the Series. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31,1998, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.20% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 1998, approximately $18,000 of previously waived fees are subject to future reimbursement to the Advisor.

D. INVESTMENTS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................  $   4,354
Gross Unrealized Depreciation............................         --
                                                           ---------
Net......................................................  $   4,354
                                                           ---------
                                                           ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1998.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (98.8%)
  *3-D Systems Corp....................................         7,700  $     89,513
  *3D0 Co..............................................        20,000        75,625
  *4 Health, Inc.......................................         8,000        52,500
  *4Front Software International, Inc..................         3,100        38,750
  *#7Th Level, Inc.....................................         3,400        15,088
  *99 Cents Only Stores................................         8,100       308,813
  *AAON, Inc...........................................         3,600        38,250
  AAR Corp.............................................        16,200       428,288
  ABC Bancorp..........................................         5,125        85,844
  *ABC Rail Products Corp..............................         5,400       101,250
  ABM Industries, Inc..................................        14,100       390,394
  *ABR Information Services, Inc.......................        19,200       493,200
  *ABT Building Products Corp..........................         7,400       106,838
  *#ACT Manufacturing, Inc.............................         5,700        50,053
  *ACT Networks, Inc...................................         7,400        92,500
  *ACX Technologies, Inc...............................        19,900       451,481
  *ADE Corp............................................         7,900       118,253
  *AEP Industries, Inc.................................         4,400       120,450
  *AER Energy Resources, Inc...........................        14,200        10,872
  *AFC Cable Systems, Inc..............................         7,925       265,983
  *AG Associates, Inc..................................         4,400        12,100
  *AG Services America, Inc............................         2,800        50,050
  *#AMBI, Inc..........................................        12,400        22,281
  AMC Entertainment, Inc...............................         9,400       169,200
  *AML Communications, Inc.............................         3,600        15,413
  *AMX Corp............................................         6,300        54,731
  *APAC Teleservices, Inc..............................        42,200       381,778
  *#APS Holding Corp. Class A..........................        11,000         9,625
  *ARI Network Services, Inc...........................         1,700         4,356
  *#ARV Assisted Living, Inc...........................         7,500        83,438
  ASB Financial Corp...................................         1,000        14,688
  *ASV, Inc............................................         3,750        73,125
  *ATC Communications Group, Inc.......................         5,900        13,367
  *ATL Products, Inc. Class A..........................           330         8,528
  *ATL Ultrasound, Inc.................................        10,900       493,566
  *ATMI, Inc...........................................        14,700       266,438
  *ATS Medical, Inc....................................        15,700       109,900
  Aames Financial Corp.................................        22,975       331,702
  Aaron Rents, Inc. Class A............................         1,500        30,000
  Aaron Rents, Inc. Class B............................        14,400       281,700
  *#Aasche Transportation Services, Inc................         2,000        12,625
  *Aavid Thermal Technologies, Inc.....................         5,100       140,888
  *Abacus Direct Corp..................................         6,700       335,419
  *#Abaxis, Inc........................................         7,100        15,975
  *Abercrombie & Fitch Co..............................         5,600       236,600
  Abington Bancorp, Inc................................         2,600        47,450
  *Abiomed, Inc........................................         6,000        94,500
  *Able Telcom Holding Corp............................         6,700       104,269
  Abrams Industries, Inc...............................           200         1,450
  *Abraxas Petroleum Corp..............................         4,200        40,163
  *#Acacia Research Corp...............................         1,200        20,513
  *Accell International Corp...........................         6,000        18,656
  *Accelr8 Technology Corp.............................         6,500        88,563

                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Acceptance Insurance Companies, Inc.................        10,800  $    248,400
  *Access Health Marketing, Inc........................        14,000       356,563
  *Acclaim Entertainment, Inc..........................        44,900       287,641
  *Accumed Interntational, Inc.........................           333           770
  *Ace Cash Express, Inc...............................         6,200        95,519
  *Ace Comm Corp.......................................         6,100        39,459
  Aceto Corp...........................................         4,700        68,738
  Ackerley Group, Inc..................................        15,600       312,000
  *Acme Electric Corp..................................         2,800        13,825
  *Acme Metals, Inc....................................        11,000        86,625
  *Acme United Corp....................................         1,300         6,175
  *Actel Corp..........................................        14,400       183,150
  *#Action Performance Companies, Inc..................        12,400       344,875
  *Active Apparel Group, Inc...........................         1,500         3,234
  *Active Voice Corp...................................         3,300        38,363
  *Activision, Inc.....................................        12,500       125,391
  *#Actrade International, Ltd.........................         5,100        74,906
  *Acuson Corp.........................................        20,200       386,325
  *Adac Laboratories...................................        16,766       334,272
  *Adam Software, Inc..................................         1,000         4,000
  Adams Resources & Energy, Inc........................         3,100        37,200
  *Adelphia Communications Corp. Class A...............        12,900       303,956
  *Adept Technology, Inc...............................         6,000        56,625
  *Adflex Solutions, Inc...............................         5,200        83,038
  *Advance Lighting Technologies, Inc..................        12,400       307,675
  *Advance Paradigm, Inc...............................         5,500       194,906
  *Advanced Digital Information Corp...................         7,500       129,844
  *Advanced Energy Industries, Inc.....................         6,000        85,688
  *#Advanced Health Corp...............................         6,900        86,250
  *Advanced Magnetics, Inc.............................         6,000        65,625
  *Advanced Marketing Services, Inc....................         2,700        49,444
  *Advanced Photonix, Inc. Class A.....................         5,300         5,963
  *Advanced Polymer Systems, Inc.......................        14,700       114,384
  *Advanced Promotion Technologies, Inc................        11,624           215
  *Advanced Radio Telecom Corp.........................        12,900       129,806
  *#Advanced Tissue Sciences, Inc......................        28,600       264,103
  *Advent Software, Inc................................         6,000       213,000
  Advest Group, Inc....................................         6,200       162,363
  *Advo, Inc...........................................        16,100       403,506
  *Advocat, Inc........................................         5,200        42,250
  *#Aerial Communications, Inc.........................        19,000       115,484
  *Aeroflex, Inc.......................................        10,000       112,500
  *Aerosonic Corp. DE..................................         2,000        39,250
  *Aerovox, Inc........................................         4,200        13,650
  *Aetrium, Inc........................................         6,800        89,250
  Affiliated Community Bancorp.........................         3,200       122,200
  *Affinity Technology Group, Inc......................        16,800        21,000
  *Aftermarket Technology Corp.........................         7,700       128,494
  *Ag-Chem Equipment Co., Inc..........................         7,600       116,375
  *Agri-Nutrition Group, Ltd...........................         1,600         1,825
  *#Agribiotech, Inc...................................        24,800       478,175
  *#Agritope, Inc......................................         2,040         8,798

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Air & Water Technologies Corp. Class A..............        25,500  $     51,000
  Air Express International Corp.......................         3,975       102,356
  *Air Methods Corp....................................         5,700        23,156
  *Airtran Holdings, Inc...............................        38,600       278,041
  *Akorn, Inc..........................................        11,600        93,525
  Alabama National Bancorporation......................         3,900       132,600
  Alamo Group, Inc.....................................         5,800        96,063
  *Alaris Medical, Inc.................................        44,700       268,200
  *#Alarmguard Holdings, Inc...........................         5,000        53,750
  *Alba-Waldensian, Inc................................           600         5,850
  Albank Financial Corp................................         9,040       467,820
  Albany International Corp. Class A...................        18,000       522,000
  *Alcide Corp.........................................           900        36,309
  *Aldila, Inc.........................................        10,900        67,784
  Alfa Corp............................................        28,500       557,173
  *Alfin, Inc..........................................         4,500         4,219
  *Algos Pharmaceutical Corp...........................         9,600       350,100
  Aliant Communications, Inc...........................         1,200        27,900
  Alico, Inc...........................................         4,900       101,981
  *Align-Rite International, Inc.......................         2,200        31,625
  *Alkermes, Inc.......................................        18,100       397,069
  *All American Semiconductor, Inc.....................         7,100        13,645
  *Allcity Insurance Co................................           200         1,800
  *Allegheny Teledyne, Inc.............................        12,700       295,275
  Allen Organ Co. Class B..............................           200         8,200
  *Allen Telecom, Inc..................................        18,800       225,600
  Alliance Bancorp.....................................         6,438       175,234
  *Alliance Entertainment Corp.........................        18,100           566
  *Alliance Gaming Corp................................        24,928       114,513
  *Alliance Pharmaceuticals Corp.......................        24,400       116,663
  *Alliance Semiconductor Corp.........................        30,900       150,638
  *Alliant Techsystems, Inc............................         7,800       503,100
  *Allied Digital Technologies Corp....................         8,200        38,438
  *Allied Healthcare Products, Inc.....................         6,700        35,594
  *Allied Holdings, Inc................................         5,900       106,200
  Allied Life Financial Corp...........................         2,000        53,250
  Allied Products Corp.................................         8,550       183,825
  *Allied Research Corp................................         3,100        38,556
  *#Allin Communications Corp..........................         5,000        22,813
  *Allou Health & Beauty Care, Inc. Class A............         1,900        22,325
  *Allstate Financial Corp.............................         1,600        10,350
  *Alltrista Corp......................................         4,653       118,652
  *Aloette Cosmetics, Inc..............................         1,000         4,906
  *#Alpha Beta Technology, Inc.........................        13,400        35,594
  *Alpha Industries, Inc...............................         8,400       139,650
  *Alpha Microsystems, Inc.............................         3,300         9,694
  *Alpha Technologies Group, Inc.......................         5,200        25,025
  *Alphanet Solutions, Inc.............................         4,000        47,000
  Alpharma, Inc. Class A...............................         9,500       206,625
  *Alpine Group, Inc...................................        15,736       312,753
  *Alrenco, Inc........................................         4,900        86,669
  *Alta Gold Co........................................        17,400        35,344
  *Alteon, Inc.........................................        12,600        46,856
  *#Alternative Resources Corp.........................        12,500       252,734
  *Altris Software, Inc................................         7,200        15,525
  *Altron, Inc.........................................        12,100       133,478
  *Alyn Corp...........................................         7,500        60,469
  *Amax Gold, Inc......................................        68,200       217,388
  Ambanc Holding Co., Inc..............................         2,200        41,731
  Amcast Industrial Corp...............................         7,300       157,406
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Amcol International Corp.............................        22,800  $    312,075
  Amcore Financial, Inc................................        18,775       459,988
  *Amedisys, Inc.......................................         1,400         5,688
  *America Services Group, Inc.........................         1,600        21,500
  American Bancorporation Ohio.........................           400         9,850
  American Bank of Connecticut.........................         2,200        61,600
  *American Banknote Corp..............................        16,700        64,713
  American Biltrite, Inc...............................         1,900        57,594
  *#American Biogenetic Sciences, Inc. Class A.........        13,700        17,981
  *American Buildings Co...............................         4,500       149,625
  *American Business Information, Inc..................        14,600       183,413
  *American Business Information, Inc. Class A.........        14,600       177,938
  American Business Products, Inc......................        14,100       313,725
  *American Claims Evaluation, Inc.....................         1,000         1,625
  *American Classic Voyages Co.........................        11,100       185,231
  *American Coin Merchandising, Inc....................         3,900        68,981
  *American Disposal Services, Inc.....................        13,400       524,694
  *American Eagle Group, Inc...........................         4,000           130
  *American Eagle Outfitters, Inc......................        15,675       604,467
  *American Ecology Corp...............................         5,250         6,891
  *American Freightways Corp...........................        21,800       252,063
  *American Healthcorp, Inc............................         6,400        74,200
  American Heritage Life Investment Corp...............        17,600       369,600
  *American Homepatient, Inc...........................        11,800       196,913
  *American Homestar Corp..............................        11,530       243,571
  American Indemnity Financial Corp....................           800         9,850
  *American International Petroleum Corp...............        35,800        82,228
  American Italian Pasta CO............................        10,100       362,338
  *American Media, Inc. Class A........................        15,300        97,538
  *American Medical Electronics, Inc. (Escrow-Bonus)...         4,400             0
  *American Medical Electronics, Inc.
    (Escrow-Earnings)..................................         4,400             0
  *American Mobile Satellite Corp......................        17,600       201,300
  *American Oncology Resources, Inc....................        20,400       261,375
  *American Pacific Corp...............................         4,900        52,522
  *American Pad & Paper Co.............................        19,500       129,188
  *American Physicians Services Group, Inc.............         2,200        15,813
  *American Precision Industries, Inc..................         7,300       138,700
  *American Residential Services, Inc..................         2,000        23,125
  *American Safety Razor Co............................         8,500       101,203
  *American Science & Engineering, Inc.................         6,500        90,188
  *American Shared Hospital Services...................           600         1,013
  *American Software, Inc. Class A.....................        14,100       108,834
  *American Superconductor Corp........................        10,500       132,563
  *American Technical Ceramics Corp....................         1,500        14,156
  *American Telecasting, Inc...........................        11,900         9,111
  *#American United Global, Inc........................         6,600         8,972
  *American Waste Services, Inc. Class A...............        12,400        58,125
  American Woodmark Corp...............................         4,660       128,733
  Americana Bancorp, Inc...............................         1,600        32,300
  *Americredit Corp....................................        21,400       698,175
  *Amerihost Properties, Inc...........................         4,200        20,738
  *AmeriLink Corp......................................         2,900        43,138
  *Amerin Corp.........................................        17,100       513,534

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Ameripath, Inc......................................         1,300  $     18,647
  *Ameristar Casinos, Inc..............................        11,600        62,350
  Ameron, Inc..........................................         2,000       120,250
  Amerus Life Holdings, Inc. Class A...................        10,844       347,008
  *Ames Department Stores, Inc.........................        17,100       421,622
  *Amistar Corp........................................         1,600         5,675
  Ampco-Pittsburgh Corp................................         8,900       131,275
  *Ampex Corp. Class A.................................        36,400        81,900
  *Amrep Corp..........................................         4,600        37,950
  *Amsurg Corp. Class A................................           589         5,559
  *Amsurg Corp. Class B................................         3,800        36,575
  *Amtech Corp.........................................        13,800        64,688
  *Amtran, Inc.........................................         9,200       177,100
  Amwest Insurance Group, Inc..........................         1,540        23,966
  *Amylin Pharmaceuticals, Inc.........................        33,500       142,898
  *Anadigics, Inc......................................        10,250       148,305
  Analogic Corp........................................        10,900       494,247
  *Analogy, Inc........................................         7,300        39,694
  Analysis & Technology, Inc...........................         1,200        23,475
  Analysts International Corp..........................        18,600       548,700
  *Analytical Surveys, Inc.............................         4,300       120,669
  *Anaren Microwave, Inc...............................         3,100        51,828
  Anchor Bancorp Wisconsin, Inc........................         6,600       278,025
  *#Andean Development Corp............................         2,000         8,625
  Andover Bancorp, Inc. DE.............................         4,500       153,563
  *Andrea Electronics Corp.............................         6,700       101,338
  *Anergen, Inc........................................        15,200        34,675
  *Anesta Corp.........................................         9,000       164,813
  *#Angeion Corp.......................................        24,200        62,013
  Angelica Corp........................................         9,000       202,500
  *Anicom, Inc.........................................        15,900       220,116
  *#Ann Taylor Stores Corp.............................        18,800       410,075
  *Ansoft Corp.........................................         4,900        63,853
  *Antec Corp..........................................        34,050       652,270
  *Apertus Technologies, Inc...........................         5,500         7,047
  *#Aphton Corp........................................        10,100       129,091
  Apogee Enterprises, Inc..............................        21,000       292,031
  *Apogee, Inc.........................................         5,900        13,275
  Apple South, Inc.....................................        33,200       434,713
  Applebees International, Inc.........................        22,000       537,625
  *#Appliance Recycling Centers of America, Inc........           525         1,608
  *Applied Digital Access, Inc.........................        10,000        52,500
  *Applied Extrusion Technologies, Inc.................         8,400        62,738
  *Applied Graphics Technologies, Inc..................         2,220       106,560
  Applied Industrial Technologies, Inc.................        15,350       360,725
  *Applied Innovation, Inc.............................        11,500        91,281
  *#Applied Magnetics Corp.............................        16,100        90,563
  *Applied Microsystems Corp...........................         4,800        19,650
  *Applied Science & Technology, Inc...................         6,800        63,538
  *Applied Signal Technologies, Inc....................         5,400        64,125
  *Applied Voice Technology, Inc.......................         9,000       169,031
  *Applix, Inc.........................................         8,000        33,500
  *Apria Healthcare Group, Inc.........................        34,400       262,300
  *Aquagenix, Inc......................................         3,200         4,500
  Aquarion Co..........................................         3,500       116,813
  *Aquila Biopharmaceuticals, Inc......................         3,030        14,771
  Aquila Gas Pipeline Corp.............................        24,700       362,781
  *Arabian Shield Development Co.......................           200           544
  *Aradigm Corp........................................         7,200       102,600
  *Arbor Software Corp.................................         5,000       170,938
  *#Arcadia Financial, Ltd.............................        30,400       228,000
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Arch Coal, Inc.......................................         7,200  $    174,150
  *Arch Communications Group, Inc......................        17,600        81,400
  *Arch Petroleum, Inc.................................        13,700        31,895
  Arctic Cat, Inc......................................        20,100       182,156
  *Ardent Software, Inc................................         4,238        52,180
  Argonaut Group, Inc..................................        10,000       323,438
  *#Argosy Gaming Corp.................................        20,600        74,675
  *Ariad Pharmaceuticals, Inc..........................        16,300        64,691
  *Ariel Corp..........................................         9,300        75,272
  *Ark Restaurants Corp................................         1,600        18,900
  *Arkansas Best Corp..................................        15,600       151,125
  *Arm Financial Group, Inc. Class A...................        12,000       245,250
  *Armco, Inc..........................................        83,000       451,313
  Arnold Industries, Inc...............................        21,000       329,438
  *Aronex Pharmaceuticals, Inc.........................        15,700        55,931
  *Arrhythmia Research Technology, Inc.................         1,800         3,150
  *Arrow Automotive Industries, Inc....................         1,000         2,125
  Arrow Financial Corp.................................         3,675       115,763
  Arrow International, Inc.............................           200         6,931
  *Arthrocare Corp.....................................         5,900       105,463
  *Artisoft, Inc.......................................         8,700        25,964
  *Artra Group, Inc....................................         6,000        19,125
  *Arts Way Manufacturing Co., Inc.....................           200         1,750
  *Asahi/Amer, Inc.....................................           600         3,825
  *Asante Technologies, Inc............................         7,200        18,000
  *Ascent Entertainment Group, Inc.....................        17,900       229,344
  *Aseco Corp..........................................         1,400         7,000
  *Ashworth, Inc.......................................        10,800       136,688
  *Aspen Technology, Inc...............................         9,900       440,859
  *Assisted Living Concepts, Inc.......................        13,800       222,525
  *Associated Group, Inc. Class A......................         6,600       231,413
  *Astea International, Inc............................         7,400        21,044
  *Astec Industries, Inc...............................         7,200       236,250
  Astro-Med, Inc.......................................         4,500        34,313
  *Astronics Corp......................................         2,375        28,648
  *Asyst Technologies, Inc.............................         6,400       105,800
  Atalanta Sosnoff Capital Corp........................         7,700        79,647
  *Atchison Casting Corp...............................         9,200       166,175
  *Athey Products Corp.................................         2,940        13,781
  *Atkinson (Guy F.) of California.....................         5,400           422
  *Atlantic American Corp..............................        12,400        55,800
  *Atlantic Bank and Trust Co..........................         2,000        48,250
  *#Atlantic Coast Airlines, Inc.......................        12,600       378,394
  *Atlantic Gulf Communities Corp......................         8,100        24,553
  *Atlantic Premium Brands, Ltd........................         2,000         6,125
  *Atlantic Tele-Network, Inc..........................         2,960        44,770
  *Atlantis Plastics, Inc..............................         3,300        26,400
  *Atlas Air, Inc......................................        13,200       466,950
  Atmos Energy Corp....................................        20,200       621,150
  Atrion Corp..........................................         1,950        19,500
  *#Atrix Labs, Inc....................................         6,600       107,250
  *Atwood Oceanics, Inc................................        10,000       517,500
  *Au Bon Pain, Inc. Class A...........................         7,100        65,675
  *Audiovox Corp. Class A..............................        13,900        71,238
  *Audits & Surveys Worldwide, Inc.....................         5,100        16,256
  *Ault, Inc...........................................         3,900        23,278
  *Aura Systems, Inc...................................        48,000       136,500
  *Aurora Biosciences Corp.............................         6,000        45,750
  *Auspex Systems, Inc.................................        20,900       118,216
  Authentic Fitness Corp...............................        16,400       298,275
  Autocam Corp.........................................         4,343        83,060

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Autoimmune, Inc.....................................        13,100  $     36,844
  *Autoinfo, Inc.......................................         3,900         1,097
  *Autologic Information International, Inc............         2,300        15,525
  *Automobile Protection Corp..........................         8,500       104,922
  *Autonomous Technologies Corp........................         7,500        37,734
  *Autote Corp. Class A................................        21,258        59,788
  *Avant Corp..........................................        16,000       411,000
  *Avatar Holdings, Inc................................         5,500       148,844
  *#Avatex Corp........................................         6,300        13,781
  *Avecor Cardiovascular, Inc..........................         6,200        43,013
  Avert, Inc...........................................         1,300         8,288
  *Aviall, Inc.........................................        15,700       229,613
  *Avid Technology, Inc................................         4,100       166,178
  *Avigen, Inc.........................................         1,000         3,469
  *Aviva Petroleum, Inc. Deposit Shares (Representing 5
    Shares)............................................         6,500         6,094
  *Avondale Financial Corp.............................         2,800        49,788
  *Avondale Industries, Inc............................        11,600       327,338
  *Award Software International, Inc...................         3,500        41,125
  *Aware, Inc..........................................        11,700       126,872
  *Axent Technologies, Inc.............................         3,000        73,875
  *Axiohm Transaction Solutions, Inc...................         2,732        35,345
  *#Axsys Technologies, Inc............................         2,500        55,625
  *Axys Pharmaceuticals, Inc...........................        20,900       161,322
  *Aydin Corp..........................................         3,100        29,450
  *Aztar Corp..........................................        31,800       222,600
  Aztec Manufacturing Co...............................         5,000        66,875
  *BA Merchant Services, Inc. Class A..................        15,000       270,938
  *BCT International, Inc..............................         2,700         8,269
  BEI Electronics, Inc.................................         6,000        26,813
  BEI Technologies, Inc................................         3,400        63,113
  *BFX Hospitality Group, Inc..........................         4,600        10,638
  BHA Group Holdings, Inc. Class A.....................         5,856        99,925
  *BI, Inc.............................................         4,900        47,163
  BMC Industries, Inc..................................        18,000       264,375
  *BPI Packaging Technologies, Inc.....................         5,300         5,217
  *BRC Holdings, Inc...................................         8,500       158,313
  BSB Bancorp, Inc.....................................         4,800       150,900
  BT Financial Corp....................................         6,270       172,229
  *BT Office Products International, Inc...............        23,100       308,963
  *BTG, Inc............................................         3,700        35,497
  *BTU International, Inc..............................         3,800        18,050
  *#BWAY Corp..........................................         4,800       122,100
  *Back Bay Restaurant Group, Inc......................         2,700        21,263
  Badger Meter, Inc....................................           800        28,900
  *Badger Paper Mills, Inc.............................         1,000         8,375
  Bairnco Corp.........................................         8,300        78,850
  Baker (J.), Inc......................................         9,700       118,219
  *Baker (Michael) Corp................................         3,900        38,513
  Balchem Corp.........................................         1,200        25,050
  Baldor Electric Co...................................         8,733       227,604
  Baldwin Piano & Organ Co.............................         1,300        20,516
  *Baldwin Technology, Inc. Class A....................        12,100        74,113
  *Ballantyne Omaha, Inc...............................         7,700       141,006
  Ballard Medical Products.............................        25,000       559,375
  *#Bally Total Fitness Holding Corp...................        14,375       463,594
  *Baltek Corp.........................................         1,500        15,656
  Bancfirst Ohio Corp..................................         4,800       135,600
  *Bancinsurance Corp..................................         2,900        18,669
  Bancorp Connecticut, Inc.............................         3,100        62,388
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *BancTec, Inc........................................        17,896  $    418,319
  *Bangor Hydro-Electric Co............................         4,400        37,950
  Bank of Granite Corp.................................         5,400       218,531
  *Bank Plus Corp......................................         9,000       115,875
  *Bank United Financial Corp. Class A.................        13,700       245,316
  Bank West Financial Corp.............................         1,600        22,700
  #BankAtlantic Bancorp, Inc. Class A..................         8,441       111,316
  BankAtlantic Bancorp, Inc. Class B...................         7,371       100,891
  BankNorth Group, Inc. DE.............................        11,800       426,275
  *Banner Aerospace, Inc...............................        18,200       214,988
  Banta Corp...........................................         3,000        94,969
  *#Banyan System, Inc.................................        12,500        98,828
  Barnes Group, Inc....................................        16,200       481,950
  *Barnett, Inc........................................         9,700       175,813
  *Barnwell Industries, Inc............................           400         6,300
  *Barra, Inc..........................................         8,700       176,719
  *Barrett Business Services, Inc......................         4,100        50,225
  *Barringer Technologies, Inc.........................         2,400        25,650
  *Barry (R.G.) Corp...................................         8,832       131,376
  *#Base Ten Systems, Inc. Class A.....................         3,700        19,425
  *Basin Exploration, Inc..............................         8,000       126,500
  Bassett Furniture Industries, Inc....................         7,800       235,706
  Battle Mountain Gold Co..............................        43,900       233,219
  Bay State Gas Co.....................................         7,600       289,275
  Bay View Capital Corp................................        12,300       396,291
  *Bayard Drilling Technologies, Inc...................           296         3,275
  *Baycorp Holdings, Ltd...............................         4,200        30,450
  Bayonne Bancshares, Inc..............................         4,800        77,550
  *Bayou Steel Corp. Class A...........................         6,400        41,200
  *Be Aerospace, Inc...................................        17,800       514,531
  Beauticontrol Cosmetics, Inc.........................         2,900        26,463
  *Beazer Homes USA, Inc...............................         6,000       136,500
  *Bel Fuse, Inc.......................................         3,500        92,750
  *Belco Oil & Gas Corp................................        10,000        98,750
  *Bell and Howell Co..................................        19,900       537,300
  *Bell Industries, Inc................................         6,520        82,315
  *Bell Microproducts, Inc.............................         6,100        45,178
  *Bell Sports Corp....................................        11,000       103,125
  *Bellwether Exploration Co...........................        11,100        99,553
  *Ben & Jerry's Homemade, Inc. Class A................         3,600        70,425
  *Benchmark Electronics, Inc..........................         6,900       139,294
  *Benchmarq Microelectron.............................         4,100        60,219
  *Benihana, Inc.......................................         1,000        11,688
  *#Bentley Pharmaceuticals, Inc.......................         3,160         7,703
  *Benton Oil & Gas Co.................................        22,300       232,756
  Berkshire Gas Co.....................................         1,000        22,375
  *Berlitz International, Inc..........................         4,700       130,425
  Berry Petroleum Corp. Class A........................        15,300       218,025
  *Bertuccis, Inc......................................         7,000        71,969
  *Bet Holdings, Inc. Class A..........................         6,700       418,331
  Beverly Bancorporation, Inc..........................         3,465        90,307
  *Big 4 Ranch, Inc....................................         3,200             0
  *#Big Flower Holdings, Inc...........................        14,100       432,694
  *Billing Information Concepts Corp...................        10,800       251,100
  Bindley Western Industries, Inc......................        12,200       433,100
  Binks Sames Corp.....................................         1,500        63,000
  *Bio Technology General Corp.........................        38,500       327,852
  *#Bio Vascular, Inc..................................         3,000        14,344
  *Bio-Logic Systems Corp..............................         2,100        10,631
  *#Bio-Plexus, Inc....................................         2,700         8,184
  *Bio-Rad Laboratories, Inc. Class A..................         5,800       184,150

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Biocircuits Corp...................................           370  $          0
  *Biocryst Pharmaceuticals, Inc.......................        11,000        87,656
  *Biofield Corp.......................................         3,000        11,625
  *#Biomatrix, Inc.....................................         8,200       278,800
  *Biosepra, Inc.......................................         5,000         8,281
  *Biosite Diagnostics, Inc............................        10,000       123,125
  *Biosource International, Inc........................         7,200        47,700
  *Biospecifics Technologies Corp......................         2,300        12,219
  *#Biospherics, Inc...................................         6,500        26,609
  Birmingham Steel Corp................................        18,600       260,400
  *Black Box Corp......................................        13,200       526,350
  *Black Hawk Gaming & Development, Inc................         1,000        10,031
  Black Hills Corp.....................................        13,050       286,284
  Blair Corp...........................................         5,600       166,600
  Blanch (E.W.) Holdings, Inc..........................         6,600       248,325
  Blimpie International................................         5,000        16,250
  *Blonder Tongue Laboratories, Inc....................         2,000        19,250
  *Bluegreen Corp......................................        16,195       135,633
  *Boca Research, Inc..................................         5,200        26,813
  *Bolder Technologies Corp............................         5,700        66,263
  *Bolle, Inc..........................................         3,561        18,584
  *Bolt Technology Corp................................         4,500        45,563
  *Bombay Co., Inc.....................................        30,500       133,438
  *Bon-Ton Stores, Inc.................................         5,700        96,188
  *Bonded Motors, Inc..................................         1,800        17,550
  *Bone Care International, Inc........................         2,250        22,500
  *Bontex, Inc.........................................           200           725
  *Books-a-Million, Inc................................        15,400        78,444
  *Boole & Babbage, Inc................................        19,762       491,580
  *Borg-Warner Security Corp...........................        20,200       445,663
  *#Borland International, Inc.........................        30,100       249,266
  Boston Acoustics, Inc................................         2,500        83,438
  *#Boston Chicken, Inc................................        42,200        86,378
  *Boston Communications Group, Inc....................         6,000        51,375
  Bostonfed Bancorp, Inc...............................         1,000        23,500
  *#Bowmar Instrument Corp.............................        11,700        25,594
  #Bowne & Co., Inc....................................        10,800       462,375
  *Boyd Gaming Corp....................................        43,000       287,563
  *Boyds Wheels, Inc...................................         3,100           806
  *Bradley Pharmaceuticals, Inc. Class A...............         1,500         3,445
  Brady (W.H.) Co. Class A.............................        12,100       352,034
  *Brauns Fashions Corp................................         2,200        26,400
  *Brazos Sportswear, Inc..............................           230         1,093
  #Breed Technologies, Inc.............................        18,500       352,656
  Brenton Banks, Inc...................................        11,488       236,589
  *Brewer (C.) Homes, Inc. Class A.....................         1,800         4,275
  Bridgford Foods Corp.................................         4,075        52,593
  *Brilliant Digital Entertainment, Inc................         7,000        21,875
  *Brite Voice Systems, Inc............................        12,100       130,831
  Broad National Bancorporation........................         2,226        48,833
  *Broadband Technologies, Inc.........................        10,600        64,594
  *Broadvision, Inc....................................        13,900       221,531
  *Broadway & Seymour, Inc.............................         5,400        32,063
  *Broderbund Software, Inc............................        12,500       198,438
  #Brooke Group, Ltd...................................        14,200       142,000
  *Brooks Automation, Inc..............................         8,000       104,000
  *Brookstone, Inc.....................................         3,900        55,088
  *Brooktrout Technology, Inc..........................         9,300       169,434
  *Brothers Gourmet Coffees, Inc.......................         6,771         7,194
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Brown & Sharpe Manufacturing Co. Class A............         9,200  $    121,900
  *Brown (Tom), Inc....................................        22,100       368,794
  Brown Group, Inc.....................................        14,400       258,300
  Brush Wellman, Inc...................................        10,800       263,250
  Bryn Mawr Bank Corp..................................           400        20,125
  *Buckeye Technology, Inc.............................        22,400       505,400
  *Buckhead America Corp...............................           900         6,806
  *Buckle, Inc.........................................        13,200       673,200
  *Buffets, Inc........................................        33,186       541,347
  *Builders Transport, Inc.............................         1,800           366
  *Building Materials Holding Corp.....................        10,600       146,413
  *Bull Run Corp. GA...................................        21,300       100,509
  Burlington Coat Factory Warehouse Corp...............        33,480       671,693
  *Burr Brown Corp.....................................         7,862       201,709
  *Bush Boake Allen, Inc...............................        11,500       339,250
  Bush Industries, Inc. Class A........................         5,700       153,188
  *Business Resource Group.............................         2,400         8,100
  *Butler International, Inc...........................         4,100        99,169
  Butler Manufacturing Co..............................         3,800       133,000
  *Buttrey Food & Drug Stores Co.......................         5,200        77,513
  C & D Technologies, Inc..............................         4,600       257,600
  *C ATS Software, Inc.................................         4,000        22,500
  *C-COR Electronics, Inc..............................         5,800        91,713
  *C-Cube Microsystems, Inc............................        20,900       408,203
  *#C-Phone Corp.......................................         2,500        12,930
  *C.P. Clare Corp.....................................         5,500        67,719
  *#CAI Wireless Systems, Inc..........................         5,115         1,816
  CBT Corp.............................................           200         6,575
  *CBT Group P.L.C.....................................         1,003        50,067
  *CCA Industries, Inc.................................         4,300        12,027
  *CCC Information Services Group, Inc.................        14,000       317,188
  *CDI Corp............................................         3,900       143,569
  *CE Software Holdings, Inc...........................           580         1,305
  *CEM Corp............................................         3,800        50,588
  *#CET Environmental Services, Inc....................         3,500        12,578
  *CFI Proservices, Inc................................         3,000        47,531
  *CFM Technologies, Inc...............................         4,700        53,756
  CFSB Bancorp, Inc....................................         2,415        67,184
  CFW Communications Co................................         9,100       224,656
  *CMC Industries, Inc.................................         3,500        32,156
  *#CMG Information Services, Inc......................        15,200       672,600
  CMI Corp. Class A....................................        17,800       142,400
  *CML Group, Inc......................................        39,800       129,350
  CNA Surety Corp......................................        11,100       179,681
  CNB Bancshares, Inc..................................         3,420       158,175
  *CNS Income..........................................        14,400        59,400
  *CPAC, Inc...........................................         3,520        38,500
  CPB, Inc.............................................         6,800       130,050
  *CPI Aerostructures, Inc.............................           200           450
  CPI Corp.............................................         7,000       179,375
  *CSP, Inc............................................         2,530        25,695
  *CSS Industries, Inc.................................         7,500       245,625
  *#CTC Communications Corp. Class 1...................         5,500        45,461
  CTG Resources, Inc...................................         6,400       148,800
  CTS Corp.............................................        12,700       396,875
  *CUNO, Inc...........................................         9,600       195,300
  CVB Financial Corp...................................        10,045       214,712
  *Cable Design Techologies Corp.......................        17,425       410,577
  Cabot Oil & Gas Corp. Class A........................        17,300       350,325

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Cache, Inc..........................................         7,625  $     35,504
  *Caci International, Inc. Class A....................         8,600       171,194
  *#Cade Industries, Inc...............................        12,300        44,780
  *Cadiz Land, Inc.....................................        24,600       325,950
  Cadmus Communications Corp...........................         5,800       147,175
  *Cadus Pharmaceutical Corp...........................         6,500        38,594
  *Caere Corp..........................................        10,600       148,731
  Cagle's, Inc. Class A................................         2,000        25,250
  Cal-Maine Foods, Inc.................................         2,000        10,688
  *Calcomp Technology, Inc.............................        25,900        84,175
  *#Caldor Corp........................................         9,700         6,014
  Calgon Carbon Corp...................................        28,900       308,869
  *California Amplifier, Inc...........................         7,000        18,375
  *#California Culinary Academy, Inc...................         1,200         9,300
  *California Micro Devices Corp.......................         6,300        36,422
  *California Microwave, Inc...........................         9,700       207,641
  California State Bank................................         3,100       151,125
  California Water Service Group.......................         7,500       166,406
  *Callon Petroleum Co.................................         4,600        75,900
  *Calloways Nursery, Inc..............................         1,200         2,738
  Calmat Co............................................        13,900       349,238
  *Calumet Bancorp, Inc................................         1,650        60,844
  *Cambex Corp.........................................         5,200         3,068
  Cambrex Corp.........................................         7,000       391,563
  *Cambridge Heart, Inc................................         3,000        24,563
  Cambridge Neuroscience, Inc..........................        13,300        11,845
  *Cameron Ashley Building Products, Inc...............         5,600        97,300
  Cameron Financial Corp...............................         1,300        26,813
  *Campo Eletronics, Appliances & Computers, Inc.......         3,200         1,050
  *Candela Laser Corp..................................         2,700         9,155
  *Candies, Inc........................................         9,300        59,578
  *Canisco Resources, Inc..............................           500         1,625
  *Cannon Express, Inc. Class A........................           900         7,706
  *#Cannondale Corp....................................         6,900        97,031
  *Cantel Industries, Inc. Class B.....................         2,000        17,375
  *Canyon Resources Corp...............................        20,800        19,500
  Cape Cod Bank & Trust Co.............................         2,300        92,000
  *Capital Pacific Holdings, Inc.......................         9,000        37,125
  *Capital Senior Living Corp..........................         1,500        19,406
  Capitol Bancorp, Ltd.................................         2,189        57,735
  Capitol Transamerica Corp............................         6,050       124,592
  Caraustar Industries, Inc............................         2,600        79,869
  *Carbide/Graphite Group, Inc.........................         5,000       163,750
  Carbo Ceramics, Inc..................................         4,000       137,125
  *Cardiotech International, Inc.......................         2,101         4,333
  *Cardiovascular Diagnostics..........................         4,000        24,500
  *Cardiovascular Dynamics, Inc........................         5,388        35,359
  *Care Group, Inc.....................................         3,400         1,009
  *#Carematrix, Inc....................................        12,000       277,500
  *Caretenders Healthcorp..............................         1,600        11,500
  *Carlyle Industries, Inc.............................         1,032         1,484
  *Carmike Cinemas, Inc. Class A.......................         6,700       175,456
  Carnegie Bancorp.....................................         1,155        41,363
  *Carnegie Group, Inc.................................         3,800        14,488
  Carolina First Corp..................................        13,410       371,708
  *Carr-Gottstein Foods Co.............................         7,654        55,013
  *Carrington Laboratories, Inc........................         7,100        30,064
  *Carson, Inc.........................................           500         3,063
  Carter-Wallace, Inc..................................        23,800       423,938
  *Carver Corp. WA.....................................         1,400           547
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Cascade Corp.........................................         7,100  $    121,588
  Cascade Natural Gas Corp.............................         6,500       101,156
  *Casco International, Inc............................           275           971
  Casey's General Stores, Inc..........................        36,800       522,100
  Cash America International, Inc......................        19,800       334,125
  *Casino America, Inc.................................        19,600        78,094
  *Casino Data Systems.................................        14,400        49,500
  *Casino Magic Corp...................................        19,500        38,391
  *Casino Resource Corp................................         3,000         2,766
  *Castelle............................................         2,200         8,113
  *Castle & Cooke, Inc.................................        17,200       324,650
  Castle (A.M.) & Co...................................        13,037       293,333
  Castle Energy Corp...................................         2,400        48,300
  *Catalina Lighting, Inc..............................         5,100        19,444
  *Catalyst International, Inc.........................         5,000        64,375
  *Catalyst Semiconductor, Inc.........................         4,000         2,563
  *Catalytica, Inc.....................................        31,700       482,434
  Cathay Bancorp, Inc..................................         1,100        43,313
  *Catherines Stores Corp..............................         6,300        62,409
  Cato Corp. Class A...................................        21,300       320,831
  Cavalier Homes, Inc..................................        16,360       183,028
  *Cayenne Software, Inc...............................        15,000        30,703
  *Ceanic Corp.........................................         8,200       120,950
  *#Cel-Sci Corp.......................................         2,500        11,875
  *Celadon Group, Inc..................................         6,000        86,250
  *Celebrity, Inc......................................         5,200         7,150
  *Celeritek, Inc......................................         3,400        26,456
  *Celestial Seasonings, Inc...........................         1,600        73,100
  *Celgene Corp........................................        14,200       138,894
  *#Cell Genesys, Inc..................................        22,352       189,294
  *Cellnet Data Systems, Inc...........................        24,500       247,297
  *Cellpro, Inc........................................        11,600        40,600
  *Cellular Technical Services Co., Inc................        15,900        16,148
  *Celtrix Pharmaceuticals, Inc........................         5,000        14,688
  Cenit Bancorp, Inc...................................         2,400        58,500
  *Centennial Bancorp..................................         8,342       142,335
  *Centennial Cellular Corp. Class A...................        12,400       433,613
  Centex Construction Products, Inc....................        13,200       504,900
  *Centigram Communications Corp.......................         5,200        65,325
  Central Co-Operative Bank Somerville, MA.............           700        19,906
  *Central Garden & Pet Co.............................        10,600       313,363
  Central Hudson Gas & Electric Corp...................        10,500       458,719
  Central Maine Power Co...............................        22,700       434,138
  *Central Reserve Life Corp...........................         2,100        15,356
  *Central Sprinkler Corp..............................         4,000        37,000
  Central Vermont Public Service Corp..................         8,100       118,463
  Centris Group, Inc...................................        11,400       149,625
  *Centura Software Corp...............................         8,600        19,081
  Century Aluminum Co..................................         8,000       119,750
  Century Bancorp Income Class A.......................         1,000        22,125
  *#Century Business Services, Inc.....................        34,800       600,300
  *Century Communications Corp. Class A................        23,900       380,906
  *Cephalon, Inc.......................................        20,100       212,306
  *Ceradyne, Inc.......................................         6,900        36,225
  Cerberonics, Inc. Class A............................           200         1,863
  *Cerion Technologies, Inc............................         3,500         6,234
  *Cerner Corp.........................................        19,700       503,581
  *Cerprobe Corp.......................................         4,800        63,900

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Chad Therapeutics...................................         6,000  $     34,875
  Champion Industries, Inc.............................         5,062        64,224
  *Charles, JW Financial Services, Inc.................         1,300        13,244
  *Charming Shoppes, Inc...............................        82,700       422,545
  *Chart House Enterprises, Inc........................         7,000        58,625
  Chart Industries, Inc................................        10,950       251,850
  *Charter Federal Savings Bank (Escrow)...............         2,100             0
  Chartwell Re Corp....................................         5,800       171,463
  Chase Corp...........................................         2,300        33,350
  *Chase Industries, Inc...............................         6,000       185,625
  *Chattem, Inc........................................         9,200       243,225
  *Check Technology Corp...............................         3,100        14,531
  *Checkers Drive-In Restaurant, Inc...................        12,000        14,063
  *Checkmate Electronics, Inc..........................         2,500        19,766
  *#Checkpoint System, Inc.............................        23,700       417,713
  *#Cheesecake Factory, Inc............................        13,650       275,559
  Chemed Corp..........................................         5,900       217,194
  *Chemfab Corp........................................         5,850       133,453
  Chemfirst, Inc.......................................        13,600       349,350
  Chemical Financial Corp..............................         6,486       269,980
  *Chemtrak, Inc.......................................         4,400         1,856
  *Cherry Corp. Class A................................         3,000        51,375
  *Cherry Corp. Class B................................         1,800        31,163
  *Chesapeake Biological Laboratories, Inc. Class A....         1,200         8,625
  #Chesapeake Energy Corp..............................        81,770       352,637
  Chesapeake Utilities Corp............................         2,700        47,250
  Chester Valley Bancorp...............................           288         9,252
  Chic by His, Inc.....................................         9,800        82,075
  Chicago Rivet & Machine Co...........................           200         6,550
  *Chicos Fas, Inc.....................................         5,700        61,631
  *Children's Comprehensive Services, Inc..............         4,650        79,050
  *#Childrens Broadcasting Corp........................         3,700        11,794
  *Childtime Learning Centers, Inc.....................         3,300        67,031
  Chiquita Brands International, Inc...................           292         3,924
  *Chirex, Inc.........................................         7,100       150,431
  Chittenden Corp......................................        10,666       397,309
  *#Chock Full O' Nuts Corp............................        10,130        76,608
  *Cholestech Corp.....................................         6,700        85,634
  *Christiana Companies, Inc...........................         9,000       351,563
  *Chromcraft Revington, Inc...........................         1,700        64,706
  *Chronimed, Inc......................................         9,400       116,913
  *Chrysalis International Corp........................         9,100        15,498
  Church & Dwight Co., Inc.............................        11,700       354,656
  *Chyron Corp.........................................        19,600        75,950
  *Cidco, Inc..........................................        10,100        81,431
  Cilcorp, Inc.........................................         8,200       361,313
  *Cima Laboratories, Inc..............................         6,500        25,289
  *Ciprico, Inc........................................         3,300        41,456
  Circle International, Inc............................         9,900       268,847
  *Circon Corp.........................................         7,390       101,613
  *Circuit Systems, Inc................................         2,600        10,563
  *Cirrus Logic, Inc...................................        39,900       397,753
  *Citadel Holding Corp................................         3,200        16,000
  *Citation Computer System, Inc.......................         2,200        13,200
  *Citation Corp.......................................        12,400       239,475
  Citfed Bancorp, Inc..................................         9,575       467,679
  #Citizens Bancshares, Inc............................         2,500       172,656
  Citizens Banking Corp................................         4,100       142,731
  *Citizens, Inc. Class A..............................        12,400        75,175
                                                               SHARES        VALUE+
                                                         ------------  ------------

  City Holding Co......................................         3,242  $    141,432
  *Civic Bancorp.......................................         2,835        52,625
  Clarcor, Inc.........................................        13,350       307,050
  *Claremont Technology Group, Inc.....................         9,000       178,875
  *Clark (Dick) Productions, Inc.......................         3,360        62,370
  *Clean Harbors, Inc..................................         5,000        13,516
  Cleco Corp...........................................        13,500       404,156
  Cleveland Cliffs, Inc................................         6,800       359,975
  *Cliffs Drilling Co..................................         9,300       383,625
  *Clintrials Research, Inc............................        15,900        86,953
  *#Closure Medical Corp...............................         7,900       200,463
  Coachmen Industries, Inc.............................        15,100       359,569
  *Coast Distribution System...........................         4,000        15,500
  Coastal Bancorp, Inc.................................         2,500        97,188
  *Coastal Physician Group, Inc........................        11,900         5,950
  *Coastcast Corp......................................         4,400        81,950
  *Cobra Electronic Corp...............................         3,500        18,922
  Coca-Cola Bottling Co. Consolidated..................         5,200       325,813
  *Cocensys, Inc.......................................        17,600        54,450
  *Code-Alarm, Inc.....................................           800         1,850
  *Coeur d'Alene Mines Corp. ID........................        15,500       136,594
  *Coffee People, Inc..................................         3,000        10,125
  *Cognitronics Corp...................................         2,500        35,313
  *Coherent Communications Systems Corp................         9,100       430,544
  *#Coherent, Inc......................................        13,600       313,650
  *Coho Energy, Inc....................................        17,900       148,234
  *#Cohr, Inc..........................................         3,800        27,194
  Cohu, Inc............................................         8,200       251,638
  *#Coinmach Laundry Corp..............................         7,000       171,063
  *Cold Metal Products, Inc............................         3,500        17,281
  *Cole (Kenneth) Productions, Inc. Class A............         5,700       130,744
  *Cole National Corp. Class A.........................         9,700       376,481
  *Coleman, Inc........................................         1,400        26,950
  Collagen Corp........................................         4,800        93,900
  *Collagenex Pharmaceuticals, Inc.....................         2,000        19,750
  *Collins & Aikman Corp...............................        56,300       394,100
  #Collins Industries, Inc.............................         6,500        33,922
  #Colonial Gas Co.....................................         8,050       228,922
  *Columbia Banking System, Inc........................         4,879       121,378
  *#Columbia Laboratories, Inc.........................        22,900       193,219
  *Columbus Energy Corp................................         1,787        13,291
  Columbus McKinnon Corp...............................         7,400       215,294
  *Comarco, Inc........................................         3,400        72,781
  *Comdial Corp........................................         6,900        79,781
  *Comforce Corp.......................................        13,877       135,301
  Commerce Bancorp, Inc................................        11,512       639,636
  Commercial Bancshares, Inc...........................         1,433        35,646
  Commercial Bank of New York..........................         3,200        82,200
  Commercial Intertech Corp............................         8,100       153,900
  Commercial Metals Co.................................         9,100       279,256
  *#Commodore Applied Technologies, Inc................        18,600        40,688
  Commonwealth Bancorp, Inc............................        10,300       243,659
  Commonwealth Energy System...........................        12,900       490,200
  Commonwealth Industries, Inc.........................        11,200       165,200
  Communications Systems, Inc..........................         8,100       142,763
  Community Bank System, Inc...........................         4,500       152,719
  Community Financial Corp.............................         1,200        24,525
  Community First Bankshares, Inc......................         3,024        73,994
  *Community Medical Transport, Inc....................         2,400         2,625

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Community Savings Bankshares, Inc....................         3,100  $    110,825
  Community Trust Bancorp, Inc.........................         6,940       211,887
  *#Comnet Corp........................................         1,900        25,888
  *Compdent Corp.......................................         8,100       118,463
  *Competitive Technologies, Inc.......................         4,200        41,738
  *#Complete Management, Inc...........................         5,033        33,973
  *Comprehensive Care Corp.............................         2,500        25,313
  *Comptek Research, Inc...............................         3,200        28,800
  *Compucom Systems, Inc...............................        40,900       304,194
  *#Computer Learning Centers, Inc.....................         9,600       164,700
  *Computer Manangement Sciences, Inc..................         7,900       185,156
  *Computer Network Technology Corp....................        18,300        97,791
  *Computer Outsourcing Services, Inc..................         1,900        18,644
  Computer Task Group, Inc.............................        13,800       436,425
  *Computrac, Inc......................................         2,400         2,400
  *Comshare, Inc.......................................         5,900        50,058
  *Comstock Resources, Inc.............................        16,900       169,000
  *Comtech Telecommunications Corp.....................         1,000         9,875
  *Concentra Corp......................................         2,700        11,981
  *Concord Camera Corp.................................         7,500        47,109
  *Concord Fabrics, Inc. Class A.......................           700         6,825
  *Concurrent Computer Corp............................        28,400       113,156
  *Conductus, Inc......................................         3,400        12,113
  *Cone Mills Corp. NC.................................        17,900       172,288
  *Congoleum Corp. Class A.............................         1,900        19,119
  *Conmed Corp.........................................        11,575       246,330
  Connecticut Energy Corp..............................         6,700       194,719
  Connecticut Water Services, Inc......................         1,100        36,266
  *Connitics Corp......................................         9,100        36,969
  *Consep, Inc.........................................         4,300         5,778
  *Consilium, Inc......................................         6,900        21,670
  *Conso Products Co...................................         5,000        43,750
  *Consolidated Delivery and Logistics, Inc............         4,000        18,875
  *Consolidated Freightways Corp.......................        13,200       195,525
  *Consolidated Graphics, Inc..........................         7,400       378,788
  *Consolidated Products, Inc..........................        13,561       268,677
  *Consolidated Stainless, Inc.........................         2,200           722
  Consolidated Tokoma Land Co..........................         3,100        54,638
  *#Consumer Portfolio Services, Inc...................        13,100       155,563
  Consumers Water Co...................................         5,200       112,125
  *Continental Can, Inc. DE............................         1,200        44,100
  *Continucare Corp....................................         8,200        43,563
  *Converse, Inc.......................................        13,900        69,500
  Cooker Restaurant Corp...............................         7,200        75,600
  *Cooper Companies, Inc...............................        10,300       406,850
  *Cooperative Bankshares, Inc.........................         1,400        25,900
  *Copart, Inc.........................................        10,500       187,031
  *Copley Pharmaceutical, Inc..........................        15,300        95,147
  *Copytele, Inc.......................................        40,400       132,563
  *Cor Therapeutics, Inc...............................        16,600       285,831
  *Coram Healthcare Corp...............................        35,563        73,349
  *Corcom, Inc.........................................         2,700        34,088
  *Core Materials Corp.................................         7,700        38,500
  *Core, Inc...........................................         4,300        44,209
  *Cornell Corrections, Inc............................         7,400       162,800
  *Cornerstone Imaging, Inc............................         3,600        26,325
  *Correctional Services Corp..........................         3,800        53,438
  *Corrpro Companies, Inc..............................         3,100        47,663
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Cort Business Services Corp.........................        11,400  $    446,025
  *Cortech, Inc........................................         7,200         3,713
  Corus Bankshares, Inc................................         8,900       374,078
  *Corvas International, Inc...........................         9,200        40,538
  *Corvel Corp.........................................         1,000        37,906
  *Cosmetic Centers, Inc. Class C......................           451         1,522
  *Cost Plus, Inc......................................         4,300       127,656
  *Costilla Energy, Inc................................         6,200        66,456
  *Cotelligent Group, Inc..............................         8,100       163,013
  Cotton States Life Insurance Co......................         2,530        43,326
  Courier Corp.........................................           800        29,400
  *Covenant Transport, Inc. Class A....................         6,100        99,125
  *Coventry Health Care, Inc...........................        27,200       392,700
  Covest Bancshares, Inc...............................         2,250        41,625
  *Coyote Network Systems, Inc.........................         2,069         8,858
  Craftmade International, Inc.........................         3,900        62,400
  *#Craig (Jenny), Inc.................................        12,900        78,206
  *Craig Corp..........................................         2,400        31,200
  *Craig Corp. Class A.................................         1,200        15,300
  *Creative Biomolecules, Inc..........................        25,100       149,423
  *Creative Computers, Inc.............................         5,900        47,938
  *Credence Systems Corp...............................        15,250       321,203
  *#Credit Acceptance Corp.............................        36,900       381,684
  *#Cree Research, Inc.................................         7,400       113,313
  *Criticare Systems, Inc..............................         4,500        13,781
  Cross (A.T.) Co. Class A.............................        11,800       136,438
  Cross Timbers Oil Co.................................        25,950       449,259
  *Cross-Continent Auto Retailers, Inc.................         7,600        61,275
  *Crossman Communities, Inc...........................         7,650       227,588
  *Crowley, Milner & Co................................         1,000         6,125
  *Crown Books Corp....................................         2,700         6,159
  *Crown Central Petroleum Corp. Class A...............         2,200        32,313
  *Crown Central Petroleum Corp. Class B...............         2,600        37,538
  Crown Crafts, Inc....................................         6,500        92,219
  *Crown Resources Corp................................        12,400        55,025
  *Crown Vantage, Inc..................................         6,800        69,700
  *Crown-Andersen, Inc.................................         1,000         4,375
  *Cryolife, Inc.......................................         7,700       127,050
  *Crystal Oil Co......................................         1,200        49,800
  Cubic Corp...........................................         5,700       167,438
  *#Cubist Pharmaceuticals, Inc........................         6,300        31,894
  *Cuisine Solutions, Inc..............................         5,400         5,400
  Culp, Inc............................................        13,518       236,565
  *Curative Health Services, Inc.......................         8,800       244,750
  Curtiss-Wright Corp..................................         6,000       250,500
  *Cyanotech Corp......................................        10,300        35,728
  *#Cybercash, Inc.....................................         6,600        99,413
  *#Cyberguard Corp....................................         4,400        52,525
  *Cybermedia, Inc.....................................         7,400        45,094
  *#Cyberonics, Inc....................................        11,200       127,400
  *Cyberoptics Corp....................................         2,700        45,984
  *Cybex Corp..........................................         5,850       134,550
  *Cybex International, Inc............................         5,900        59,738
  *Cygnus, Inc.........................................        13,300       123,648
  *Cypros Pharmaceutical Corp..........................        12,400        59,675
  *Cyrk, Inc...........................................         8,200        97,119
  *Cytel Corp..........................................        15,000        25,078
  *#Cytogen Corp.......................................        40,825        39,549
  *Cytotherapeutics, Inc...............................        13,200        25,369
  *Cytrx Corp..........................................         3,800         9,738

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Cytyc Corp..........................................        12,800  $    214,800
  D&N Financial Corp...................................         7,480       193,078
  *DBT Online, Inc.....................................         1,380        30,878
  *DDL Electronics, Inc................................         6,500         4,469
  *DII Group, Inc......................................        20,900       392,528
  *DIY Home Warehouse, Inc.............................         5,800        14,681
  *DM Management Co....................................         3,800       116,375
  *DNAP Holding Corp...................................         1,270         5,596
  *#DRS Technologies, Inc..............................         2,500        35,625
  *DSP Communications, Inc.............................        30,100       553,088
  *DSP Group, Inc......................................         5,800       113,100
  *DSP Technology, Inc.................................           800         6,825
  DT Industries, Inc...................................         6,800       199,325
  *DVI, Inc............................................         6,600       140,663
  *Dailey International, Inc...........................         3,100        21,313
  *Daily Journal Corp..................................           200         7,950
  Dain Rauscher Corp...................................         9,800       556,150
  *Dairy Mart Convenience Stores, Inc. Class A.........         1,600         6,800
  *Daisytek International Corp.........................         9,600       244,200
  *Dakotah, Inc........................................         1,800         1,547
  *Damark International, Inc. Class A..................         4,200        41,738
  Dames & Moore, Inc...................................        12,900       166,894
  *Dan River, Inc. (GA) Class A........................        10,000       191,250
  Daniel Industries, Inc...............................        11,660       236,844
  *Darling International, Inc..........................         7,500        54,375
  *Data Broadcasting Corp..............................        27,445       184,396
  *#Data Dimensions, Inc...............................         9,600       136,500
  *Data I/O Corp.......................................         4,900        23,275
  *Data Processing Resources Corp......................         6,500       189,109
  *#Data Race, Inc.....................................         3,400         3,506
  Data Research Association, Inc.......................         3,200        58,800
  *Data Systems & Software, Inc........................         3,700        20,581
  *Data Systems Network Corp...........................           165           521
  *Data Translation, Inc...............................         1,450         2,764
  *Data Transmission Network Corp......................         8,200       314,675
  *Dataflex Corp.......................................         2,800        11,156
  *Datakey, Inc........................................         1,000         5,688
  *Datamarine International, Inc.......................           200           925
  *Datametrics Corp....................................         4,800        10,800
  *Datapoint Corp......................................        12,400        25,575
  *Dataram Corp........................................         1,400        16,975
  *Datascope Corp......................................        10,000       279,063
  *Datastream Systems, Inc.............................        11,300       240,125
  *Dataware Technologies, Inc..........................         7,400        23,819
  *Datawatch Corp......................................         4,600         9,488
  *Dataworks Corp......................................         9,674       177,155
  *Datron Systems, Inc.................................         2,100        16,013
  *#Datum, Inc.........................................         3,900        57,647
  *Dave and Busters, Inc...............................         9,100       205,603
  *Davel Communications Group, Inc.....................         2,500        61,563
  *Davox Corp..........................................         6,850       126,297
  *#Daw Technologies, Inc..............................         7,400        21,044
  *Dawson Geophysical Co...............................         2,500        39,922
  *Dawson Production Services, Inc.....................         1,000        11,188
  *Daxor Corp..........................................         3,400        46,325
  *Day Runner, Inc.....................................         6,400       140,800
  *Dayton Superior Corp. Class A.......................         5,100        91,800
  Deb Shops, Inc.......................................         9,800        77,175
  *Deckers Outdoor Corp................................         4,800        34,500
  Decorator Industries, Inc............................         1,250        15,469
  *Deeptech International, Inc.........................        12,200       174,994
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Defiance, Inc........................................         7,600  $     65,550
  *Del Global Technologies Corp........................         4,483        50,994
  Del Laboratories, Inc................................        16,117       469,408
  *Delia's, Inc........................................         7,800       182,813
  *Delphi Financial Group, Inc. Class A................         1,622        88,095
  *#Delta Financial Corp...............................         4,500        79,313
  Delta Natural Gas Co., Inc...........................         1,400        24,063
  Delta Woodside Industries, Inc.......................        17,700       105,094
  Deltic Timber Corp...................................        10,000       276,875
  *Denamerica Corp.....................................         7,200        21,150
  *Dendrite International, Inc.........................         8,900       269,225
  *Dense-Pac Microsystems, Inc.........................        13,700        30,183
  *Department 56, Inc..................................        12,500       458,594
  *Depotech Corp.......................................         9,200        15,381
  *Designs, Inc........................................        14,800        22,663
  *Detection Systems, Inc..............................         3,800        38,713
  *Detrex Corp.........................................           500         6,531
  *#Detroit Diesel Corp................................        19,300       472,850
  *Devcon International Corp...........................         2,000         6,250
  *Devlieg-Bullard, Inc................................         9,500        24,641
  *Dewolfe Companies, Inc..............................           200         1,425
  *Diagnostic Health Services, Inc.....................         8,000        72,500
  Diagnostic Products Corp.............................         8,100       251,100
  *Dialogic Corp.......................................        10,300       338,613
  *Diametrics Medical, Inc.............................        16,600       117,238
  *Diamond Home Services, Inc..........................         7,300        40,492
  *Diamond Multimedia Systems, Inc.....................        23,000       176,813
  *Dianon Systems, Inc.................................         3,400        31,663
  *Diatide, Inc........................................         6,300        50,400
  *Digene Corp.........................................         9,100        75,644
  *Digi International, Inc.............................         8,000       182,750
  *Digital Biometrics, Inc.............................         6,800        11,581
  *Digital Communications Technology Corp..............           252            79
  *Digital Generation Systems, Inc.....................         8,500        33,469
  *Digital Link Corp...................................         8,900        78,431
  *Digital Microwave Corp..............................        29,400       284,353
  *Digital Power Corp..................................         1,000         5,000
  Dime Community Bancorp, Inc..........................         7,600       218,738
  Dime Financial Corp..................................         2,300        81,075
  Dimon, Inc...........................................        26,800       361,800
  *Diodes, Inc.........................................         2,500        20,313
  *Dionex Corp.........................................         7,200       373,050
  *Discount Auto Parts, Inc............................        11,300       290,269
  *#Diversified Corporate Resources, Inc...............         1,100        13,681
  Dixie Group, Inc.....................................         6,700        85,844
  *Dixon Ticonderoga Co................................         1,700        22,525
  *Documentum, Inc.....................................         9,900       466,538
  *Dominion Bridge Corp................................         7,300         9,011
  *Dominion Homes, Inc.................................         3,100        39,525
  Donegal Group, Inc...................................         2,400        63,450
  *Donna Karan International, Inc......................        13,000       182,000
  *Donnelley Enterprise Solutions, Inc.................         3,000        62,250
  Donnelly Corp. Class A...............................         5,875       129,984
  *Donnkenny, Inc......................................        11,300        38,491
  *Dorsey Trailers, Inc................................         3,000        10,313
  #Dover Downs Entertainment, Inc......................         1,000        29,813
  Downey Financial Corp................................        18,676       618,643
  *Dravo Corp..........................................        11,800       132,750
  *Dress Barn, Inc.....................................        16,100       469,919
  *Drew Industries, Inc................................         9,400       138,650

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Drexler Technology Corp.............................         7,100  $    105,169
  Dreyer's Grand Ice Cream, Inc........................        16,400       415,638
  *Drug Emporium, Inc..................................        10,500        41,016
  *Drypers Corp........................................         2,500        17,969
  *DuPont Photomasks, Inc..............................         9,100       387,603
  *Duckwall-Alco Stores, Inc...........................         2,800        50,750
  *Ducommun, Inc.......................................         3,600       115,650
  Duff & Phelps Credit Rating Co.......................         3,200       184,000
  *Dura Automotive Systems, Inc........................         2,300        84,381
  *Durakon Industries, Inc.............................         5,200        54,925
  *#Duramed Pharmaceuticals, Inc.......................        11,800        65,822
  *Dwyer Group, Inc....................................         4,100         9,994
  *Dycom Industries, Inc...............................        10,800       309,150
  Dyersburg Corp.......................................         9,300        65,681
  *Dynamic Healthcare Technologies, Inc................        13,700        22,048
  *Dynamic Materials Corp..............................           700         6,081
  *Dynamics Research Corp..............................         4,977        58,791
  *Dynatech Corp.......................................         5,100        20,400
  E'town Corp..........................................         4,000       138,000
  *E-Z-Em, Inc. Class A................................         2,000        14,000
  *E-Z-Em, Inc. Class B................................         4,462        26,214
  *#E. Spire Communications, Inc.......................        25,900       418,447
  *EA Engineering Science & Technology, Inc............         5,625        18,633
  *#EA Industries, Inc.................................         8,600        31,175
  *ECC International Corp..............................         7,300        25,094
  *ECCS, Inc...........................................         1,700         5,472
  *EFI Electronics Corp................................           800         1,338
  *EFTC Corp...........................................         9,000       132,750
  *EIS International, Inc..............................         9,100        52,894
  *ELXSI Corp..........................................         1,800        23,288
  EMC Insurance Group, Inc.............................         5,900        89,238
  *ERLY Industries, Inc................................         2,791         8,024
  *ESCO Electronics Corp. Trust Receipts...............        10,100       181,169
  ESELCO, Inc..........................................           218         9,592
  *ESSEF Corp..........................................         7,744       145,200
  *EZ Serve Corp.......................................        17,000         7,438
  Eagle Bancshares, Inc................................         3,400        79,050
  *#Eagle Finance Corp.................................         2,100           689
  *Eagle Food Centers, Inc.............................        10,300        43,131
  *Eagle Hardware & Garden, Inc........................        19,400       353,444
  *Eagle Point Software Corp...........................         4,500        31,219
  *Eagle USA Airfreight, Inc...........................        10,000       325,625
  Easco, Inc...........................................         8,200       107,625
  *East/West Communications, Inc.......................         2,200         4,400
  Eastern Co...........................................         3,300        88,069
  *Eastern Environment Services, Inc...................        13,400       380,225
  Eastern Utilities Associates.........................        12,300       312,113
  *Eateries, Inc.......................................         1,500        11,391
  Eaton Vance Corp.....................................        11,100       498,806
  *Eclipse Surgical Technologies, Inc..................         3,300        35,372
  *Ecogen, Inc.........................................         4,340        11,664
  Ecology & Environment, Inc. Class A..................           900         8,775
  *Edelbrock Corp......................................         3,600        67,050
  *Edison Control Corp.................................         1,000         7,625
  Edo Corp.............................................         4,200        39,113
  *Education Management Corp...........................         8,700       304,228
  Educational Development Corp.........................         1,800         8,213
  *Educational Insights, Inc...........................         2,700         5,569
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Educational Medical, Inc............................         4,400  $     44,275
  *Effective Management Systems, Inc...................         1,400         7,875
  *Egghead, Inc........................................        18,400       147,775
  *#Einstein/Noah Bagel Corp...........................        19,900        95,147
  *Ekco Group, Inc.....................................        13,100       103,163
  *El Paso Electric Co.................................        20,000       190,000
  *Elantec Semiconductor, Inc..........................         5,400        37,463
  *Elcom International, Inc............................        14,100        57,722
  Elcor Corp...........................................        10,950       290,175
  *Elcotel, Inc........................................        10,500        55,453
  *Electric Fuel Corp..................................        11,400        32,775
  *Electro Rent Corp...................................        16,800       403,200
  *Electro Scientific Industries, Inc..................         7,000       234,938
  *Electroglas, Inc....................................        15,600       213,525
  *Electromagnetic Sciences, Inc.......................         9,000       193,781
  *Electronic Retailing System International, Inc......         2,300         8,913
  Electronic Tele Communications, Inc. Class A.........         1,000         1,688
  Ellett Brothers, Inc.................................         4,000        20,500
  *Eltron International, Inc...........................         4,000        89,000
  *Embrex, Inc.........................................         6,500        39,203
  *Emcee Broadcast Products, Inc.......................         2,000         6,313
  *Emcon...............................................         6,700        29,731
  *Emcor Group, Inc....................................         5,900       117,078
  *Emergent Group, Inc.................................         7,700        38,981
  *Emerging Communications, Inc........................         7,400        66,138
  *Emeritus Corp.......................................        12,500       135,938
  *Emerson Radio Corp..................................        16,100         8,050
  *#Emisphere Technologies, Inc........................         8,600       137,600
  *Emmis Broadcasting Corp. Class A....................         4,200       186,244
  *Empi, Inc...........................................         4,200        72,975
  Empire District Electric Co..........................        11,900       243,206
  *#Empire of Carolina, Inc............................         4,400         4,675
  *Employee Solutions, Inc. Class B....................        24,100        97,530
  *Emulex Corp.........................................         4,250        31,078
  *En Pointe Technologies, Inc.........................         3,000        18,797
  *#Enamelon, Inc......................................         6,000        60,563
  *Encad, Inc..........................................         6,700        70,559
  *Encore Computer Corp................................        14,700         4,043
  *Encore Wire Corp....................................         6,550       202,845
  *Endosonics Corp.....................................        13,700        82,628
  Energen Corp.........................................        18,400       373,750
  *#Energy Biosystems Corp.............................         7,100        15,088
  *Energy Research Corp................................         2,000        42,250
  Energy West, Inc.....................................           200         1,731
  Energynorth, Inc.....................................         3,000        80,250
  Energysouth, Inc.....................................         3,000        64,125
  Enesco Group, Inc....................................        10,500       320,906
  Engineered Support Systems, Inc......................         1,200        35,925
  *Engineering Measurements Co.........................         1,000         5,313
  Engle Homes, Inc.....................................         6,800        97,325
  *#Enlighten Software Solutions, Inc..................         1,100         3,884
  Ennis Business Forms, Inc............................        14,000       154,000
  *Enstar, Inc.........................................         1,300         8,938
  *#Entremed, Inc......................................         7,300       209,191
  *Envirogen, Inc......................................         3,700         6,764
  *Environmental Elements Corp.........................         4,200        17,063
  *Environmental Technologies Corp.....................         3,700        23,934
  *Environmental Tectonics Corp........................         1,500        15,750
  *Envirotest Systems Corp. Class A....................         9,700       157,625
  *#Envoy Corp.........................................        11,600       510,400

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Enzo Biochem, Inc...................................        17,440  $    226,720
  *Enzon, Inc..........................................        23,400       125,044
  *Epitope, Inc........................................        10,200        57,375
  *Equalnet Holding Corp...............................         3,800         9,619
  *Equimed, Inc........................................         2,250        25,875
  *Equinox Systems, Inc................................         1,900        45,125
  *Equitex, Inc........................................         1,200         3,750
  *Equitrac Corp.......................................         1,300        25,431
  *#Equity Corp. International.........................        16,500       391,875
  *Equity Marketing, Inc...............................         2,800        58,625
  *Equity Oil Co.......................................        10,200        22,313
  *Ergo Science Corp...................................         7,800        35,831
  Eskimo Pie Corp......................................         2,000        28,500
  Espey Manufacturing & Electronics Corp...............           400         5,825
  Essex County Gas Co..................................           800        35,400
  *Esterline Technologies Corp.........................         9,000       193,500
  Ethyl Corp...........................................        49,700       351,006
  *Evans & Sutherland Computer Corp....................         5,500       138,359
  *Evans Systems, Inc..................................         1,050         1,641
  *Evans, Inc..........................................         1,000           938
  Everen Capital Corp. Class A.........................         4,300       222,256
  Evergreen Bancorp, Inc. DE...........................         5,500       143,344
  *Evergreen Resources, Inc............................         5,600       101,150
  *Exabyte Corp........................................        17,900       175,644
  *Exar Corp...........................................         5,900       136,622
  *Excalibur Technologies Corp.........................        12,500       137,500
  Excel Industries, Inc................................        10,300       204,713
  *Excel Technology, Inc...............................         7,300        73,684
  Executive Risk, Inc..................................         6,800       427,975
  *Executive Telecard, Ltd.............................        10,800        29,869
  *Executone Information Systems, Inc..................        28,800        62,550
  Exide Corp...........................................        14,900       269,131
  *#Exogen, Inc........................................         9,400        37,013
  Expeditors International of Washington...............         3,800       152,356
  *Expert Software, Inc................................         5,500        24,063
  *Exponent, Inc.......................................         4,300        39,775
  *Ezcorp, Inc. Class A Non-Voting.....................         6,300        67,528
  F & M Bancorp (MD)...................................         3,590       141,356
  F & M Bancorporation, Inc............................         3,410       139,277
  F & M National Corp..................................        12,200       359,138
  FBL Financial Group, Inc. Class A....................        20,000       561,250
  FCB Financial Corp...................................         2,000        64,500
  FCNB Corp............................................         3,508       113,572
  FDP Corp.............................................         3,250        40,016
  *FEI Co..............................................        10,800        96,356
  FFLC Bancorp.........................................         2,000        40,375
  FFY Financial Corp...................................         2,500        82,813
  *FLIR Systems, Inc...................................         2,700        50,203
  FNB Rochester Corp...................................         1,400        28,613
  *FPA Corp............................................         2,000         4,625
  *#FPA Medical Management, Inc........................        26,848       118,719
  *FRP Properties, Inc.................................         2,500        82,500
  FSF Financial Corp...................................         1,800        34,875
  *FSI International, Inc..............................        13,500       153,984
  *FTP Software, Inc...................................        22,600        60,031
  Fab Industries, Inc..................................         4,500       122,063
  *Fabri-Centers of America, Inc. Class A..............         4,500       132,750
  *Fabri-Centers of America, Inc. Class B..............         3,400        87,763
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Factory Card Outlet Corp............................         4,300  $     33,325
  *Factset Research Systems, Inc.......................         2,000        64,875
  Fair, Isaac & Co., Inc...............................         8,100       294,131
  *Fairchild Corp. Class A.............................        13,500       267,469
  Falcon Products, Inc.................................         5,800        75,400
  *#Family Golf Centers, Inc...........................        10,650       279,563
  *Fansteel, Inc.......................................         5,700        50,588
  *Farah, Inc..........................................         9,100        80,763
  Farmer Brothers Co...................................           200        39,644
  *Farr Co.............................................         4,150        81,963
  Farrel Corp..........................................         3,400        11,263
  *#Fastcomm Communications Corp.......................         5,900         9,127
  *Faxsav, Inc.........................................         5,900        23,231
  *Featherlite Manufacturing, Inc......................         3,100        35,359
  Fed One Bancorp......................................           600        22,500
  Fedders Corp.........................................        13,200        82,500
  Fedders Corp. Class A................................         7,700        46,200
  Federal Screw Works..................................         1,800        96,975
  *#Female Health Co...................................         5,200        16,575
  *Ferrofluidics Corp..................................         3,031        13,450
  *Fibermark, Inc......................................         6,100       118,188
  *Fiberstars, Inc.....................................         2,000        10,500
  Fidelity Bancorp, Inc. Delaware......................         1,300        31,363
  Fidelity Federal Bancorp.............................         1,100         8,250
  #Fidelity National Financial, Inc....................        14,536       485,139
  *Filenes Basement Corp...............................        17,400       107,663
  *Filenet Corp........................................         9,100       500,784
  Financial Bancorp., Inc..............................         1,000        27,125
  *Financial Federal Corp..............................        10,725       251,367
  *Finish Line, Inc. Class A...........................        12,600       298,463
  *Finishmaster, Inc...................................         3,000        31,313
  First Albany Companies, Inc..........................         2,287        33,304
  First American Financial Corp........................        10,350       746,494
  *First American Health Concepts, Inc.................         1,100         5,225
  First Bancorp........................................           400        13,400
  First Bell Bancorp, Inc..............................         3,300        67,444
  *First Cash, Inc.....................................         3,400        38,569
  *First Central Financial Corp........................         9,300            51
  First Charter Corp...................................         4,480       106,960
  First Coastal Bankshares, Inc........................         3,000        52,313
  First Colorado Bancorp...............................        10,055       287,196
  First Commonwealth Financial Corp....................        13,300       375,725
  First Defiance Financial Corp........................         4,959        76,710
  *#First Enterprise Financial Group, Inc..............         2,000            94
  First Essex Bancorp..................................         3,700        83,944
  First Federal Capital Corp...........................         6,450       222,525
  First Federal Savings & Loan Association of East
    Hartford, CT.......................................         2,000        73,500
  First Financial Bancorp..............................         4,480       258,580
  First Financial Bankshares, Inc......................         5,012       202,673
  First Financial Holdings, Inc........................         8,600       196,456
  First Franklin Corp..................................           300         5,325
  First Georgia Holdings, Inc..........................           450         6,272
  First Home Bancorp, Inc. NJ..........................           266         8,296
  First Indiana Corp...................................         9,657       238,105
  *First Investors Financial Services Group, Inc.......         2,500        18,750
  First Keystone Financial, Inc........................         1,000        19,250
  First Liberty Financial Corp.........................         7,950       189,806
  *#First Merchants Acceptance Corp....................         3,300            33
  First Merchants Corp.................................         3,300       134,063
  First Midwest Bancorp, Inc...........................        11,575       531,365

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  First Midwest Financial, Inc.........................         1,400  $     33,338
  First Mutual Bancorp, Inc............................         2,200        38,088
  First Mutual Savings Bank............................         2,335        39,695
  First Northern Capital Corp..........................         5,300        72,875
  First Oak Brook Bancshares, Inc. Class A.............           700        33,513
  First Palm Beach Bancorp, Inc........................         3,000       131,625
  *First Republic Bank.................................         7,000       232,750
  First Savings Bancorp, Inc. North Carolina...........         2,400        56,850
  First Savings Bank...................................         7,400       188,931
  First Source Corp....................................        10,487       379,498
  *First Team Sports, Inc..............................         2,900         7,159
  First Western Bancorp, Inc...........................         8,025       248,273
  First Years, Inc.....................................         2,200        71,913
  Firstbank of Illinois Co.............................         9,300       393,797
  *FirstFed Financial Corp. DE.........................         7,400       363,063
  FirstFederal Financial Services Corp.................         3,502       108,796
  *Firstmerit Corp.....................................           272         7,633
  *Firstwave Technologies, Inc.........................         2,500        12,031
  *Fischer Imaging Corp................................         4,400        19,250
  *Fisher Scientific, International, Inc...............        12,000       159,750
  Flag Financial Corp..................................           800        18,750
  Flamemaster Corp.....................................           247         1,328
  *Flander Corp........................................        19,900       105,097
  Fleming Companies, Inc...............................        22,700       432,719
  Flexsteel Industries, Inc............................         6,200        80,213
  *Florida Panthers Holdings, Inc. Class A.............        18,000       348,750
  Florida Public Utilities Co..........................           500        12,813
  Florida Rock Industries, Inc.........................        11,200       348,600
  *Florsheim Group, Inc................................         4,300        39,775
  *Flow International Corp.............................        13,800       166,463
  Fluke Corp...........................................        12,600       404,775
  *Fluor Daniel/GTI, Inc...............................         1,265         9,250
  Flushing Financial Corp..............................         4,800       128,400
  Foamex International, Inc............................        20,500       316,469
  *Foilmark, Inc.......................................         1,600         5,300
  *Foodarama Supermarkets, Inc.........................           600        20,625
  *Foodmaker, Inc......................................        29,900       504,563
  *Foothill Independent Bancorp........................         2,947        53,046
  *Forcenergy, Inc.....................................        14,716       274,086
  Foremost Corp. of America............................        16,600       408,775
  *Forensic Technologies International Corp............         3,000        50,250
  Forest City Enterprises, Inc. Class A................         3,900       219,863
  Forest City Enterprises, Inc. Class B................         1,950       109,992
  *Forest Oil Corp.....................................        25,440       365,700
  *Forte Software, Inc.................................        15,500        79,438
  *Fortune Natural Resources Corp......................         6,100         8,769
  *Fossil, Inc.........................................        12,000       231,375
  *Foster (L.B.) Co. Class A...........................        20,900       109,725
  *Fountain Oil, Inc...................................        14,000        12,688
  *Fountain Powerboat Industries, Inc..................         2,800        28,525
  *Four Kids Entertainment, Inc........................         1,100         8,731
  *Four Media Co.......................................         4,600        36,944
  *Fourth Shift Corp...................................         5,800        19,484
  Frankfort First Bancorp, Inc.........................           850        13,919
  Franklin Bank National Associaton Southfield, MI.....         1,389        23,439
  *Franklin Covey Co...................................        17,000       340,000
                                                               SHARES        VALUE+
                                                         ------------  ------------

  Franklin Electric Co., Inc...........................         3,200  $    218,000
  *Franklin Electronic Publishers, Inc.................         6,500        69,875
  Freds, Inc. Class A..................................         9,500       223,250
  *Freeport McMoran Sulpher, Inc.......................         1,690        23,449
  *French Fragrances, Inc..............................         8,100       138,966
  Frequency Electronics, Inc...........................         6,250        98,438
  *Fresh America Corp..................................         1,400        27,825
  *Fresh Choice, Inc...................................         3,900        14,991
  *Friedman Billings Ramsey Group, Inc. Class A........         8,100       127,069
  Friedman Industries, Inc.............................         7,162        47,449
  *Friedmans, Inc. Class A.............................        10,500       207,375
  Frisch's Restaurants, Inc............................        13,983       166,922
  *Fritz Companies, Inc................................        25,000       325,000
  Frontier Adjusters of America, Inc...................         1,000         2,438
  #Frontier Insurance Group, Inc.......................        10,900       267,050
  *Frontier Oil Corp...................................        22,400       186,200
  Frozen Food Express Industries, Inc..................        11,707       114,875
  *#Fuisz Technologies, Ltd............................        17,700       209,081
  Fuller (H.B.) Co.....................................         8,500       533,375
  Fulton Financial Corp................................         3,660        95,961
  *Funco, Inc..........................................         4,200        68,250
  Fund American Enterprises Holdings, Inc..............         3,200       469,000
  Furon Co.............................................        12,800       204,000
  *Fusion Medical Technologies, Inc....................         4,200        17,063
  G & K Services, Inc. Class A.........................        11,400       442,463
  *G-III Apparel Group, Ltd............................         3,200        19,300
  GA Financial, Inc....................................         4,700        95,763
  GBC Bancorp..........................................         9,200       262,488
  *GC Companies, Inc...................................         3,900       194,513
  *GKN Holding Corp....................................         5,600        16,450
  *GNI Group, Inc......................................         2,400        15,825
  *GP Strategies Corp..................................         6,580       101,990
  *GRC International, Inc..............................         9,100        72,800
  *GT Bicycles, Inc....................................         5,900        33,648
  *GTI Corp............................................         5,300        14,658
  *GTS Duratek, Inc....................................         8,900       104,019
  *GZA Geoenvironmental Technologies, Inc..............         1,700         8,819
  *Gadzooks, Inc.......................................         5,200       145,113
  Gainsco, Inc.........................................        17,700       129,431
  *Galey & Lord, Inc...................................         8,300       205,425
  *Galileo Corp........................................         4,400        62,975
  Gallagher (Arthur J.) & Co...........................        13,100       564,938
  *Galoob Toys, Inc. DE................................        14,500       160,406
  Gamma Biologicals, Inc...............................         5,500        25,438
  *Gantos, Inc.........................................         4,550         6,470
  Garan, Inc...........................................         3,042        84,035
  *Garden Botanika, Inc................................         5,700         6,234
  *Garden Fresh Restaurant Corp........................         2,500        44,844
  *Garden Ridge Corp...................................        10,800       188,325
  *#Gardenburger, Inc..................................         4,300        46,763
  *Gardner Denver Machinery, Inc.......................        11,700       316,631
  *#Gargoyles, Inc.....................................         4,500         7,453
  *Gart Sports Co......................................           676        10,563
  *Gasonics International, Inc.........................        12,150       124,917
  *#Gatefield Corp.....................................        11,400        17,991
  *Gaylord Container Corp. Class A.....................        42,000       351,750
  *#Geerling & Wade, Inc...............................         1,600         7,950
  *Gehl Co.............................................         3,100        57,156
  *Geltex Pharmaceuticals, Inc.........................         9,900       228,009

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Gencor Industries, Inc...............................         3,600  $     81,900
  *Genelabs Technologies, Inc..........................        31,500       105,328
  *Genemedicine, Inc...................................        11,500        40,609
  *General Acceptance Corp.............................         1,800         1,406
  General Binding Corp.................................         7,900       267,366
  General Chemical Group, Inc..........................         7,800       198,900
  *General Cigar Holdings, Inc. Class A................         5,400        53,663
  *General Cigar Holdings, Inc. Class B................         9,780        97,189
  *General Communications, Inc. Class A................        42,200       252,541
  *#General Datacomm Industries, Inc...................        12,200        55,663
  General Employment Enterprises, Inc..................         1,950        24,375
  General Housewares Corp..............................         2,300        23,072
  *#General Magic, Inc.................................        16,100       170,056
  General Magnaplate Corp..............................           400         2,713
  *General Scanning, Inc...............................         8,500       130,156
  *General Semiconductor, Inc..........................        22,200       299,700
  *General Surgical Innovations, Inc...................        10,600        45,050
  *Genesco, Inc........................................        20,800       267,800
  Genesee Corp. Class B................................           200         6,550
  *Geneva Steel Co. Class A............................        11,900        40,906
  *Genicom Corp........................................         8,800        70,675
  *Genlyte Group, Inc..................................         8,900       235,850
  *Genome Therapeutics Corp............................        16,900       110,378
  Genovese Drug Stores, Inc. Class A...................         4,312        85,701
  *Genrad, Inc.........................................        18,500       323,750
  *Gensia Sicor, Inc...................................        61,400       257,113
  *Gensym Corp.........................................         5,300        31,552
  *Gentex Corp.........................................        13,700       500,478
  *#Genus, Inc.........................................        13,400        18,006
  *Genzyme Transgenics Corp............................        13,900       133,788
  Geon Co..............................................        14,000       302,750
  *Geoscience Corp.....................................         3,000        38,250
  *#Geotek Communications, Inc.........................        52,800        20,625
  *Geotel Communications Corp..........................         7,900       214,781
  *Geoworks............................................        12,400        56,963
  Gerber Scientific, Inc...............................        18,600       468,488
  *Geron Corp..........................................         6,500        71,703
  *Getchell Gold Corp..................................        16,100       305,900
  *Getty Petroleum Marketing, Inc......................        12,100        71,088
  Getty Realty Corp. (Holding Co.).....................         9,400       205,038
  *Giant Cement Holding, Inc...........................         7,900       204,166
  *Giant Group, Ltd....................................         2,200        14,988
  Giant Industries, Inc................................         8,200       154,263
  *Gibraltar Packaging Group, Inc......................         3,000         9,000
  *Gibraltar Steel Corp................................        11,100       241,772
  *Gibson Greetings, Inc...............................        11,600       278,400
  *Giga-Tronics, Inc...................................         1,600         8,925
  *Gish Biomedical, Inc................................         1,300         4,794
  Glacier Bancorp, Inc.................................         2,313        63,608
  *Glacier Water Services, Inc.........................         1,200        35,400
  Glatfelter (P.H.) Co.................................        16,400       267,525
  Gleason Corp.........................................         8,000       236,500
  *Glenayre Technologies, Inc..........................        36,300       556,978
  *#Gliatech, Inc......................................         6,700       123,950
  *Global Direct Mail Corp.............................        32,900       678,563
  *Global Industrial Technologies, Inc.................        16,800       284,550
  *Global Motorsport Group, Inc........................         2,600        55,413
  *#Global Payment Technologies, Inc...................         3,300        39,394
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *#Global Village Communication, Inc..................         8,900  $      8,900
  *Globalink, Inc......................................         5,500        15,813
  *Globe Business Resources, Inc.......................         2,700        38,813
  *Go Video, Inc.......................................         6,100        17,919
  *#Golden Bear Golf, Inc..............................         1,400         9,800
  *Golden Books Family Entertainment, Inc..............        18,500       149,445
  Golden Enterprises, Inc..............................         7,800        49,238
  *Golden State Bancorp, Inc...........................         3,405       130,454
  *Good Guys, Inc......................................         9,700       123,675
  GoodMark Foods, Inc..................................         6,300       144,506
  *Goodys Family Clothing..............................        11,500       553,078
  Gorman-Rupp Co.......................................         5,175        98,972
  *Gottschalks, Inc....................................         8,400        69,825
  *Government Technology Services, Inc.................         3,200        16,000
  Graco, Inc...........................................        15,300       529,763
  *Gradall Industries, Inc.............................         5,400        81,338
  *Gradco Systems, Inc.................................         5,875        37,270
  *Graham Corp.........................................         1,000        16,875
  *Graham-Field Health Products, Inc...................        27,760       163,090
  *Grand Casinos, Inc..................................        28,400       498,775
  Grand Premier Financial, Inc.........................        12,001       201,017
  Granite Construction, Inc............................        13,050       368,663
  Granite State Bankshares, Inc........................         2,800        71,750
  Gray Communications Systems, Inc.....................         1,600        47,600
  Great Southern Bancorp, Inc..........................         4,200       108,413
  *Great Train Store Co., Inc..........................         2,600         8,125
  *Greate Bay Casino Corp..............................         4,467         3,978
  Greater Bay Bancorp..................................         1,758        60,212
  Green (A.P.) Industries, Inc.........................        11,100       241,425
  *Green Mountain Coffee, Inc..........................         1,700        10,200
  Green Mountain Power Corp............................         2,500        40,469
  *Greenbriar Corp.....................................         3,960        36,135
  Greenbrier Companies, Inc............................        10,000       180,000
  Grey Advertising, Inc................................           200        88,600
  *Grey Wolf, Inc......................................        33,500       129,813
  *Greyhound Lines, Inc................................        47,500       296,875
  *Griffin Land & Nurseries, Inc. Class A..............         2,200        35,888
  *Griffon Corp........................................        51,500       714,563
  *Gristede's Sloans, Inc..............................         1,200         4,800
  *Group 1 Software, Inc...............................         3,000        43,875
  *Grow Biz International, Inc.........................         3,800        49,875
  *Grubb & Ellis Co....................................        14,300       171,600
  *Gryphon Holdings, Inc...............................         5,400        95,513
  Guarantee Life Companies, Inc........................         7,400       199,800
  *Guess, Inc..........................................        31,850       169,203
  *Guest Supply, Inc...................................         4,300        65,038
  Guilford Mills, Inc..................................        18,050       487,350
  *Guilford Pharmaceuticals, Inc.......................        11,600       210,975
  *Gulfmark Offshore, Inc..............................         5,500       151,938
  *Gulfport Energy Corp................................         1,079         1,619
  *Gull Laboratories, Inc..............................         4,000        22,000
  *#Gumtech International, Inc.........................         3,500        19,688
  *Gundle/SLT Environmental, Inc.......................        13,700        70,213
  *Gymboree Corp.......................................        18,600       291,788
  *HCIA, Inc...........................................         9,500        77,188
  *HD Vest, Inc........................................         2,200        19,800
  *HEI, Inc............................................         2,000        12,438
  HF Financial Corp....................................         1,200        42,900
  *HMI Industries, Inc.................................         5,400        23,288

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *HMN Financial, Inc..................................         3,300  $     60,534
  *HMT Technology Corp.................................        28,000       326,375
  *HPSC, Inc...........................................         2,100        15,881
  *HS Resources, Inc...................................        10,200       147,263
  #HUBCO, Inc..........................................        18,665       657,358
  *Ha-Lo Industries, Inc...............................        17,100       529,031
  Hach Co..............................................         5,725        54,298
  Hach Co. Class A.....................................         5,725        54,745
  *Hadco Corp..........................................         7,800       250,819
  *Haemonetics Corp....................................        21,100       321,775
  Haggar Corp..........................................         4,300        59,663
  *Hahn Automotive Warehouse, Inc......................         2,163        12,437
  *Hain Food Group, Inc................................         6,800       153,213
  Halifax Corp.........................................         1,000         8,125
  *Hallmark Capital Corp...............................         1,000        14,625
  *#Halsey Drug Co., Inc...............................        12,200        30,500
  *Halter Marine Group, Inc............................        17,100       320,625
  *Hammons (John Q.) Hotels, Inc. Class A..............         3,800        28,738
  *Hampshire Group, Ltd................................         1,400        32,200
  *Hampton Industries, Inc.............................         2,640        17,490
  Hancock Fabrics, Inc.................................        15,700       208,025
  Hancock Holding Co...................................         6,805       382,781
  *Handleman Co........................................        25,600       313,600
  *Hanger Orthopedic Group, Inc........................        10,700       207,313
  *Hanover Compressor Co...............................         5,000       129,688
  *Hanover Direct, Inc.................................        62,000       209,250
  Harbor Federal Bancorp, Inc..........................           700        16,538
  *Harding Lawson Associates Group, Inc................         5,000        49,531
  Hardinge Brothers, Inc...............................         3,900       154,050
  *#Harken Energy Corp.................................        90,100       484,288
  Harland (John H.) Co.................................        26,000       466,375
  Harleysville Group, Inc..............................        17,300       417,903
  Harleysville National Corp PA........................         4,235       173,503
  Harman International Industries, Inc.................        11,200       476,700
  Harmon Industries, Inc...............................         6,450       151,172
  *Harmonic Lightwaves, Inc............................         9,100       159,250
  *Harolds Stores, Inc.................................         2,308        18,464
  Harris Financial, Inc................................        16,300       413,103
  *#Harry's Farmers Market, Inc. Class A...............         2,100         3,609
  *Hartmarx Corp.......................................        22,600       177,975
  *Harvey Entertainment Co.............................         2,700        30,206
  Harvey's Casino Resorts..............................         5,900       160,406
  Haskel International, Inc............................         1,900        19,475
  Hastings Manufacturing Co............................           700        16,188
  *Hathaway Corp.......................................         2,900         7,250
  *Hauser, Inc.........................................         6,400        48,800
  Haven Bancorp, Inc...................................         7,000       187,250
  Haverty Furniture Co., Inc...........................         5,500       121,000
  Haverty Furniture Co., Inc. Class A..................           200         4,250
  *Hawaiian Airlines, Inc..............................        26,600        69,825
  Hawkins Chemical, Inc................................         5,145        65,277
  *Hawthorne Financial Corp............................         1,300        25,269
  *#Hayes Corp.........................................           100           388
  *Health Management Systems, Inc......................        13,300       147,963
  *Health Power, Inc...................................         1,900        10,925
  *Health Professionals, Inc...........................         1,250           131
  *Health Risk Management, Inc.........................         1,900        27,847
  *Health Systems Design Corp..........................         5,100        44,625
  *Healthcare Imaging Services, Inc....................         1,200         1,669
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Healthcare Services Group, Inc......................         5,500  $     78,719
  *Healthcor Holdings..................................         3,000         5,813
  *Healthdyne Information Enterprises, Inc.............        12,000        43,875
  Healthplan Services Corp.............................         9,598       212,956
  *Healthy Planet Products, Inc........................           700         1,225
  *Heartland Express, Inc..............................        14,976       326,664
  *#Heartland Wireless Communications, Inc.............         9,316         7,133
  *#Heartport, Inc.....................................        17,300       138,941
  *Hecla Mining Co.....................................        38,600       195,413
  *#Hector Communications Corp.........................         1,200        13,050
  Heico Corp...........................................         5,015       152,331
  *Heico Corp. Class A.................................         2,507        68,956
  Heilig-Meyers Co.....................................        18,950       227,400
  *Hein-Werner Corp....................................         2,269        28,504
  *Heist (C.H.) Corp...................................         2,100        15,225
  Helix Technology Corp................................        29,600       526,325
  *Hello Direct, Inc...................................         5,000        34,063
  *Hemasure, Inc.......................................         6,600         8,766
  Henry Jack & Associates, Inc.........................        13,150       426,553
  Herbalife International, Inc. Class A................         6,100       155,169
  Herbalife International, Inc. Class B................        12,200       285,556
  Heritage Financial Services, Inc.....................         8,750       308,164
  *Hf Bancorp, Inc.....................................         5,000        85,938
  *Hi-Shear Industries, Inc............................           500         1,422
  *Hi-Shear Technology Corp............................         5,300        42,400
  *Hi-Tech Pharmacal, Inc..............................         3,100        18,309
  *Hibbett Sporting Goods, Inc.........................         2,000        67,625
  *High Plains Corp....................................        14,800        38,850
  *Highlands Insurance Group, Inc......................         9,200       192,050
  *#Highway Master Communications, Inc.................        19,900        73,381
  Hilb Rogal Hamilton Co...............................         7,900       138,250
  Hilite Industries, Inc...............................         1,900        17,100
  *Hirsch International Corp. Class A..................         4,300        43,269
  *Hoenig Group, Inc...................................         5,400        39,319
  *Holiday RV Superstores, Inc.........................         3,000         6,375
  Holly Corp...........................................         5,100       139,613
  *Hollywood Casino Corp. Class A......................        18,600        36,328
  *Hollywood Entertainment Corp........................        32,100       335,044
  *Hollywood Park, Inc.................................        10,500       135,844
  *Hologic, Inc........................................         9,400       197,694
  *Holopak Technologies, Inc...........................         2,500         6,602
  *Holophane Corp......................................         6,050       158,056
  Home Bancorp.........................................           600        19,538
  Home Federal Bancorp.................................         2,025        64,547
  *Home Health Corp. of America........................         2,500         6,094
  Home Port Bancorp, Inc...............................           600        14,813
  *Home Products International, Inc....................         5,100        60,244
  *Home State Holdings, Inc............................         3,700           578
  *Homebase, Inc.......................................        25,550       221,966
  *Homeowners Group, Inc. Escrow.......................         1,700             0
  *Homestead Village, Inc..............................        15,500       232,500
  *#Hondo Oil and Gas Co...............................        10,500         6,563
  Hooper Holmes, Inc...................................         9,900       230,175
  Horizon Bancorp, Inc.................................           400        16,350
  Horizon Financial Corp...............................         3,953        70,907
  #Horton (D.R.), Inc..................................        37,720       678,960
  *Hospital Staffing Services, Inc.....................         2,390           971
  *Hospitality Worldwide Services, Inc.................         6,800        57,800
  *Host Marriott Services Corp.........................        28,700       408,975

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Hot Topic, Inc.....................................         3,400  $     79,263
  *Housecall Medical Resources, Inc....................         8,200        10,250
  *Hovnanian Enterprises, Inc. Class A.................        15,000       149,063
  *Hovnanian Enterprises, Inc. Class B.................         1,150        11,428
  Howell Corp..........................................         2,100        24,938
  *Howtek, Inc.........................................         3,600         6,413
  *Hub Group, Inc. Class A.............................         5,200       111,800
  Hudson Chartered Bancorp, Inc........................         2,850        66,619
  Hudson General Corp..................................           700        33,688
  *Hudson Hotels Corp..................................         3,100        13,659
  *Hudson Technologies, Inc............................         2,200         8,731
  Huffy Corp...........................................         9,100       138,206
  Hughes Supply, Inc...................................        15,000       505,313
  Hunt (J.B.) Transport Services, Inc..................        17,100       510,863
  Hunt Corp............................................         6,600       153,450
  Huntco, Inc. Class A.................................         3,000        37,875
  *Hurco Companies, Inc................................         3,300        28,566
  *Hutchinson Technology, Inc..........................        13,200       330,825
  *Hvide Marine, Inc. Class A..........................         7,000       105,656
  *Hycor Biomedical, Inc...............................         5,600        10,675
  Hydron Technologies, Inc.............................         9,000         5,203
  *Hyperion Software Corp..............................        10,500       339,281
  *I-Stat Corp.........................................        10,000        96,563
  *IA Corp. I..........................................         2,700         6,919
  IBS Financial Corp...................................         6,000       111,000
  *ICC Technologies, Inc...............................        14,900        68,447
  *ICF Kaiser International, Inc.......................        17,900        51,463
  *ICG Communications, Inc.............................         2,904        88,028
  *#ICOS Corp..........................................        32,600       685,619
  *ICT Group, Inc......................................         6,000        28,875
  *ICU Medical, Inc....................................         5,900        86,472
  *IDEC Pharmaceuticals Corp...........................        15,100       474,706
  *IDEXX Laboratories, Inc.............................        25,700       573,431
  *#IDM Environmental Corp.............................        11,400        39,366
  *IDT Corp............................................        16,000       418,000
  *IEC Electronics Corp................................         6,700        48,784
  IFR Systems, Inc.....................................         7,200       138,150
  *IGEN, Inc...........................................         8,200       263,681
  *#IGI, Inc...........................................         6,200        19,375
  *IHOP Corp...........................................         5,700       228,000
  *II-VI, Inc..........................................         3,200        48,400
  *IMC Mortgage Co.....................................        17,700       229,547
  IMCO Recycling, Inc..................................        11,200       212,100
  *IMP, Inc............................................        13,200        11,963
  *IQ Software Corp....................................         2,300        25,156
  ISB Financial Corp. LA...............................         4,100       115,056
  *ITC Learning Corp...................................         2,800        18,550
  *ITEQ, Inc...........................................        23,254       276,141
  *ITI Technologies, Inc...............................         7,500       221,719
  *ITLA Capital Corp...................................         4,700       106,925
  *ITT Educational Services, Inc.......................        16,050       457,425
  *#IVI Publishing, Inc................................         3,800        22,919
  *IXC Communications, Inc.............................           479        20,911
  *Ibah, Inc...........................................        17,700        93,478
  *#Ibis Technology Corp...............................         3,100        32,550
  ICO, Inc.............................................        14,320        68,020
  *Identix, Inc........................................        17,100       121,838
  *Ikos Systems, Inc...................................         6,100        35,647
  *#Illinois Superconductor Corp.......................         2,300         6,181
  *Image Entertainment, Inc............................        11,700        79,889
  *#Imagyn Medical Technologies, Inc...................        19,700        21,239
  *Imation Corp........................................        18,300       332,831
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *#Imatron, Inc.......................................        53,300  $    149,073
  *Imclone Systems, Inc................................        16,900       185,372
  *Immucor, Inc........................................         6,500        54,844
  *Immulogic Pharmaceutical Corp.......................        16,200        29,869
  *#Immune Response Corp. DE...........................        13,600       154,275
  *#Immunogen, Inc.....................................         8,500        15,672
  *Immunomedics, Inc...................................        25,300       130,058
  *#Imnet Systems, Inc.................................         8,300        91,819
  *Impath, Inc.........................................         4,500       150,609
  *Impco Technologies, Inc.............................         3,400        53,338
  *Imperial Credit Industries, Inc.....................            50         1,055
  Imperial Holly Corp..................................        15,651       150,641
  *In Focus Systems, Inc...............................        17,200       134,913
  *In Home Health, Inc.................................         6,400         6,900
  *#Inacom Corp........................................        10,700       347,081
  *Incontrol, Inc......................................        14,300        49,603
  *Indenet, Inc........................................        14,900        31,197
  Independence Holding Co..............................         2,500        36,563
  Independent Bank Corp. MA............................        12,100       225,363
  Independent Bank East................................         2,735       109,229
  Indiana Energy, Inc..................................        13,500       416,813
  *Individual Investor Group, Inc......................         4,100        21,013
  *Industrial Acoustics Co., Inc.......................           200         1,950
  Industrial Bancorp, Inc..............................         3,000        63,000
  *Industrial Holdings, Inc............................         4,300        56,169
  Industrial Scientific Corp...........................           700        16,975
  *Inference Corp. Class A.............................         6,400        25,200
  *Infinium Software, Inc..............................         7,300       104,025
  *Infonautics Corp. Class A...........................         4,700        16,156
  *Information Management Resources, Inc...............        10,200       229,819
  *Information Resource Engineering, Inc...............         2,700        20,588
  *Information Resources, Inc..........................        24,900       431,859
  *Information Storage Devices, Inc....................         9,500        55,813
  *Infu-tech, Inc......................................         2,000        13,375
  Ingles Market, Inc. Class A..........................         4,900        60,944
  *Inhale Therapeutic Systems..........................         9,300       305,738
  *Innerdyne, Inc......................................        17,300        44,331
  *Innodata Corp.......................................           600         2,981
  *Innoserv Technologies, Inc..........................           200           794
  *Innovative Gaming Corp. of America..................         4,500        13,219
  Innovex, Inc.........................................        10,300       191,194
  *Insight Enterprises, Inc............................         6,150       192,572
  *Insignia Financial Group, Inc. Class A..............        21,800       535,463
  *Insilco Corp........................................         5,700       248,484
  *#Insite Vision, Inc.................................         9,800        32,922
  Insituform East, Inc.................................         1,700         3,984
  *Insituform Technologies, Inc. Class A...............        17,710       228,016
  *Inso Corp...........................................        10,000       137,500
  Insteel Industries, Inc..............................         4,300        30,906
  Instron Corp.........................................         9,600       192,000
  *Insurance Auto Auctions, Inc........................         6,800        90,950
  *#Integ, Inc.........................................         6,100        18,491
  *Integra Lifesciences Corp...........................         8,750        54,688
  *Integramed America, Inc.............................         3,600         6,975
  *Integrated Circuit Systems, Inc.....................         9,600       132,300
  *Integrated Measurement System, Inc..................         4,600        41,400
  *Integrated Orthopedics, Inc.........................         3,700        24,744

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Integrated Packaging Assembly Corp..................        10,200  $      7,331
  *Integrated Process Equipment Corp...................         9,900       137,672
  *Integrated Silicon Solution, Inc....................        12,400        86,025
  *Integrated Systems Consulting Group, Inc............         4,700        54,638
  *Integrated Systems, Inc.............................        14,900       275,184
  *Intellicall, Inc....................................         5,600        26,600
  *Intellidata Technologies Corp.......................        18,700        26,297
  *Intelligent Medical Imaging, Inc....................         6,100        21,159
  *Intelligent Systems Corp............................         2,200         8,388
  *Intelligroup, Inc...................................         7,200       137,700
  *Intensiva Healthcare Corp...........................         6,000        56,250
  Inter-Tel, Inc.......................................        21,600       405,675
  Intercargo Corp......................................         3,800        47,263
  Interchange Financial Services Corp. Saddle Brook....         3,870        79,335
  *Interdigital Communications Corp....................        31,300       172,150
  *Interface Systems, Inc..............................         3,400        10,413
  *#Interferon Sciences, Inc...........................        12,175        11,985
  *Intergraph Corp.....................................        33,500       294,172
  *Interlake Corp......................................        21,600        90,450
  *#Interleaf, Inc.....................................        17,400        50,569
  *Interlink Computer Sciences, Inc....................         4,600        23,719
  *Interlink Electronics...............................         4,700        22,619
  *Interlinq Software Corp.............................         2,900        17,581
  *Interlott Technologies, Inc.........................         1,600        18,200
  *Intermagnetics General Corp.........................        11,524       116,681
  Intermet Corp........................................        20,400       390,150
  International Aluminum Corp..........................         2,100        71,269
  *International Microcomputer Software, Inc...........         2,600        39,488
  International Multifoods Corp........................        12,700       377,825
  *International Rectifier Corp........................        41,000       433,063
  *International Remote Imaging Systems, Inc...........         3,000         9,938
  International Shipholding Corp.......................         3,625        59,813
  *#International Technology Corp......................         7,325        76,455
  *International Thoroughbred Breeders, Inc............         5,800        20,300
  *Interneuron Pharmaceuticals, Inc....................        28,800       133,200
  *Interphase Corp.....................................         2,700        20,419
  Interpool, Inc.......................................        19,650       291,066
  *Interpore International.............................         3,500        21,219
  *Intersolv, Inc......................................        14,900       213,722
  Interstate Energy Corp...............................         2,664        80,087
  Interstate Johnson Lane, Inc.........................         3,700       107,763
  *Interstate National Dealers Services, Inc...........         2,000        16,500
  *Intertan, Inc.......................................         7,000        42,438
  *Intervisual Books, Inc. Class A.....................         1,000         2,094
  *Intervoice, Inc.....................................        11,300       150,784
  Interwest Bancorp....................................         4,900       222,031
  *Intevac, Inc........................................         8,000        76,250
  Invacare Corp........................................        18,100       480,216
  *Investment Technology Group, Inc....................        11,500       310,859
  Investors Financial Services Corp....................         3,099       154,659
  Investors Title Co...................................         1,400        36,400
  *#Invision Technologies, Inc.........................         9,500        81,344
  *Invivo Corp.........................................         1,600        18,500
  *Ion Laser Technology, Inc...........................         2,900         4,713
  *Ionics, Inc.........................................        11,200       501,200
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Iridex Corp.........................................         3,800  $     35,625
  Iroquois Bancorp.....................................           400        10,500
  Irwin Financial Corp.................................        16,000       431,500
  Isco, Inc............................................        38,935       335,814
  *#Isis Pharmaceuticals, Inc..........................        21,500       300,328
  *Isolyser Co., Inc...................................        34,010        79,711
  *#Itron, Inc.........................................         8,100       125,550
  *Iwerks Entertainment, Inc...........................         9,824        20,262
  *J & J Snack Foods Corp..............................         4,400        86,075
  J & L Specialty Steel, Inc...........................        28,500       199,500
  *J. Alexander's Corp.................................         3,000        14,813
  *JDA Software Group, Inc.............................         9,100       410,922
  JLG Industries, Inc..................................        39,300       692,663
  *JLK Direct Distribution, Inc. Class A...............         2,000        47,000
  *#JMAR Industries, Inc...............................        10,100        25,723
  *JPE, Inc............................................         2,800         9,450
  *JPM Co..............................................         4,000        41,750
  JSB Financial, Inc...................................         5,000       290,625
  *Jackpot Enterprises, Inc............................         4,700        57,575
  Jacksonville Bancorp, Inc............................         1,600        33,500
  *Jaclyn, Inc.........................................         1,300         7,556
  *Jaco Electronics, Inc...............................         1,973        12,331
  *Jacobs Engineering Group, Inc.......................        15,400       494,725
  *Jacobson Stores, Inc................................         4,100        57,656
  *#Jakks Pacific, Inc.................................         3,000        27,563
  *Jalate, Ltd.........................................         1,000         1,625
  *Jan Bell Marketing, Inc.............................        19,400        99,425
  *Jason, Inc..........................................        12,087       113,316
  *Jayhawk Acceptance Corp.............................         1,000           656
  *Jean Philippe Fragrances, Inc.......................         7,150        59,434
  Jeffbanks, Inc.......................................         1,706        90,845
  Jefferies Group, Inc.................................        12,000       552,000
  Jefferson Savings Bancorp, Inc.......................         3,200       101,200
  *Jennifer Convertibles, Inc..........................         1,300         2,620
  *Jerry's Famous Deli, Inc............................        11,400        22,266
  John Alden Financial Corp............................        15,400       340,725
  *Johnson Worldwide Associates, Inc. Class A..........         6,700        85,425
  Johnston Industries, Inc.............................         8,100        42,272
  *Johnstown American Industries, Inc..................         8,800       159,500
  *Jones Intercable, Inc...............................         2,300        48,156
  *Jones Intercable, Inc. Class A......................        24,900       536,906
  *Jos. A. Bank Clothiers, Inc.........................         5,400        40,500
  *Joule, Inc..........................................         1,500         5,906
  *Jumbosports, Inc....................................        18,000        23,625
  Juno Lighting, Inc...................................        11,100       234,834
  *#Just for Feet, Inc.................................        19,200       421,200
  *Just Toys, Inc......................................         1,600         1,900
  Justin Industries, Inc...............................        20,200       320,675
  *K & G Men's Center, Inc.............................         6,000       151,500
  K Swiss, Inc. Class A................................         2,400        47,250
  *#K-Tel International, Inc...........................         3,800        59,613
  *K-Tron International, Inc...........................         6,200       115,863
  *K-V Pharmaceutical Co. Class A......................         6,600       136,950
  *K-V Pharmaceutical Co. Class B......................         2,700        55,688
  K2, Inc..............................................        11,300       226,000
  KCS Energy, Inc......................................        22,800       270,750
  *#KFX, Inc...........................................         8,000        25,000
  *KLLM Transport Services, Inc........................         2,500        31,406
  *#KTI, Inc...........................................         4,100        91,481
  *KVH Industries, Inc.................................         4,300        14,781
  *Kaiser Ventures, Inc................................         9,700       108,519

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Kaman Corp. Class A..................................        14,500  $    265,984
  *Kaneb Services, Inc.................................        25,300       150,219
  *Karrington Health, Inc..............................         3,500        37,844
  Katy Industries, Inc.................................         4,100        75,850
  *Katz Digital Technologies, Inc......................         1,800        12,825
  Kaye Group, Inc......................................         3,000        20,250
  Keithley Instruments, Inc............................         1,000         7,750
  *Kelley Oil & Gas Corp...............................        69,600       157,688
  Kellwood Co..........................................        12,900       426,506
  *Kemet Corp..........................................        59,000       949,531
  *Kensey Nash Corp....................................         4,100        76,363
  *Kent Electronics Corp...............................        16,300       342,300
  Kentek Information Systems, Inc......................           800         6,800
  *Kentucky Electric Steel, Inc........................         1,800        10,013
  Kentucky First Bancorp, Inc..........................           200         3,150
  *Keravision, Inc.....................................         7,500        64,922
  *Kevco, Inc..........................................         4,100        88,150
  Kewaunee Scientific Corp.............................         2,000        19,375
  *Key Energy Group, Inc...............................        13,800       226,838
  *Key Production Co., Inc.............................         6,900        84,094
  *Key Technology, Inc.................................         2,300        26,019
  *Key Tronic Corp.....................................        13,000        38,594
  *Keystone Automotive Industries, Inc.................         7,600       194,750
  *Keystone Consolidated Industries, Inc...............         6,873        84,409
  Kimball International, Inc. Class B..................        16,200       394,875
  *Kimmins Corp........................................         3,400        11,900
  *Kinark Corp.........................................         3,700        12,488
  *Kinnard Investment, Inc.............................         3,100        19,956
  *Kirby Corp..........................................        14,600       313,900
  *Kit Manufacturing Co................................           300         2,100
  *Kitty Hawk, Inc.....................................        10,200       181,050
  Klamath First Bancorp, Inc...........................         7,100       141,556
  Knape & Vogt Manufacturing Co........................         2,900        65,975
  *Knickerbocker (L.L.) Co., Inc.......................         5,000        19,063
  *Knight Transportation, Inc..........................         9,000       171,281
  *Koala Corp..........................................         1,200        22,425
  *Koll Real Estate Group, Inc.........................         7,100        68,781
  Kollmorgen Corp......................................         5,900       114,313
  *Komag, Inc..........................................        31,700       312,047
  *#Koo Koo Roo, Inc...................................        21,564        51,551
  *Kopin Corp..........................................         8,100       153,141
  *Koss Corp...........................................         2,100        21,000
  *Kronos, Inc.........................................         4,100       146,063
  *Krug International Corp.............................         1,048         5,830
  Kuhlman Corp.........................................         9,699       409,783
  *Kulicke & Soffa Industries, Inc.....................        14,000       241,500
  *#L.A. Gear, Inc.....................................        12,600         1,197
  *#LCA-Vision, Inc....................................         3,536        12,155
  *LCC International, Inc. Class A.....................         3,300        53,109
  LCS Industries, Inc..................................         2,600        38,025
  LSB Bancshares, Inc. NC..............................         5,156       108,276
  LSB Industries, Inc..................................        10,700        46,144
  LSI Industries, Inc..................................         7,267       146,930
  *LTX Corp............................................        25,800        99,572
  *LXR Biotechnology, Inc..............................        14,600        40,150
  *La Jolla Pharmceutical Co...........................        13,800        53,906
  La-Z-Boy, Inc........................................        13,100       670,556
  *LaBarge, Inc........................................        14,500        51,656
  LaCrosse Footwear, Inc...............................         3,000        35,250
  Lab Holdings, Inc....................................         3,500        76,563
  #Labone, Inc.........................................         7,900       140,472
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Labor Ready, Inc....................................        12,850  $    434,491
  *Laboratory Corp. of America Holdings, Inc...........        42,500        90,313
  Laclede Gas Co.......................................        10,500       259,875
  *Laclede Steel Co....................................         2,700        11,306
  *Ladd Furniture, Inc.................................         4,666       122,483
  *Laidlaw Environmental Services, Inc.................        61,900       239,863
  *Lakeland Industries, Inc............................         2,000        22,875
  Lakeview Financial Corp..............................         2,500        58,125
  *Lamson & Sessions Co................................        10,200        70,125
  Lance, Inc...........................................        28,400       597,288
  *Lancer Corp.........................................         8,100       138,713
  *Lancit Media Productions, Ltd.......................         3,300         3,094
  *Landair Services, Inc...............................         4,100       127,613
  Landamerica Financial Group, Inc.....................         9,000       429,750
  Landauer, Inc........................................         5,200       148,200
  *Landec Corp.........................................         6,900        48,300
  *#Landrys Seafood Restaurants, Inc...................        14,877       337,057
  *Landstar Systems, Inc...............................         7,600       258,638
  *Lanvision Systems, Inc..............................         7,300        27,375
  *Larscom, Inc........................................         3,500        32,484
  *Larson Davis, Inc...................................         6,800        17,638
  *#Laser Vision Centers, Inc..........................         3,500        46,813
  *Laserscope..........................................         9,700        26,372
  *LaserSight Corporation..............................         6,800        30,919
  *Lason, Inc..........................................         6,900       282,900
  Lawson Products, Inc.................................         8,800       238,975
  Lawter International, Inc............................        26,800       257,950
  *Layne Christensen Co................................         9,100       126,263
  *Lazare Kaplan International, Inc....................         6,800        79,050
  *Leap Group, Inc.....................................         8,200        22,934
  *Learning Co., Inc...................................        25,100       715,350
  *#Learning Tree International, Inc...................        15,400       247,363
  Learonal, Inc........................................         8,950       265,144
  *Leasing Solutions, Inc..............................         5,700       159,600
  *Lechters, Inc.......................................        12,600        73,238
  *Lecroy Corp.........................................         5,100       103,594
  *Lectec Corp.........................................         1,902         8,262
  *Legato Systems, Inc.................................        10,600       303,425
  Lesco, Inc...........................................         6,725       150,892
  *Leslie Building Products, Inc.......................         3,200         9,200
  *Level 8 Systems, Inc................................         5,600        63,700
  *#Level One Communications, Inc......................        18,225       486,380
  *#Levitz Furniture, Inc..............................        14,200         7,810
  *Lexford Residential Trust...........................         5,400       115,425
  *Lexington Global Asset Managers, Inc................         1,700        12,113
  Libbey, Inc..........................................         9,500       374,063
  Liberty Homes, Inc. Class A..........................           200         2,325
  *Liberty Technologies, Inc...........................         3,000         9,563
  *Lidak Pharmaceuticals Class A.......................        25,300        38,345
  *#Life Medical Sciences, Inc.........................         8,900        11,681
  *Life Quest Medical, Inc.............................         1,000         3,188
  Life Technologies, Inc...............................        14,000       477,313
  Life USA Holdings, Inc...............................        17,700       285,966
  *Lifecore Biomedical, Inc............................         7,300       135,278
  *Lifeline Systems, Inc...............................         2,800        52,150
  Lifetime Hoan Corp...................................         7,462        83,015
  *Ligand Pharmaceuticals, Inc. Class B................        23,079       322,385
  *Lightbridge, Inc....................................         8,800       103,125
  Lillian Vernon Corp..................................         4,900        85,138

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Lilly Industry, Inc. Class A.........................        13,500  $    263,250
  *Lindal Cedar Homes, Inc.............................         4,482        14,006
  Lindberg Corp........................................         8,200       187,575
  Lindsay Manufacturer Co..............................         4,800       223,200
  *Liposome Co., Inc...................................        26,100       160,270
  Liqui Box Corp.......................................         2,500       107,500
  Litchfield Financial Corp............................         2,600        58,500
  *Lithia Motors, Inc. Class A.........................         1,700        23,906
  *Littlefield, Adams & Co.............................           900         1,997
  *Littlefuse, Inc.....................................        16,000       365,000
  *Liuski International, Inc...........................         1,800         1,463
  *Lodgenet Entertainment Corp.........................         8,200        89,688
  *Loehmanns, Inc......................................         7,100        39,494
  *Logans Roadhouse, Inc...............................         6,100       126,575
  *Logic Devices, Inc..................................         5,600        16,538
  *Logic Works, Inc....................................         4,500        69,469
  *Lojack Corp.........................................        14,200       178,831
  Lomak Petroleum, Inc.................................        16,100       195,213
  #Lone Star Industries, Inc...........................         6,000       451,125
  *Lone Star Technologies, Inc.........................        13,800       262,200
  *Loronix Information Systems, Inc....................         2,200         5,775
  *Louis Dreyfus Natural Gas Corp......................        24,052       420,910
  Luby's Cafeterias, Inc...............................        16,400       303,400
  Lufkin Industries, Inc...............................         3,300       111,788
  Lukens, Inc. DE......................................        13,400       429,638
  *Lumen Technologies, Inc.............................        10,410        85,883
  *Lumisy, Inc.........................................         6,100        25,544
  *Lunar Corp..........................................         8,150       148,992
  *Lund International Holdings, Inc....................         2,200        28,188
  *#Luria (L.) & Son, Inc..............................         2,500            26
  *Lycos, Inc..........................................         8,600       456,069
  *Lydall, Inc. DE.....................................         9,300       162,750
  *Lynch Corp..........................................         2,200       200,750
  *M-Wave, Inc.........................................         1,500         3,563
  *M.H. Meyerson & Co., Inc............................         2,500         4,375
  M/A/R/C, Inc.........................................         3,027        54,108
  MAF Bancorp, Inc.....................................        14,700       553,088
  *#MAI Systems Corp...................................         8,100        36,450
  MDC Holdings, Inc....................................        15,000       226,875
  *#MEMC Electronic Materials, Inc.....................         7,500       101,719
  MFB Corp.............................................         1,000        26,750
  *MFRI, Inc...........................................         3,000        25,688
  *MGI Pharma, Inc.....................................        11,400        95,119
  MI Schottenstein Homes, Inc..........................         4,500        90,563
  *#MIM Corp...........................................         9,000        40,219
  *MK Gold Corp........................................         7,800         7,678
  MMI Companies, Inc...................................        11,800       261,075
  *MRS Technology, Inc.................................         3,300         5,105
  *MRV Communications, Inc.............................        16,000       372,500
  *MS Carriers, Inc....................................         8,900       265,331
  *MTI Technology Corp.................................         5,900        79,281
  MTS Systems Corp.....................................        11,000       205,219
  *MVSI, Inc...........................................         9,900        68,372
  MYR Group, Inc.......................................         3,110        38,875
  MacDermid, Inc.......................................        15,100       619,100
  *Macheezmo Mouse Restaurants, Inc....................         1,500           938
  *#Mackie Designs, Inc................................         6,500        44,688
  *MacNeal-Schwendler Corp.............................         9,600       101,400
  *Macromedia, Inc.....................................        24,600       389,756
  *Madden (Steven), Ltd................................         5,000        48,594
  Madison Gas & Electric Co............................        11,250       240,469
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Magainin Pharmaceuticals, Inc.......................        19,400  $    112,763
  *Magellan Health Services, Inc.......................        14,500       391,500
  Magna Group, Inc.....................................         1,437        79,843
  *Magnetek, Inc.......................................        18,800       318,425
  *Magnum Hunter Resources, Inc........................        19,400       138,225
  *#Mail-Well, Inc.....................................         2,100        96,600
  *Main Street & Main, Inc.............................         5,450        18,905
  Maine Public Service Co..............................           700         9,975
  Mainstreet Bankgroup, Inc............................         8,000       241,000
  *Malibu Entertainment Worldwide, Inc.................         1,000         2,625
  *Mallon Resources Corp...............................         2,200        23,788
  *Managed Care Solutions, Inc.........................         2,366        18,189
  *Manatron, Inc.......................................         1,102         5,097
  *Manchester Equipment Co., Inc.......................         1,500         5,906
  *Manhattan Bagel Co., Inc............................         3,700         4,278
  Manitowoc Co., Inc...................................        13,900       569,900
  *Mapics, Inc.........................................        11,100       194,944
  *Mapinfo Corp........................................         4,800        57,000
  *Marcam Solutions, Inc...............................         2,700        40,331
  Marcus Corp..........................................        17,175       303,783
  *Mariner Health Group, Inc...........................        21,300       318,169
  *Marisa Christina, Inc...............................         6,700        20,309
  Maritrans, Inc.......................................         7,700        69,300
  *Mark VII, Inc.......................................         4,800        82,800
  *Markel Corp.........................................         2,700       466,594
  *Marker International................................        10,900        39,342
  *Marlton Technologies, Inc...........................         2,800        18,550
  *Marquette Medical Systems, Inc......................        12,400       346,813
  Marsh Supermarkets, Inc. Class A.....................         1,600        22,400
  #Marsh Supermarkets, Inc. Class B....................         1,900        27,075
  Marshall & Isley Corp................................         1,500        80,859
  *Marshall Industries.................................        10,100       312,469
  *#Martek Biosciences Corp............................        10,200       127,181
  *Marten Transport, Ltd...............................         4,200        72,975
  Maryland Federal Bancorp.............................         3,920       151,900
  Massbank Corp. Reading, MA...........................         1,333        67,816
  *#Mastec, Inc........................................        12,000       247,500
  Matec Corp. DE.......................................         1,100         4,125
  *Material Sciences Corp..............................        13,500       135,844
  *Mathsoft, Inc.......................................         6,300        24,216
  *Matlack Systems, Inc................................         7,500        63,750
  *Matria Healthcare, Inc..............................        28,200       114,122
  *Matritech, Inc......................................        21,800        65,400
  *Matrix Pharmaceutical, Inc..........................        16,600        81,963
  *Matrix Service Co...................................         7,500        59,063
  Matthews International Corp. Class A.................         3,400       168,088
  *Matthews Studio Equipment Group.....................         6,200        33,131
  *Mattson Technology, Inc.............................        10,300        68,077
  *Maverick Tube Corp..................................        10,900       165,544
  *Max & Ermas Restaurants, Inc........................         2,037        15,023
  *Maxco, Inc..........................................         1,900        16,981
  *Maxicare Health Plans, Inc..........................        11,800       112,100
  *Maxim Group, Inc....................................        11,700       197,438
  *Maxim Pharmaceuticals, Inc..........................         4,600        84,238
  *Maxwell Technologies, Inc...........................         5,400       144,113
  *Maxxam, Inc.........................................         5,200       306,475
  *Maxxim Medical, Inc.................................         8,500       198,688
  *#May & Speh, Inc....................................        17,600       293,150
  *Maynard Oil Co......................................         3,100        33,519
  *Mays (J.W.), Inc....................................           200         2,475

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Mazel Stores, Inc...................................         4,600  $     77,050
  *McClain Industries, Inc.............................           266         1,338
  McDonald & Co. Investment, Inc.......................        17,900       537,000
  McGrath Rent Corp....................................        12,100       248,050
  *McMoran Oil & Gas Co................................        27,700       112,964
  *McWhorter Technologies, Inc.........................         5,200       143,650
  *Meade Instruments Corp..............................         3,800        40,256
  *#Meadow Valley Corp.................................         2,200        13,063
  Meadowbrook Insurance Group, Inc.....................         4,300       132,494
  *Measurement Specialties, Inc........................         1,400         5,600
  *Mechanical Dynamics, Inc............................         3,000        40,969
  *Mecklermedia Corp...................................         4,200        87,544
  *Mecon, Inc..........................................         5,400        52,481
  Medalliance, Inc. Escrow.............................         3,800             0
  *Medaphis Corp.......................................        57,800       431,694
  *Medar, Inc..........................................         5,400        15,019
  *Medarex, Inc........................................        19,400       136,406
  *Medcath, Inc........................................         6,700       119,763
  *Medco Research, Inc.................................         7,000       140,000
  Medford Bancorp, Inc.................................         2,900       122,344
  *Media 100, Inc......................................         7,000        25,813
  *Media Arts Group, Inc...............................         8,800       169,950
  *Media Logic, Inc....................................         2,400         2,550
  *Medical Action Industries, Inc......................         4,200        17,063
  *Medical Alliance, Inc...............................         4,200        15,881
  *Medical Assurance, Inc..............................        12,943       357,550
  *Medical Graphics Corp...............................         1,000         4,563
  *#Medical Manager Corp...............................        11,800       299,794
  *Medical Resources, Inc..............................        15,850        44,083
  *Medicalcontrol, Inc.................................         1,500         7,781
  *#Medicis Pharmaceutical Corp. Class A...............         9,900       404,044
  *Medicore, Inc.......................................         3,800        10,569
  *Medicus Systems Corp................................         4,500        34,594
  *Mediq, Inc..........................................        11,600       163,125
  *Medplus, Inc........................................         4,500        31,781
  *Medquist Inc........................................         8,850       387,188
  *Medstone International, Inc.........................         4,800        46,800
  Medusa Corp..........................................         8,100       466,763
  *Mego Financial Corp.................................         4,100        15,503
  *Mego Mortgage Corp..................................         7,413        14,015
  *#Melita International Corp..........................         1,000        14,500
  *Memberworks, Inc....................................         8,800       238,150
  *Mens Warehouse, Inc.................................        13,200       560,175
  Mentor Corp. MN......................................        15,000       397,031
  *#Mentor Graphics Corp...............................        47,100       519,572
  Merchants Bancorp, Inc...............................         2,100        70,481
  Merchants Bancshares, Inc............................         2,700        92,138
  Merchants Group, Inc.................................         1,300        32,094
  Merchants New York Bancorp, Inc......................           800        31,900
  #Mercury Air Group, Inc..............................         3,700        27,519
  *Mercury Interactive Corp............................        14,000       464,188
  *Meridian Data, Inc..................................         7,100        36,831
  Meridian Diagnostics, Inc............................        10,500       138,797
  Meridian Insurance Group, Inc........................         2,700        52,313
  *Meridian Medical Technology, Inc....................         2,400        26,250
  *Meridian Resource Corp..............................        28,172       202,486
  *Merisel, Inc........................................        11,900        35,514
  *Merit Medical Systems, Inc..........................         3,500        26,688
  *Merix Corp..........................................         5,200        60,775
  Merrill Corp.........................................        13,200       300,300
  Merrimac Industries, Inc.............................           660         9,653
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Mesa Air Group, Inc.................................        22,100  $    176,800
  *Mesa Labs, Inc......................................         2,200        11,963
  *Mesaba Holdings, Inc................................        16,350       354,591
  *Mestek, Inc.........................................         4,200        80,325
  *Met-Coil Systems Corp...............................         1,000         3,563
  Met-Pro Corp.........................................        11,175       165,530
  *Metacreations Corp..................................        17,000       142,906
  *#Metal Management, Inc..............................        18,421       185,361
  *Metatec Corp. Class A...............................         5,300        29,150
  Methode Electronics, Inc. Class A....................        20,600       258,788
  Methode Electronics, Inc. Class B....................           500         6,313
  *Metra Biosystems, Inc...............................        10,100        24,303
  *#Metricom, Inc......................................        10,900       109,341
  #Metris Companies, Inc...............................         1,100        62,700
  *Metro Networks, Inc.................................         9,900       389,503
  *Metro One Telecommunications, Inc...................         6,500        76,781
  *Metrocall, Inc......................................        26,654       160,757
  *Metrologic Instruments, Inc.........................         3,300        50,738
  *Metrotrans Corp.....................................         1,600        16,000
  Metrowest Bank MA....................................         9,900        76,106
  *Metzler Group, Inc..................................        13,200       365,888
  *Michael Anthony Jewelers, Inc.......................         5,800        14,138
  Michael Foods, Inc...................................        13,958       388,643
  *#Micrel, Inc........................................        12,600       394,144
  *Micrion Corp........................................         2,000        19,563
  *#Micro Component Technology, Inc....................         3,000         4,125
  *Micro Linear Corp...................................         9,600        44,700
  *Micro Warehouse, Inc................................        27,700       484,750
  *Micro-Therapeutics, Inc.............................         3,900        42,656
  *Microage, Inc.......................................        11,750       158,258
  *Microcide Pharmaceuticals, Inc......................         2,000        17,938
  *Microdyne Corp......................................        10,300        49,247
  *Microfluidics International Corp....................         2,600         6,256
  *Micrografx, Inc.....................................         8,200        88,663
  *Microlog Corp.......................................         1,500         3,844
  *Micronics Computers, Inc............................        11,300        26,661
  *Microprose, Inc. New................................         3,740        19,752
  *Micros Systems, Inc.................................         5,600       327,950
  *Micros to Mainframes, Inc...........................         1,800         5,513
  *Microsemi Corp......................................         5,500        75,453
  *Microtest, Inc......................................         7,900        38,513
  *Microtouch Systems, Inc.............................         7,300       116,116
  *#Microware Systems Corp.............................        11,600        53,650
  *Microwave Power Dynamics, Inc.......................        10,100        67,859
  Mid Am, Inc..........................................        19,640       500,206
  Mid America Banccorp.................................         6,592       224,128
  *Mid Atlantic Medical Services, Inc..................        47,800       618,413
  *Midcom Communications, Inc..........................        13,000           423
  *Middleby Corp.......................................        10,300        74,031
  Middlesex Water Co...................................         2,300        46,934
  *Midisoft Corp.......................................         1,800           900
  Midland Co...........................................         3,300        99,206
  *Midway Games, Inc...................................        15,570       210,195
  *Midwest Express Holdings, Inc.......................         1,575        45,183
  *Midwest Grain Products, Inc.........................         5,800        77,213
  Mikasa, Inc..........................................        10,700       131,744
  *Mikohn Gaming Corp..................................         6,400        42,000
  *#Milestone Scientific, Inc..........................         6,900       109,106
  *Millennia, Inc......................................         1,100           413
  *Millennium Pharmaceuticals, Inc.....................        24,100       426,269
  *Miller Building Systems, Inc........................         1,600        15,900
  *Miller Industries, Inc..............................        40,200       286,425

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Miltope Group, Inc..................................        11,000  $     30,594
  *Mindspring Enterprises, Inc.........................         4,500       238,641
  Mine Safety Appliances Co............................         1,900       136,384
  *Minimed, Inc........................................         1,000        49,500
  Minntech Corp........................................         3,700        50,413
  Minuteman International, Inc.........................         1,000        11,313
  *#Miravant Medical Technologies......................         8,400       230,475
  Mississippi Chemical Corp............................        18,242       305,554
  *Mitcham Industries, Inc.............................         6,200        67,813
  *Mity-Lite, Inc......................................         2,200        40,013
  Mobile America Corp..................................         4,900        50,531
  *Mobile Mini, Inc....................................         4,000        42,750
  *Modacad, Inc........................................         3,600        64,125
  Modern Controls, Inc.................................         6,450        50,794
  *Modtech, Inc........................................         9,000       176,625
  *Molecular Biosystems, Inc...........................        14,200       126,025
  *Molecular Devices Corp..............................         5,600        85,400
  *Molecular Dynamics, Inc.............................         6,200        78,275
  *#Molten Metal Technology, Inc.......................        15,800         3,239
  *Monaco Coach Corp...................................         4,950       133,341
  *Monaco Finance, Inc. Class A........................         2,300         1,330
  *Monarch Casino and Resort, Inc......................         6,300        38,588
  Monarch Machine Tool Co..............................         1,700        14,875
  *#Mondavi (Robert) Corp. Class A.....................         3,700       131,581
  *Moneygram Payment Systems, Inc......................        14,500       244,688
  *Monro Muffler Brake, Inc............................         3,944        64,830
  *Monroc, Inc.........................................         2,600        27,706
  Monterey Bay Bancorp, Inc............................         1,000        22,125
  *#Monterey Pasta Co..................................         3,400         4,197
  *Moog, Inc. Class A..................................         2,700       105,638
  *Moog, Inc. Class B..................................           600        23,700
  *Moore Medical Corp..................................         2,700        35,438
  Moore Products Co....................................         2,200        72,325
  Morgan Keegan, Inc...................................        18,900       433,519
  *Morgan Products, Ltd................................         9,100        48,913
  Morrison Health Care, Inc............................         4,033        69,065
  *Morrison Knudsen Corp...............................        43,400       515,375
  Morrison Restaurants, Inc............................         3,025        15,125
  *Morrow Snowboards, Inc..............................         1,000         1,594
  *Morton Industrial Group, Inc. Class A...............         1,000        17,813
  *Morton's Restaurant Group, Inc......................         4,000        96,250
  *Mosaix, Inc.........................................         9,200       101,200
  *Moscom Corp.........................................         5,900        37,244
  *#Mossimo, Inc.......................................        13,500        65,813
  *Mother's Work, Inc..................................         2,200        21,175
  *Motivepower Industries, Inc.........................        11,500       318,406
  *Motor Car Parts & Accessories, Inc..................         5,100        90,844
  *Motor Club of America...............................           700        10,894
  Movado Group, Inc....................................         5,550       162,338
  *#Movie Gallery, Inc.................................        11,500        81,219
  *Moviefone, Inc. Class A.............................         3,400        32,513
  Mueller (Paul) Co....................................         2,200        84,150
  *Multi Color Corp....................................         1,000         6,375
  *Multiple Zones International, Inc...................        11,000        36,781
  *Musicland Stores Corp...............................        23,100       333,506
  *Mutual Savings Bank FSB Bay City, MI................         1,700        20,719
  *Mycogen Corp........................................        20,700       485,803
  Myers Industries, Inc................................        12,561       265,351
  *Mylex Corp..........................................        14,600       101,744
  *Myriad Genetics, Inc................................         5,600       113,050
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Mysoftware Co.......................................         1,000  $      4,563
  *N & F Worldwide Corp................................        12,400       120,900
  *NAB Asset Corp. Liquidating Trust...................           200            60
  *NABI, Inc...........................................        29,100       104,578
  *NAI Technologies, Inc...............................         6,387        15,169
  NBT Bancorp..........................................         5,628       182,382
  *NBTY, Inc...........................................        21,200       369,675
  NCH Corp.............................................         3,900       248,381
  *NCI Building Systems, Inc...........................         4,800       253,950
  *#NCS Healthcare, Inc................................         7,000       200,813
  *NL Industries, Inc..................................        25,600       512,000
  NN Ball & Roller, Inc................................        12,300       144,525
  *NPC International, Inc..............................        16,300       198,147
  *NPS Pharmaceuticals, Inc............................         7,200        58,500
  *NS Group, Inc.......................................        19,200       244,800
  *NSA International, Inc..............................         2,400         3,900
  NSC Corp.............................................         8,422        17,239
  *NTN Communications, Inc.............................        12,400        15,500
  NUI Corp.............................................        10,100       248,713
  NYMAGIC, Inc.........................................         7,600       222,300
  *Nanometrics, Inc....................................         4,900        42,416
  *Nantucket Industries, Inc...........................         1,200           600
  *Napco Security Systems, Inc.........................         4,850        25,766
  *#Napro Biotherapeutics, Inc.........................         9,500        11,281
  Nash Finch Co........................................         6,800       115,388
  *Nashua Corp.........................................         4,800        75,900
  *Nastech Pharmaceutical Co., Inc.....................         4,500        44,719
  *Nathans Famous, Inc.................................         1,900         7,303
  *National Auto Credit, Inc...........................        21,560        26,950
  *National Beverage Corp..............................        14,800       152,625
  *National City Bancorp...............................         4,389       147,306
  National City Bankshares, Inc........................         4,254       169,229
  National Computer Systems, Inc.......................        18,400       443,900
  *National Dentex Corp................................         3,000        71,438
  *National Discount Brokers Group, Inc................         6,500        73,125
  *National Energy Group, Inc..........................        33,470        58,050
  National Gas & Oil Co................................         6,785        84,388
  *National Home Centers, Inc..........................         3,000         5,063
  *National Home Health Care Corp......................         3,115        13,628
  National Insurance Group.............................         3,600        33,975
  *National Media Corp.................................        15,500        20,344
  National Penn Bancshares, Inc........................         5,983       202,300
  National Presto Industries, Inc......................         3,700       149,619
  *National Processing, Inc............................        30,300       299,213
  *National Record Mart, Inc...........................         2,900        34,438
  *National RV Holdings, Inc...........................         5,600       222,075
  *National Standard Co................................         6,500        36,156
  National Steel Corp. Class B.........................        14,800       233,100
  *National Surgery Centers, Inc.......................        11,100       309,066
  National Technical Systems, Inc......................         3,400        26,244
  *National Techteam, Inc..............................        12,100       109,278
  *National Vision Association, Ltd....................        12,400        71,688
  *National Western Life Insurance Co. Class A.........         1,000       112,406
  *Natural Alternatives International, Inc.............         4,500        79,734
  *Natural Microsystems Corp...........................         6,200       132,719
  *Natural Wonders, Inc................................         4,000        16,313
  Natures Sunshine Products, Inc.......................        11,259       259,309
  *#Navarre Corp.......................................         5,200        21,450
  *Navigators Group, Inc...............................         3,200        58,800

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Nelson (Thomas), Inc.................................         8,900  $    115,144
  *Neogen Corp.........................................         3,700        33,069
  *Neopath, Inc........................................         8,600       109,381
  *Neopharm, Inc.......................................         2,000         7,125
  *Neoprobe Corp.......................................        13,600        58,650
  *Neorx Corp..........................................        17,225        99,313
  *Neose Technologies, Inc.............................         7,300       112,238
  *#Neotherapeutics, Inc...............................         3,300        42,900
  *#Neoware Systems, Inc...............................         3,100         9,155
  *Netmanage, Inc......................................        30,300        99,895
  *Netopia, Inc........................................         7,000        59,719
  *Netrix Corp.........................................         4,700        13,219
  *Netvantage, Inc. Class A............................         8,000        59,250
  *Network Appliance Corp..............................         4,300       149,559
  *Network Computing Devices, Inc......................        13,900       119,019
  *Network Equipment Technologies, Inc.................        15,800       247,863
  *Network Peripherals, Inc............................         9,700        42,134
  *Network Six, Inc....................................           275         1,272
  *Neurex Co...........................................        19,800       555,638
  *Neurobiological Technologies, Inc...................         2,700         4,050
  *Neurocrine Biosciences, Inc.........................         1,500        12,656
  *Neurogen Corp.......................................         8,600       147,813
  *Neuromedical Systems, Inc...........................        25,800        41,119
  *New Brunswick Scientific Co., Inc...................         3,158        30,297
  New England Business Services, Inc...................         8,100       263,756
  #New England Community Bancorp, Inc. Class A.........         2,370        55,547
  New Hampsire Thrift BancShares, Inc..................           200         3,975
  *New Horizons Worldwide, Inc.........................         4,400        77,550
  New Jersey Resources Corp............................        11,900       427,656
  *New Mexico & Arizona Land Co........................         2,310        31,763
  Newcor, Inc..........................................         2,940        27,379
  Newmil Bancorp, Inc..................................         3,500        47,688
  Newport Corp.........................................         6,800       148,325
  *Newsedge Corp.......................................        11,550       136,073
  *#Nexstar Pharmaceuticals, Inc.......................        18,496       187,272
  *Nexthealth, Inc.....................................         3,400         6,588
  *#Niagara Corp.......................................         2,400        23,475
  *Nichols Research Corp...............................         9,750       235,219
  *Nimbus CD International, Inc........................        11,800       124,638
  *Nitches, Inc........................................         1,570         4,170
  *Nitinol Medical Technologies, Inc...................         7,000        48,563
  *Nobel Education Dynamics, Inc.......................         3,600        28,913
  *Nobility Homes......................................         2,250        41,766
  *Noel Group, Inc.....................................         8,000        19,500
  Noland Co............................................           200         5,025
  *Noodle Kidoodle, Inc................................         4,900        28,634
  *Nord Resources Corp.................................        17,500        38,281
  *Nordson Corp........................................         4,800       219,000
  *Norland Medical System, Inc.........................         6,400        14,000
  Norrell Corp.........................................        20,300       458,019
  *Norstan, Inc........................................         6,200       151,900
  *Nortek, Inc.........................................         5,000       153,750
  North Carolina Natural Gas Corp......................         6,000       138,750
  North Central Bancshares, Inc........................         2,700        59,738
  *#North Face, Inc....................................         6,800       168,725
  Northeast Bancorp....................................           900        15,300
  Northern Technologies International..................         1,700        12,750
  *#Northfield Laboratories, Inc.......................         9,800       150,369
                                                               SHARES        VALUE+
                                                         ------------  ------------

  #Northland Cranberries, Inc. Class A.................         9,100  $    144,463
  Northrim Bank........................................         1,615        25,033
  Northwest Bancorp, Inc...............................         9,900       161,184
  Northwest Natural Gas Co.............................        14,250       392,320
  *Northwest Pipe Co...................................         4,200        97,125
  *Northwest Teleproductions, Inc......................           200           247
  Northwestern Corp....................................        14,900       359,463
  *Northwestern Steel & Wire Co........................        18,500        84,117
  *Norton McNaughton, Inc..............................         6,000        40,125
  *Norwood Promotional Products, Inc...................         2,200        44,206
  *Novacare, Inc.......................................        26,000       286,000
  *Novadigm, Inc.......................................        14,000        53,375
  *Novametrix Medical Systems, Inc.....................         6,100        45,178
  *#Novavax, Inc.......................................         8,700        34,800
  *Noven Pharmaceuticals, Inc..........................        13,400        80,400
  *Novitron International, Inc.........................         1,430         4,424
  *Nu Horizons Electronics Corp........................         7,900        48,881
  *Nu-Kote Holding, Inc. Class A.......................        17,600         7,425
  *Nuevo Energy Co.....................................        11,800       383,500
  *#Nuko Information Systems, Inc......................         3,300           149
  *Numerex Corp. Class A...............................         3,000        15,563
  *Nutramax Products, Inc..............................         3,300        33,413
  *Nview Corp..........................................         3,000         4,219
  *O'Charleys, Inc.....................................         8,100       167,822
  *O'Reilly Automotive, Inc............................        12,400       402,225
  O'Sullivan Corp......................................        10,100        98,475
  *O'Sullivan Industries Holdings, Inc.................        11,300       169,500
  *O.I. Corp...........................................         1,600         7,550
  *ODS Networks, Inc...................................        11,500        79,422
  OEA, Inc.............................................        12,800       219,200
  *OEC Medical Systems, Inc............................         9,400       209,150
  *OHM Corp............................................        19,200       261,600
  OM Group, Inc........................................         9,300       385,950
  *OMI Corp............................................        35,400       325,238
  *OSI Pharmaceutical, Inc.............................        13,800        89,269
  *OTR Express, Inc....................................           200         1,275
  *Oacis Healthcare Holdings Corp......................         3,500        12,141
  *#Oak Industries, Inc................................        12,500       435,938
  *Oak Technology, Inc.................................        35,700       194,677
  *Object Design, Inc..................................        16,400        89,175
  *Objectshare, Inc....................................         7,300        22,356
  *Ocal, Inc...........................................         2,300         5,175
  Ocean Financial Corp.................................         8,200       158,106
  *Oceaneering International, Inc......................        17,000       365,500
  *Odetics, Inc. Class A...............................           300         3,900
  *#Odwalla, Inc.......................................         2,500        23,281
  *Offshore Logistics, Inc.............................        17,300       353,569
  Oglebay Norton Co....................................         4,400       191,400
  Oil-Dri Corp. of America.............................         4,000        60,000
  *Old America Stores, Inc.............................         1,800             0
  *Old Dominion Freight Lines, Inc.....................         7,200       120,150
  *Olympic Steel, Inc..................................        10,000       140,938
  *Omega Environmental, Inc............................        18,065         6,774
  Omega Financial Corp.................................         4,450       163,816
  *Omega Health System, Inc............................         1,900        12,647
  *Omni Doors, Inc.....................................           275            10
  *Omni Multimedia Group, Inc..........................         1,500           563
  *On Assignment, Inc..................................         6,000       201,000
  *On Command Corp.....................................         5,900        81,309
  *On Technology Corp..................................         1,700         6,216
  *On-Point Technology Systems, Inc....................         7,900        17,528
  *#Oncor, Inc.........................................        20,800        18,200

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Oncormed, Inc.......................................         4,700  $     13,219
  *One Price Clothing Stores, Inc......................         5,200        21,125
  One Valley Bancorp of West Virginia..................         2,835        99,225
  Oneida, Ltd..........................................        13,050       364,584
  *Oneita Industries, Inc..............................         2,700         1,755
  *Ontrack Data International, Inc.....................         7,900       107,391
  *Onyx Acceptance Corp................................           200         2,031
  *Onyx Pharmacueticals, Inc...........................         5,600        44,450
  *#Open Market, Inc...................................        12,000       194,250
  *Opinion Research Corp...............................         1,700        12,644
  *Opta Food Ingredients, Inc..........................         9,000        50,906
  *Optek Technology, Inc...............................         2,600        54,600
  *Opti, Inc...........................................         9,200        60,088
  Optical Coating Laboratory, Inc......................         6,900       116,006
  *Optical Sensors, Inc................................         5,000        23,438
  *Optika Imaging Systems, Inc.........................         5,900        17,331
  *Option Care, Inc....................................         5,300        17,722
  Orange & Rockland Utilities, Inc.....................         8,700       464,906
  *Orange Co., Inc.....................................         9,400        62,275
  *Oravax, Inc.........................................         3,600         4,444
  *Oravax, Inc. (Private Placement)....................         5,500         6,110
  *Orbit International Corp............................         2,900         9,516
  *Orcad, Inc..........................................           300         3,281
  Oregon Steel Mills, Inc..............................        18,000       435,375
  *#Organogenesis, Inc.................................        23,776       603,316
  *Oriole Homes Corp. Class A Convertible..............           800         4,125
  *Oriole Homes Corp. Class B..........................         2,000         9,813
  *Oroamerica, Inc.....................................         2,500        27,266
  *Orphan Medical, Inc.................................         4,585        49,289
  *Ortel Corp..........................................        10,100       147,081
  *Orthologic Corp.....................................        17,500        92,422
  Oshkosh B'Gosh, Inc. Class A.........................         8,100       313,622
  Oshkosh Truck Corp. Class B..........................         3,800        88,588
  *Oshman's Sporting Goods, Inc........................         2,900        17,038
  *Osmonics, Inc.......................................         8,800       130,350
  *Osteotech, Inc......................................         5,100        93,872
  *Ostex International, Inc............................        10,000        25,313
  Ottawa Financial Corp................................         2,750        79,234
  Otter Tail Power Co..................................         6,300       201,206
  *Outlook Group Corp..................................         1,800        10,800
  Overseas Shipholding Group, Inc......................        11,200       217,000
  Owens & Minor, Inc...................................        22,500       264,375
  Owosso Corp..........................................         3,600        25,425
  Oxford Industries, Inc...............................         5,300       184,838
  *#Oxigene, Inc.......................................         6,900        89,269
  *Oxis International, Inc.............................         8,400         8,531
  *P&F Industries, Inc. Class A........................         1,300        12,919
  *P-Com, Inc..........................................        25,000       375,781
  *PAM Transportation Services, Inc....................         6,600        67,856
  *PC Quote, Inc.......................................         3,600         9,000
  *PC Service Source, Inc..............................         4,900        23,888
  PCA International, Inc...............................         4,700       121,172
  *#PHP Healthcare Corp................................        11,000       100,375
  *PIA Merchandising Services, Inc.....................           500         3,344
  *PICO Holdings, Inc..................................        22,809       101,928
  *PJ America, Inc.....................................         3,500        70,438
  PLM International, Inc...............................         5,100        43,988
  *PMR Corp............................................         6,700        68,675
  *PMT Services, Inc...................................        27,600       536,475
  *PPT Vision, Inc.....................................         4,200        28,875
  *PRI Automation, Inc.................................        11,700       237,291
                                                               SHARES        VALUE+
                                                         ------------  ------------

  PS Group Holdings, Inc...............................         3,000  $     38,625
  *PSC, Inc............................................         8,900        95,675
  *PSS World Medical, Inc..............................         6,550        82,080
  *PST Vans, Inc.......................................         1,300         7,231
  *PSW Technologies, Inc...............................         8,000        50,500
  PXRE Corp............................................        12,120       381,780
  *#Pacific Aerospace and Electroncis, Inc.............         9,300        57,253
  *Pacific Crest Capital, Inc..........................         1,060        20,538
  *Pacific Pharmaceuticals, Inc........................         3,200         2,000
  *#Pacific Sunwear of California, Inc.................         9,600       429,900
  *Pagasus Systems, Inc................................         5,000       128,750
  *Pagemart Wireless, Inc. Class A.....................        27,500       250,078
  *Pages, Inc..........................................         1,700         2,152
  *#Palatin Technologies, Inc..........................            62           407
  *Palm Harbor Homes, Inc..............................         4,375       180,332
  *Palmer (Arnold) Golf Co.............................         1,600         2,550
  *Pamida Holdings Corp................................         4,000        27,000
  Pamrapo Bancorp, Inc.................................         1,300        36,888
  *Panaco, Inc.........................................         5,000        20,313
  Pancho's Mexican Buffet, Inc.........................         5,000         8,438
  *#Panda Project, Inc.................................         9,800        40,119
  *Par Technology Corp.................................         7,500        49,219
  *Paracelsus Healthcare Corp..........................        33,100       101,369
  *Paragon Health Networks, Inc........................        13,260       203,873
  *Paragon Trade Brands, Inc...........................         7,100        33,725
  *Parallel Petroleum Corp.............................        12,800        61,600
  *Parexel International Corp..........................        16,800       500,850
  *Paris Corp..........................................           200           363
  Park Electrochemical Corp............................         6,800       161,500
  Park National Corp...................................         4,300       409,575
  *Park-Ohio Industries, Inc...........................         7,934       149,754
  *Parker Drilling Co..................................        10,000        84,375
  *#Parkervision, Inc..................................         6,800       165,325
  Parkvale Financial Corp..............................         2,440        78,385
  *Parlux Fragrances, Inc..............................         8,100        16,453
  *Pathogenesis Corp...................................        10,500       375,375
  Patina Oil & Gas Corp................................         3,134        22,526
  Patrick Industries, Inc..............................         4,700        74,319
  *Patterson Energy, Inc...............................        27,280       306,048
  *Paul Harris Stores, Inc.............................         8,300       106,863
  *Paul-Son Gaming Corp................................         2,000        17,750
  *Paxar Corp..........................................        44,015       544,686
  *Paxson Communications Corp..........................        40,300       476,044
  *Payless Cashways, Inc...............................           159           514
  *Paymentech, Inc.....................................        31,200       530,400
  *Pediatric Services of America, Inc..................         4,800        87,600
  *Pediatrix Medical Group, Inc........................         9,000       325,688
  *Peerless Group, Inc.................................         1,900         9,619
  Peerless Manufacturing Co............................           200         2,475
  *Pegasus Communications Corp. Class A................         3,400        81,175
  *Penederm, Inc.......................................         6,900        86,466
  Penford Corp.........................................         4,400       137,500
  Penn Engineering & Manufacturing Corp. Class A.......           600        13,650
  Penn Engineering & Manufacturing Corp. Non-voting....         7,500       187,500
  *Penn National Gaming, Inc...........................        12,600       111,038
  *#Penn Traffic Co....................................         9,300        37,781
  *Penn Treaty American Corp...........................         3,800       115,425
  Penn Virginia Corp...................................         8,200       231,650

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Penn-America Group, Inc..............................         6,950  $    118,367
  #Penncorp Financial Group, Inc.......................         6,000       132,750
  Pennfed Financial Services, Inc......................         5,800       101,138
  Pennsylvania Enterprises, Inc........................         5,800       150,800
  *#Penske Motorsports, Inc............................         8,500       272,531
  *Pentech International, Inc..........................         7,000        12,250
  Peoples Bancorp......................................           300         6,666
  Peoples Bancshares, Inc. Massachusetts...............         2,500        65,000
  *Peoples Choice TV Corp..............................         6,350         9,922
  Peoples Heritage Financial Group, Inc................        16,240       364,893
  *Peoples Telephone Co., Inc..........................        13,950        37,491
  *Perceptron, Inc.....................................         6,550        81,466
  *Peregrine Systems, Inc..............................         3,500        71,969
  *Performance Food Group Co...........................         9,800       184,669
  *Performance Technologies, Inc.......................         5,800        80,113
  *Perfumania, Inc.....................................         3,900         9,628
  *Perini Corp.........................................         3,700        32,838
  *Periphonics Corp....................................        11,900       121,231
  *Personnel Group of America, Inc.....................        21,600       437,400
  *Personnel Management, Inc...........................           500         6,469
  *Petco Animal Supplies, Inc..........................        13,456       262,392
  *Pete's Brewing Co...................................         7,600        44,294
  *Petersen Companies, Inc. Class A....................        15,700       386,613
  *Petrocorp, Inc......................................         6,900        56,063
  *Petroleum Development Corp..........................        13,600        75,650
  Petroleum Heat & Power Co., Inc. Class A.............        13,500        24,469
  *PetSmart, Inc.......................................        12,600       124,819
  *Phar-Mor, Inc.......................................         8,900        85,106
  *Pharmaceutical Marketing Services, Inc..............        12,600       168,525
  *Pharmaceutical Products Development Service Co......        16,570       350,559
  *Pharmaceutical Resources, Inc.......................        10,800        49,275
  *Pharmacopeia, Inc...................................         9,100       156,975
  *Pharmacyclics.......................................         7,300       183,413
  *Pharmchem Laboratories, Inc.........................         4,400        11,000
  *Pharmerica, Inc.....................................        24,800       301,475
  *#Pharmos Corp.......................................         6,200        18,406
  Philadelphia Suburban Corp...........................        17,865       351,737
  *#Phildelphia Consolidated Holding Corp..............         7,000       161,875
  *Philip Services Corp................................         3,144        12,183
  *Phillips (R.H.), Inc................................         3,900        12,370
  Phillips-Van Heusen Corp.............................        21,900       284,700
  *Phoenix Gold International, Inc.....................         1,000         2,875
  *#Phoenix International, Ltd.........................         4,650        80,794
  Phoenix Investment Partners, Ltd.....................        34,100       319,688
  *Phoenix Network, Inc. Escrow........................        10,200             0
  *Phoenix Technologies, Ltd...........................        12,700       128,984
  *Phonetel Technologies, Inc..........................         2,100         3,938
  *Photo Control Corp..................................         1,000         2,250
  *Photon Dynamics, Inc................................         5,500        24,063
  *Photran Corp........................................         1,100         3,231
  *Photronics, Inc.....................................        16,900       445,209
  *Phymatrix Corp......................................        19,000       179,016
  *Physician Computer Network, Inc.....................        46,100        72,751
  *Physician Reliance Network, Inc.....................        33,000       364,031
  *Physicians Resource Group, Inc......................        20,700       106,088
  *Physio-Control International Corp...................        10,400       219,375
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Physiometrix, Inc...................................         3,300  $      5,569
  Piccadilly Cafeterias, Inc...........................         6,300        81,113
  *Picturetel Corp.....................................        26,400       249,150
  *Piercing Pagoda, Inc................................         4,200       145,950
  *Pilgrim America Capital Corp........................         3,600        93,600
  Pilgrim Pride Corp...................................        24,000       411,000
  Pillowtex Corp.......................................         7,017       328,045
  *Pinkertons, Inc.....................................         7,550       157,606
  *#Pinnacle Micro, Inc................................         3,800           760
  *Pinnacle Systems, Inc...............................         6,700       225,288
  Pioneer Group, Inc...................................        15,100       428,934
  Pioneer Standard Electronics, Inc....................        21,900       273,066
  Pitt-Des Moines, Inc.................................         3,600       191,700
  Pittston Co. Burlington Group........................        18,300       321,394
  Pittston Co. Minerals Group..........................         7,700        48,606
  *Plains Resources, Inc...............................        13,700       262,013
  *Planar Systems, Inc.................................         8,600       104,275
  *Plantronics, Inc....................................        12,400       567,300
  *Plasma-Therm, Inc...................................         9,800        81,463
  *Platinum Software Corp..............................        17,600       337,150
  *Platinum Technology, Inc............................         5,650       154,316
  *Play By Play Toys and Novelties, Inc................         3,800        63,175
  *Playboy Enterprises, Inc. Class A...................         2,800        45,675
  *Playboy Enterprises, Inc. Class B...................         9,800       175,175
  *Playcore, Inc.......................................         3,936        17,466
  *Players International, Inc..........................        27,550       148,942
  *Playtex Products, Inc...............................        41,300       593,688
  Plenum Publishing Corp...............................         1,500       102,000
  *Plexus Corp.........................................        11,300       242,597
  Poe & Brown, Inc.....................................         8,250       308,344
  *Polk Audio, Inc.....................................           500         8,875
  *Pollo Tropical, Inc.................................         6,100        60,809
  *Polycom, Inc........................................        17,400       240,338
  *Polymedica Industries, Inc..........................         7,100        61,238
  *Polymer Group, Inc..................................        27,000       322,313
  *Polyphase Corp......................................         6,600         5,363
  *Pomeroy Computer Resource, Inc......................        10,375       232,789
  *Pool Energy Services Co.............................        13,600       277,525
  Pope & Talbot, Inc...................................         7,600       103,075
  *Porta Systems Corp..................................         5,180        22,015
  Portec, Inc..........................................         7,610       121,284
  *Positive Response Television, Inc. Escrow...........         1,400             0
  *Positron Corp.......................................         1,400           723
  *#Possis Medical, Inc................................         8,600        93,525
  *Powell Industries, Inc..............................         5,300        64,263
  *Powercerv Corp......................................        10,600        52,006
  *Powerhouse Technologies, Inc........................         8,700        84,009
  *Powertel, Inc.......................................        16,500       300,094
  *Powerwave Technologies, Inc.........................        10,300       198,275
  *Praegitzer Industries, Inc..........................         9,000        76,781
  *Pre-Paid Legal Services, Inc........................        16,000       568,000
  *Precision Response, Corp............................        15,900       109,064
  *Precision Standard, Inc.............................           950         3,295
  Premier Bancshares, Inc..............................         2,100        57,225
  *#Premier Laser Systems, Inc. Class A................         9,900        41,147
  *Premiumwear, Inc....................................           800         3,900
  *President Casinos, Inc..............................         3,000         7,125
  Presidential Life Corp...............................        23,100       509,644
  *Presley Companies Class A...........................         5,600         4,200

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Presstek, Inc.......................................        19,100  $    284,113
  *Price Communications Corp...........................         8,983        97,690
  Price Enterprises, Inc...............................        14,000       249,813
  *Pricellular Corp. Class A...........................        17,500       237,344
  *Pricesmart, Inc.....................................         3,500        54,469
  *Prima Energy Corp...................................         3,500        62,563
  *Primadonna Resorts, Inc.............................        20,200       349,713
  Prime Bancorp, Inc...................................         2,365       107,608
  *Prime Medical Services, Inc.........................        14,000       145,688
  Primesource Corp.....................................         2,581        23,390
  *Primus Telecommunications Group, Inc................        13,500       248,063
  *Printrak International, Inc.........................         5,000        33,750
  *Printronix, Inc.....................................         5,425        86,800
  *Prism Solutions, Inc................................        11,800        82,600
  *#Procept, Inc.......................................           714           491
  *Procom Technology, Inc..............................         6,000        46,125
  *Procyte Corp........................................         5,200         6,256
  *Proffitts, Inc......................................        16,800       659,400
  *Profit Recovery Group International, Inc............        11,000       268,813
  *Programmers Paradise, Inc...........................         2,400        23,550
  Progress Financial Corp..............................         2,350        45,384
  *Progress Software Corp..............................        10,300       333,141
  Progressive Bank, Inc................................         1,500        62,250
  *Project Software & Development, Inc.................         8,800       198,550
  *Protein Design Labs, Inc............................        10,900       274,884
  *Proteon, Inc........................................         7,700         9,625
  *Protocol Systems, Inc...............................         8,500        81,813
  Providence & Worcester Railroad Co...................           800        11,500
  Providence Energy Corp...............................         5,300       108,650
  *Provident American Corp.............................         8,500        53,922
  Provident Bankshares Corp............................        15,218       477,465
  *Provident Financial Holdings, Inc...................         1,700        39,313
  *Proxim, Inc.........................................         7,000        92,313
  *#Proxymed, Inc......................................         9,900       121,894
  *Psinet, Inc.........................................        30,600       329,906
  Psychemedics Corp....................................        12,800        72,000
  Public Service Co. of North Carolina.................        11,900       252,875
  Pulaski Furniture Corp...............................         1,300        33,475
  *Pulsepoint Communications Corp......................         1,975        11,356
  *Puma Technology, Inc................................         7,300        43,572
  *Pure World, Inc.....................................         4,600        66,700
  *Pyramid Breweries, Inc..............................         4,300        13,169
  *Q Logic Corp........................................         5,200       211,900
  *QC Optics, Inc......................................         1,900         5,938
  *QEP Co., Inc........................................         1,300        12,838
  *QMS, Inc............................................         7,500        33,281
  *Quad Systems Corp...................................         3,600        13,838
  Quaker Chemical Corp.................................         4,300        89,494
  *Quaker City Bancorp, Inc............................         1,750        39,703
  *Quaker Fabric Corp..................................         4,900       131,075
  Quaker State Corp....................................        26,600       450,538
  *Quality Dining, Inc.................................        14,000        57,094
  *Quality Semiconductor, Inc..........................         5,200        16,331
  *Quality Systems, Inc................................         2,700        23,288
  Quanex Corp..........................................         8,000       248,500
  *Quarterdeck Office Systems, Inc.....................        32,300        44,917
  Queens County Bancorp................................         9,900       440,550
  *Quest Medical, Inc..................................         6,700        59,881
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Quickresponse Services, Inc.........................         5,200  $    185,575
  *Quickturn Design Systems, Inc.......................        11,700        89,395
  *Quidel Corp.........................................        20,800        72,475
  *Quiksilver, Inc.....................................         9,600       184,500
  *Quintel Entertainment, Inc..........................        14,900        81,019
  *Quipp, Inc..........................................         1,400        22,138
  Quixote Corp.........................................         5,900        76,331
  *R & B, Inc..........................................         5,700        74,100
  *RCM Technologies, Inc...............................         6,000       124,875
  *RDM Sports Group, Inc...............................        16,900           423
  *RDO Equipment Co. Class A...........................         5,000        86,250
  *RF Monolithics, Inc.................................         3,400        39,950
  RLI Corp.............................................         5,300       276,263
  *RMH Teleservices, Inc...............................         4,400        16,431
  *#RMI Titanium Co....................................        17,100       366,581
  RPC, Inc.............................................        45,400       598,713
  *RTW, Inc............................................         7,100        56,356
  *Racotek, Inc........................................        15,800        49,375
  *Rag Shops, Inc......................................         2,300         8,338
  *Ragan (Brad), Inc...................................         3,800       146,775
  *Railamerica, Inc....................................         6,800        43,775
  *Railtex, Inc........................................         6,600       102,094
  *Rainbow Technologies, Inc...........................         3,700        89,263
  *Rainforest Cafe, Inc................................        18,300       254,484
  *Ralcorp Holdings, Inc...............................        22,000       468,875
  *#Rally's Hamburgers, Inc............................        18,300        39,173
  Ramapo Financial Corp................................         6,500        48,750
  *Ramsay Health Care, Inc.............................         8,700        16,856
  *Ramtron International Corp..........................        28,800       117,000
  *Rare Hospitality International, Inc.................         8,381       104,501
  Raritan Bancorp, Inc. DE.............................           300         8,400
  *Raster Graphics, Inc................................         3,500         3,719
  Raven Industries, Inc................................         2,600        52,325
  *Rawlings Sporting Goods, Inc........................         4,900        75,950
  *#Raytech Corp. DE...................................         1,300         6,825
  *Read-Rite Corp......................................        32,000       281,000
  *Reading Entertainment, Inc..........................         2,000        26,875
  *Recoton Corp........................................         8,966       290,554
  *Recovery Engineering, Inc...........................         2,700        70,791
  *Recycling Industries, Inc...........................        11,600        69,963
  *#Red Brick Systems, Inc.............................         1,600         9,050
  *#Redhook Ale Brewery, Inc...........................         2,000        12,875
  *Redwood Empire Bancorp..............................           900        18,338
  *Reeds Jewelers, Inc.................................           440         1,719
  *Refac Technology Development Corp...................         7,000        74,375
  Regal Beloit Corp....................................        14,600       476,325
  *Regeneron Pharmaceuticals, Inc......................        23,300       218,438
  Regis Corp...........................................        14,250       397,219
  *Rehabcare Group, Inc................................         3,450        89,377
  *Rehabilicare, Inc...................................         2,900         8,428
  *Reliability, Inc....................................         4,800        51,000
  Reliance Bancorp, Inc................................         5,800       221,306
  Reliance Steel and Aluminum Co.......................        10,600       404,788
  Reliv International, Inc.............................         7,750        29,789
  *Relm Wireless Corp..................................         4,100        16,016
  *Remec, Inc..........................................        14,800       212,288
  *Remedy Corp.........................................        16,900       273,041
  *Remington Oil & Gas Corp. Class A...................           400         2,388
  *Remington Oil and Gas Corp. Class B.................        14,000        86,625
  *#Reno Air, Inc......................................        10,400        81,738

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Rent-Way, Inc.......................................         5,000  $    147,969
  *Rental Service Corp.................................        11,900       308,656
  *Renters Choice, Inc.................................        15,200       407,075
  *Rentrak Corp........................................         9,300        54,783
  *Repligen Corp.......................................         6,100        12,009
  *#Reptron Electronics, Inc...........................         4,600        56,063
  *Republic Automotive Parts, Inc......................         1,300        26,528
  Republic Bancorp, Inc................................        15,313       290,468
  *Republic Engineered Steels, Inc.....................         7,900        26,416
  *Republic First Bancorp, Inc.........................         2,440        27,603
  Republic Group, Inc..................................         7,370       140,491
  #Republic Security Financial Corp....................        13,700       161,403
  *#Res-Care, Inc......................................         9,700       305,853
  *Resound Corp........................................        12,600        80,719
  Resource America, Inc................................         3,000       199,875
  Resource Bancshares Mortgage Group, Inc..............        15,808       276,146
  *Respironics, Inc....................................        26,148       427,356
  *Response Oncology, Inc..............................        10,456        66,330
  *Restrac, Inc........................................         5,100        25,181
  *Retirement Care Association, Inc....................         6,700        52,763
  *Rex Stores Corp.....................................         6,600        88,688
  *Rexhall Industries, Inc.............................         1,102         8,782
  *Rexx Environmental Corp.............................           800         3,100
  *Ribi Immunochem Research, Inc.......................        16,400        85,588
  *Ribozyme Pharmaceuticals............................         6,700        35,384
  *Richey Electronics, Inc.............................         7,800        75,075
  *Riddell Sports, Inc.................................         7,255        37,635
  *Ride, Inc...........................................         5,400         9,788
  Riggs National Corp..................................        17,900       491,131
  *Right Management Consultants, Inc...................         5,300        72,544
  *Right Start, Inc....................................         5,200         7,475
  *Rightchoice Managed Care, Inc. Class A..............         2,400        27,750
  *Rimage Corp.........................................         2,000        23,250
  *Ringer Corp.........................................         6,500        14,219
  *Rio Hotel & Casino, Inc.............................        14,100       306,675
  Rival Co.............................................         4,900        71,509
  *River Oaks Furniture, Inc...........................         2,400           300
  *Riverside Group, Inc................................         1,000         3,531
  Riverview Bancorp, Inc...............................         4,900        82,688
  Rivianna Foods, Inc..................................         9,400       207,681
  *Riviera Holdings Corporation........................         2,500        19,375
  *Roadhouse Grill, Inc................................         5,600        29,750
  *Roadway Express, Inc................................        11,400       213,750
  Roanoke Electric Steel Corp..........................         6,900       140,588
  Robbins & Myers, Inc.................................         6,800       201,875
  *Roberds, Inc........................................         3,500         9,844
  *Roberts Pharmaceutical Corp.........................        17,600       290,400
  *Robertson-Ceco Corp.................................         9,618        92,573
  Robinson Nugent, Inc.................................         2,400        12,600
  *Robotic Vision Systems, Inc.........................        14,700        93,253
  *Rochester Medical Corp..............................         4,600        68,138
  *Rock Bottom Restaurants, Inc........................         6,500        41,031
  Rock-Tenn Co. Class A................................        20,100       295,219
  *Rockford Industries, Inc............................         3,500        35,219
  *Rockshox, Inc.......................................         6,400        31,400
  *Rocky Mountain Chocolate Factory....................         1,900        13,300
  *Rocky Shoes & Boots, Inc............................         3,500        54,797
  *Rodman & Renshaw Capital Group, Inc.................         1,300             0
  *Rofin-Sinar Technologies, Inc.......................         6,900       129,159
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Rogers Corp.........................................        10,000  $    386,250
  *Rogue Wave Software, Inc............................         4,200        33,731
  Rohn Industries, Inc.................................        44,400       196,331
  Rollins Truck Leasing Corp...........................        48,300       579,600
  Rollins, Inc.........................................        20,200       416,625
  *Romac International, Inc............................        17,300       486,022
  *Ross Systems, Inc...................................        14,600        68,894
  Rotonics Manufacturing, Inc..........................         2,500         2,969
  *Rottlund, Inc.......................................         2,300         9,200
  Rouge Industries, Inc. Class A.......................        12,100       152,763
  Rowe Furniture Corp..................................        12,200       111,325
  *Royal Appliance Manufacturing Co....................        19,500       101,156
  Royal Bancshares of Pennsylvania Class A.............         2,649        53,146
  *Royal Energy, Inc...................................         2,300        10,063
  *Royal Precision, Inc................................           550         2,802
  Ruby Tuesday, Inc....................................        24,000       385,500
  Ruddick Corp.........................................        23,300       416,488
  *Rural Cellular Corp. Class A........................         5,100        87,656
  *Rural/Metro Corp....................................         9,800       232,444
  *Rush Enterprises, Inc...............................         1,400        19,338
  Russ Berrie & Co., Inc...............................        15,500       391,375
  Ryan Beck & Co.......................................           210         2,048
  *Ryans Family Steak Houses, Inc......................        33,100       338,241
  *#Ryerson Tull, Inc. Class A.........................         1,600        33,600
  Ryland Group, Inc....................................        11,600       232,725
  *S&K Famous Brands, Inc..............................         2,500        45,313
  S&T Bancorp, Inc.....................................         8,100       438,413
  *S3, Inc.............................................        42,500       277,578
  *#SABA Petroleum Co..................................         9,100        15,925
  *SBE, Inc............................................           900         3,769
  *SBS Technologies, Inc...............................         3,500        97,781
  *SDL, Inc............................................         8,100       180,225
  *SED International Holdings, Inc.....................         6,150        54,005
  SEI Investments Co...................................        10,100       672,597
  SEMCO Energy, Inc....................................        10,102       172,997
  *SEMX Corp...........................................         5,200        29,494
  *SFX Broadcasting, Inc. Class A......................         5,200       390,975
  *SFX Entertainment, Inc. Class A.....................         5,200       229,775
  *SGV Bancorp, Inc....................................         1,400        25,025
  *SI Handling, Inc....................................         2,025        27,338
  SIS Bancorp, Inc.....................................         2,800       116,900
  SJNB Financial Corp..................................         1,300        52,975
  SJW Corp.............................................         1,600       103,600
  SL Industries, Inc...................................         9,200       118,450
  *#SLH Corp...........................................         5,250       122,555
  *SMC Corp............................................         5,600        41,650
  *SOS Staffing Services, Inc..........................         8,900       173,550
  *SPS Technologies, Inc...............................         7,200       422,100
  *SPS Transaction Service, Inc........................        17,500       542,500
  *SPSS, Inc...........................................         5,200       117,813
  *SRS Labs, Inc.......................................         4,800        32,700
  *SSE Telecom, Inc....................................         3,500        14,547
  *#STB Systems, Inc...................................         7,975        81,993
  *STM Wireless, Inc. Class A..........................         2,900        30,994
  *SYNC Research, Inc..................................        15,400        57,269
  *Safeguard Health Enterprises, Inc...................         4,400        33,413
  *Safety 1st, Inc.....................................         5,900        44,250
  *Safety Components International, Inc................         3,100        51,538
  *Saga Communications, Inc. Class A...................         5,608       116,366
  *Salant Corp. DE.....................................        11,000         6,875

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Salient 3 Communications, Inc. Class A...............         2,400  $     23,925
  *Salton/Maxim Housewares, Inc........................         9,600       115,800
  *#Samsonite Corp.....................................        12,200       350,369
  *San Filippo (John B.) & Son, Inc....................         5,000        32,500
  Sanderson Farms, Inc.................................         9,200       108,675
  *Sandisk Corp........................................        22,900       373,556
  *Sands Regent Casino Hotel...........................         2,000         4,375
  Sandwich Bancorp, Inc................................           900        57,234
  *Sangstat Medical Corp...............................         9,000       235,688
  *Santa Cruz Operation, Inc...........................        25,600       128,800
  *Santa Fe Gaming Corp................................         3,700         4,163
  *Satcon Technology Corp..............................         8,100        75,431
  *Saucony, Inc. Class A...............................         1,000         5,688
  *Saucony, Inc. Class B...............................         1,500         8,063
  *#Savoir Technology Group, Inc.......................         5,400        54,338
  *Sawtek, Inc.........................................        12,500       320,703
  Sbarro, Inc..........................................        18,700       546,975
  *Scan-Optics, Inc....................................        14,900        81,484
  *ScanSource, Inc.....................................         2,900        56,550
  Schawk, Inc. Class A.................................         6,200        93,000
  *Schieb (Earl), Inc..................................         2,200        16,775
  *Schlotzskys, Inc....................................         3,500        56,219
  *Schmitt Industries, Inc.............................         5,700        35,269
  Schnitzer Steel Industries, Inc. Class A.............         3,400        88,188
  *Scholastic Corp.....................................         9,200       364,838
  *Schuler Homes, Inc..................................        16,100       133,831
  *Schulman (A.), Inc..................................        12,000       240,000
  Schultz Sav-O Stores, Inc............................         2,550        40,163
  *Sciclone Pharmaceuticals, Inc.......................        13,700        55,228
  *#Scientific Games Holdings Corp.....................         8,600       181,675
  Scientific Technologies, Inc.........................         6,700        78,725
  *Scios-Nova, Inc.....................................        27,287       257,521
  Scope Industries, Inc................................         3,500       241,500
  Scotsman Industries, Inc.............................         8,900       254,206
  *Scott Technologies, Inc. Class A....................         9,100       134,509
  *Scott Technologies, Inc. Class B....................         2,500        35,547
  Scott's Liquid Gold, Inc.............................         7,100        19,303
  *Scotts Co. Class A..................................        11,200       390,600
  *Seachange International, Inc........................        11,000       103,125
  Seacoast Banking Corp. Class A.......................         1,500        57,281
  *Sealright Co., Inc..................................         6,600        89,100
  *Seattle Filmworks, Inc..............................        14,300       121,997
  Seaway Food Town, Inc................................           600         8,888
  *Secom General Corp..................................           700         1,181
  Second Bancorp, Inc..................................           600        18,019
  *Secure Computing Corp...............................        11,000       111,719
  Security First Corp..................................         3,600        87,975
  *Seeq Technology, Inc. DE............................        24,400        51,088
  *Segue Software, Inc.................................         3,500        45,391
  *Seibels Bruce Group, Inc............................         4,200        30,975
  *Seitel, Inc.........................................        15,500       263,500
  Selas Corp. of America...............................         5,500        51,906
  Selective Insurance Group, Inc.......................        14,600       382,338
  *#Selfcare, Inc......................................         6,800        67,150
  *Semitool, Inc.......................................        11,600       125,425
  *Semtech Corp........................................         8,500       178,766
  *Seneca Foods Corp. Class A..........................           200         3,150
  *Seneca Foods Corp. Class B..........................         1,100        17,944
  *#Sentry Technology Corp.............................         1,829         2,172
  *Sepracor, Inc.......................................         4,000       172,125
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Sequa Corp. Class A.................................         2,600  $    179,725
  *Sequa Corp. Class B.................................         1,700       143,916
  *Sequent Computer Systems, Inc.......................        26,100       434,728
  *Sequus Pharmaceuticals, Inc.........................        25,600       289,600
  *Seragen, Inc........................................         8,300         5,748
  *Serologicals Corp...................................         7,300       215,350
  *Service Experts, Inc................................         9,500       298,063
  *Service Merchandise Co., Inc........................        67,800       144,075
  *Servico, Inc........................................        15,900       270,300
  *Servotronics, Inc...................................           900        10,519
  Sevenson Environmental Services, Inc.................         2,080        18,525
  *#Shaman Pharmaceuticals.............................        14,000        68,031
  *Sharper Image Corp..................................         7,600        47,025
  *Shaw Group, Inc.....................................        13,700       335,650
  *Sheffield Medical Technologies, Inc.................         7,000         8,750
  Shelby Williams Industries, Inc......................         5,400        82,350
  *Sheldahl, Inc.......................................         6,900        65,981
  *Sheridan Healthcare, Inc............................         4,000        51,500
  *Shiloh Industries, Inc..............................         6,500       139,141
  *Shiva Corp..........................................        19,300       181,541
  *Shoe Carnival, Inc..................................         7,800       108,713
  *Sholodge, Inc.......................................         3,600        33,525
  *Shoney's, Inc.......................................        45,000       199,688
  *Shopko Stores, Inc..................................        19,400       676,575
  Shoreline Financial Corp.............................         2,646        81,365
  *Shorewood Packaging Corp............................        19,050       263,128
  *Show Biz Pizza Time, Inc............................         7,200       256,275
  Showboat, Inc........................................        14,300       437,938
  *Showscan Entertainment, Inc.........................         2,800         1,619
  *Shuffle Master, Inc.................................         6,300        58,275
  *Siebel Systems, Inc.................................         9,829       224,531
  *Sierra Health Services, Inc.........................        10,818       401,618
  Sierrawest Bancorp...................................         2,270        81,933
  Sifco Industries, Inc................................         7,000       170,625
  Sigcorp, Inc.........................................        12,250       382,047
  *Sight Resource Corp.................................         5,000        20,156
  *Sigma Circuits, Inc.................................         2,500        21,953
  *Sigma Designs, Inc..................................         7,900        32,588
  *Sigmatron International, Inc........................         1,400        10,106
  *Signal Apparel Co., Inc. Class A....................         6,200        13,175
  *Signal Technology Corp..............................         4,100        23,063
  *#Silicon Gaming, Inc................................         7,300        69,236
  *Silicon Storage Technology, Inc.....................         3,500        10,008
  *Silicon Valley Bancshares...........................        11,400       377,625
  *Silicon Valley Group, Inc...........................        19,400       353,444
  *Siliconix, Inc......................................         4,000       108,250
  *#Silverado Foods, Inc...............................         2,400           900
  Simmons First National Corp. Class A.................         3,450       154,172
  Simpson Industries, Inc..............................        10,950       152,958
  *#Simula, Inc........................................         6,100        86,163
  *Sipex Corp..........................................        10,700       232,056
  *Sirena Apparel Group, Inc...........................         2,100        14,569
  *Sitel Corp..........................................        54,800       342,500
  *Sizzler International, Inc..........................        11,500        31,625
  Skaneateles Bancorp, Inc.............................           900        15,750
  Skyline Corp.........................................         5,100       148,538
  *Skytel Communications, Inc..........................         9,000       204,188
  Skywest, Inc.........................................         6,200       269,313
  Smart & Final Food, Inc..............................        13,400       251,250
  *#Smartalk Teleservices, Inc.........................         9,900       181,603

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Smartflex Systems, Inc..............................         3,800  $     33,250
  Smith (A.O.) Corp....................................         8,500       429,250
  Smith (A.O.) Corp. Convertible Class A...............         2,500       126,250
  *Smithway Motor Express Corp. Class A................           500         7,375
  Smucker (J.M.) Co. Class A...........................         7,800       185,738
  Smucker (J.M.) Co. Class B...........................        13,000       312,000
  Snyder Oil Corp......................................        37,600       728,500
  *Sodak Gaming, Inc...................................        17,400       110,381
  *Softech, Inc........................................         3,500        21,438
  *Softnet Systems, Inc................................         3,236        49,754
  *#Software Spectrum, Inc.............................         2,400        43,350
  Somerset Group, Inc..................................           312         6,747
  *Sonic Corp..........................................        14,850       303,961
  *Sonic Solutions.....................................         6,100        21,541
  *Sonics & Materials, Inc.............................           300           450
  *Sonosight, Inc......................................         3,633        24,069
  *#Sonus Pharmaceuticals, Inc.........................         7,800       108,956
  *Sound Advice, Inc...................................         1,422         4,622
  South Jersey Industries, Inc.........................         6,448       176,111
  Southern California Water Co.........................         4,500        98,156
  *Southern Energy Homes, Inc..........................        10,625       105,586
  *Southern Mineral Corp...............................         7,300        26,006
  *#Southern Pacific Funding Corp......................        18,500       284,438
  *Southern Union Co...................................        10,866       290,666
  *Southwall Technologies, Inc.........................         5,400        30,375
  Southwest Bancorp, Inc...............................         1,500        47,250
  Southwest Bancshares, Inc. DE........................         1,350        43,031
  Southwest Gas Corp...................................        16,200       354,375
  Southwest National Corp..............................           200        10,100
  Southwest Securities Group, Inc......................         8,340       210,585
  Southwest Water Co...................................         2,184        36,446
  Southwestern Energy Co...............................        17,300       182,731
  *Spacehab, Inc.......................................         1,000        11,625
  *Spacelabs Medical, Inc..............................         8,500       139,984
  *Spacetec IMC Corp...................................         5,700        17,100
  *Spaghetti Warehouse, Inc............................         5,000        34,375
  Span-American Medical System, Inc....................         2,400        19,800
  *Spartan Motors, Inc.................................        11,500        85,172
  Spartech Corp........................................        23,200       519,100
  *Sparton Corp........................................         7,200        61,200
  *Special Devices, Inc................................         3,800       142,975
  *Specialty Chemical Resources, Inc...................         1,500         1,313
  *Specialty Equipment Co., Inc........................        11,700       258,863
  *#Specialty Teleconstructors, Inc....................         4,700       224,425
  *Spectran Corp.......................................         3,300        26,813
  *Spectranetics Corp..................................        14,602        44,719
  *Spectrian Corp......................................         6,400       105,600
  *Spectrum Control, Inc...............................         8,600        52,406
  *Speedfam International, Inc.........................        15,300       299,784
  *Speizman Industries, Inc............................         1,200         6,750
  *Spelling Entertainment Group, Inc...................        12,500       117,188
  *Spice Entertainment Companies, Inc..................         6,500        40,219
  *Spiegel, Inc. Class A Non-Voting....................        12,500        66,797
  *Spire Corp..........................................         3,200        20,800
  *Sport Chalet, Inc...................................         2,700        14,597
  *Sport Supply Group, Inc.............................         5,800        54,738
  *Sport-Haley, Inc....................................         2,200        27,569
  *Sports Authority, Inc...............................        18,600       280,163
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Sports Club Co., Inc................................         6,700  $     47,738
  Springs Industries, Inc. Class A.....................         3,600       202,050
  *Spyglass, Inc.......................................         2,000        19,375
  St. Francis Capital Corp.............................         2,900       119,988
  #St. John Knits, Inc.................................        10,000       384,375
  St. Joseph Light & Power Co..........................        54,400     1,023,400
  St. Mary Land & Exploration Co.......................         7,600       207,100
  St. Paul Bancorp, Inc................................         8,637       217,544
  *Staar Surgical Co...................................         9,200       113,563
  *#Stac, Inc..........................................        21,500       114,219
  *Staff Builders, Inc. Class A........................        15,300        23,667
  *Staffmark, Inc......................................        10,100       370,544
  *Stage II Apparel Corp...............................         1,700         1,275
  *Standard Commercial Corp............................        10,329       114,910
  *Standard Management Corp............................         3,000        22,313
  *Standard Microsystems Corp..........................        11,100       123,141
  Standard Motor Products, Inc. Class A................         9,200       202,400
  Standard Pacific Corp. DE............................        25,500       441,469
  Standard Products Co.................................        11,800       346,625
  Standex International Corp...........................         7,900       237,988
  *Stanford Telecommunications, Inc....................        13,800       196,650
  *Stanley Furniture, Inc..............................         6,600       134,063
  *Star Multi Care Services, Inc.......................         4,085        10,213
  *Starcraft Corp......................................         2,500         5,625
  *Starmet Corp........................................        13,000       380,250
  Starrett (L.S.) Co. Class A..........................         3,500       135,406
  *Starter Corp........................................        19,300        65,138
  State Auto Financial Corp............................        12,800       408,000
  State Financial Services Corp. Class A...............         1,872        47,034
  *Station Casinos, Inc................................        27,100       403,113
  *Steel of West Virginia, Inc.........................         5,800        63,075
  Steel Technologies, Inc..............................         7,200        81,000
  *Stein Mart, Inc.....................................        37,000       585,063
  *Steinway Musical Instruments, Inc...................         5,400       161,663
  Stepan Co............................................         5,100       161,288
  Stephan Co...........................................         2,700        34,425
  *Stericycle, Inc.....................................         6,200        70,138
  *Sterigenics Intl, Inc...............................           800        16,350
  Sterling Bancorp.....................................         4,600       125,925
  Sterling Bancshares..................................        12,437       211,818
  *Sterling Financial Corp. WA.........................         4,520       118,650
  *#Sterling Vision, Inc...............................         9,300        49,116
  *Stevens International, Inc. Class A.................         4,000        11,500
  Stewart & Stevenson Services, Inc....................        19,900       412,303
  Stewart Information Services Corp....................         3,800       145,825
  Stifel Financial Corp................................         2,482        38,781
  *Stillwater Mining Co................................        14,300       346,775
  *Stimsonite Corp.....................................         6,400        49,000
  Stone & Webster, Inc.................................         7,600       307,800
  *Stone Energy Corp...................................        10,500       372,094
  *Storage Computer Corp...............................         8,400        39,900
  *#Storm Technology, Inc..............................         6,300        11,025
  *Stormedia, Inc. Class A.............................         8,200        26,906
  *#Stratasys, Inc.....................................         3,400        33,575
  *Strategic Diagnostics, Inc..........................         1,000         3,703
  *Strategic Distribution, Inc.........................        26,792       144,844
  *Strattec Security Corp..............................         2,800        89,250
  *Stratus Properties, Inc.............................        10,300        59,225
  Strawbridge and Clothier Liquidating Trust...........         4,200         2,735

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Stride Rite Corp.....................................        27,600  $    367,425
  *Strouds, Inc........................................         7,200        23,850
  *#Structural Dynamics Research Corp..................        23,600       597,375
  *Stuart Entertainment, Inc...........................         2,700         4,556
  Sturm Ruger & Co., Inc...............................        17,500       325,938
  *#Submicron Systems Corp.............................         8,400        11,550
  *Substance Abuse Technologies, Inc...................        17,700           124
  *Suburban Lodges of America, Inc.....................        10,300       165,444
  *Successories, Inc...................................         5,400        28,013
  Suffolk Bancorp......................................         3,000        95,063
  *Sugen, Inc..........................................         8,500       128,031
  *Sulcus Computer Corp................................        10,085        26,473
  Sumitomo Bank of California..........................        10,300       386,894
  *Summa Four, Inc.....................................         4,300        51,331
  Summit Bancshares, Inc...............................         2,000        44,000
  *Summit Design, Inc..................................         9,400       141,000
  *Summit Technology, Inc..............................        12,300        66,305
  *Summitt Medical Systems, Inc........................         9,400        33,488
  Sun Hydraulics, Inc..................................           400         6,625
  *Sun Television and Appliances, Inc..................        15,300        31,078
  *Sunair Electronics, Inc.............................         3,000         8,813
  *Sunbelt Nursery Group, Inc..........................         2,600             0
  *Sundance Homes, Inc.................................         3,000         6,844
  *Sunglass Hut International, Inc.....................        38,800       474,088
  *Sunquest Information Systems, Inc...................         6,800        60,350
  *Sunrise Medical, Inc................................        16,000       248,000
  *Sunrise Resources, Inc..............................         3,900        12,919
  *Superconductor Technologies, Inc....................         5,400        27,000
  *Supergen, Inc.......................................        12,200       160,125
  *Superior Consultant Holdings Corp...................         5,200       221,000
  *Superior Energy Services, Inc.......................        24,000       234,000
  Superior Industries International, Inc...............        16,700       486,388
  *Superior National Insurance Group, Inc..............         3,500        80,500
  Superior Surgical Manufacturing Co., Inc.............         9,900       155,925
  Superior Telecom, Inc................................         9,700       384,363
  *Supertex, Inc.......................................        26,500       286,531
  *Suprema Specialties, Inc............................         4,600        19,119
  *Supreme Industries, Inc.............................         5,578        78,101
  *Supreme International Corp..........................         3,300        55,688
  *Surety Capital Corp.................................         2,900        13,775
  *Surgical Laser Technologies, Inc....................         3,800         3,681
  Susquehanna Bancshares, Inc..........................        19,662       733,638
  *#Swift Energy Corp..................................        12,980       234,451
  *Swisher International, Inc..........................           700         2,100
  *Swiss Army Brands, Inc..............................         5,300        60,453
  *Sybase, Inc.........................................        20,900       166,547
  *Sybron Chemicals, Inc...............................         1,100        36,231
  *Sykes Enterprises, Inc..............................        31,000       649,063
  *Sylvan, Inc.........................................         5,700        84,788
  *Symix Systems, Inc..................................         4,800        94,200
  *Symmetricom, Inc....................................        14,300        90,716
  *Symons International Group, Inc.....................         6,300       114,188
  *Syms Corp...........................................         9,900       147,263
  Synalloy Corp. DE....................................        11,500       156,688
  *Synaptic Pharmaceutical Corp........................         6,600        99,413
  *Synbiotics Corp.....................................         5,200        16,413
  *Syncor International Corp. DE.......................         5,500        96,250
  *#Synetic, Inc.......................................        10,500       622,781
  *Syntellect, Inc.....................................        12,000        31,125
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Synthetech, Inc.....................................        11,100  $     73,884
  *Synthetic Industries, Inc...........................         5,000       102,031
  *Sypris Solutions, Inc...............................         2,250        22,922
  *#Syquest Technology, Inc............................        60,000       107,813
  *System Software Associates, Inc.....................        32,700       242,184
  *Systems & Computer Technology Corp..................        27,800       709,769
  *Systemsoft Corp.....................................        21,800        41,216
  *#T Cell Sciences, Inc...............................        15,000        46,172
  *T-HQ, Inc...........................................           200         4,763
  *T-Netix, Inc........................................         7,200        67,950
  *TBC Corp............................................        21,250       174,648
  TCBY Enterprises, Inc................................        16,700       161,781
  *TCC Industries, Inc.................................         1,100         5,294
  *TCI International, Inc..............................         1,200         5,925
  *TCI Music, Inc. Class A.............................         3,250        25,441
  *TCSI Corp...........................................        19,500       101,156
  *TESSCO Technologies, Inc............................         3,700        75,619
  TF Financial Corp....................................         2,600        69,225
  *TFC Enterprises, Inc................................         4,500        13,078
  *TII Industries, Inc.................................         4,060        17,509
  TJ International, Inc................................        10,200       295,481
  *TMBR/Sharp Drilling, Inc............................         4,300        44,881
  *TMP Worldwide, Inc..................................         7,500       196,406
  TNP Enterprises, Inc.................................        10,900       354,931
  TR Financial Corp....................................        10,500       469,547
  *TRC Companies, Inc..................................         5,600        28,000
  *TRM Copy Centers Corp...............................         4,800        62,100
  *TRO Learning, Inc...................................         3,800        38,475
  TSI, Inc. MN.........................................         8,600        70,413
  *TSR, Inc............................................         4,800        55,800
  *TST/Impreso, Inc....................................         3,200        14,600
  Tab Products Co. DE..................................         3,100        45,338
  *Taco Cabana, Inc....................................        13,800        87,544
  Talbots, Inc.........................................        21,300       608,381
  *Tandy Brand Accessories, Inc........................         3,700        65,213
  *Tandy Crafts, Inc...................................        11,500        54,625
  *#Targeted Genetics Corp.............................        16,200        47,081
  Tasty Baking Co......................................         5,375       100,781
  *#Tatham Off-Shore, Inc..............................         8,300        28,013
  *Team, Inc...........................................         2,800        13,825
  *Tech-Sym Corp.......................................         3,200        92,600
  Tech/Ops Sevcon, Inc.................................         1,700        28,900
  *Techdyne, Inc.......................................         2,800        13,825
  *Techforce Corp......................................         4,900        38,281
  *Techne Corp.........................................        16,600       287,388
  *#Technical Chemicals & Products, Inc................         6,000        58,875
  *Technical Communications Corp.......................           400         2,475
  Technitrol, Inc......................................         9,700       391,638
  Technology Research Corp.............................         4,100         8,648
  *Technology Solutions Corp...........................        15,700       479,341
  *Tegal Corp..........................................         8,300        34,367
  *Tei, Inc............................................         5,600        12,075
  Tejon Ranch Co.......................................        10,700       285,556
  *Telco Systems, Inc..................................        10,700       105,663
  *Telcom Semiconductor, Inc...........................        13,200        98,175
  *Telemundo Group, Inc. Class A.......................         3,200       135,000
  *#Teleport Communications Group, Inc. Class A........         2,771       155,058
  *#Teletech Holdings, Inc.............................        33,800       458,413
  *Teltrend, Inc.......................................         3,200        57,200

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Telular Corp.......................................        22,800  $     48,806
  Telxon Corp..........................................        10,800       358,425
  *Temtex Industries, Inc..............................         2,000         8,375
  Tennant Co...........................................         4,000       173,500
  *#Tera Computer Co...................................         4,800        54,750
  *Terex Corp..........................................        16,000       493,000
  Terra Industries, Inc................................        12,000       121,500
  *Tesoro Petroleum Corp...............................        16,100       310,931
  *Tesseract Group, Inc................................         5,000        26,250
  *Tetra Tech, Inc.....................................        13,396       293,038
  *Tetra Technologies, Inc.............................        11,700       255,206
  *Texas Biotechnology Corp............................        22,600       113,000
  *Texas Micro, Inc....................................        10,800        42,525
  Texas Regional Banchshares, Inc. Class A.............         7,900       247,863
  *Texfi Industries, Inc...............................         7,900        16,788
  *Thackeray Corp......................................         3,600        13,500
  *Theragenics Corp....................................         8,700       241,153
  *Theratech, Inc. UT..................................        18,650       177,758
  *Thermatrix, Inc.....................................         4,600        25,947
  *Thermedics, Inc.....................................        29,000       413,250
  *Thermo Bioanalysis Corp.............................         2,600        54,275
  *#Thermo Ecotek Corp.................................        17,200       273,050
  *Thermo Fibergen, Inc................................         1,500        14,625
  *#Thermo Fibertek, Inc...............................        36,900       424,350
  *Thermo Power Corp...................................         9,000       102,375
  Thermo Remediation, Inc..............................         8,100        44,550
  *Thermo Sentron, Inc.................................         7,900        99,244
  *Thermo Terratech, Inc...............................        12,000        57,000
  *Thermo Voltek Corp..................................         5,850        40,950
  *#Thermolase Corp....................................        32,700       202,331
  *Thermospectra Corp..................................         2,200        24,338
  *Thermotrex Corp.....................................        11,200       222,600
  *Thermwood Corp......................................           200         1,550
  *Thomas Group, Inc...................................         5,300        53,994
  Thomas Industries, Inc...............................        12,850       329,281
  Thomaston Mills, Inc.................................         1,900        14,725
  Thor Industries, Inc.................................         6,450       178,584
  *Thoratec Laboratories Corp..........................        12,100       112,681
  *Thorn Apple Valley, Inc.............................         4,600        72,450
  *Three-Five Systems, Inc.............................         4,100        68,931
  *Thrustmaster, Inc...................................         2,600        28,438
  Timberline Software Corp.............................         5,550       110,480
  *Tipperary Corp......................................        10,500        38,063
  *Titan Corp..........................................        16,790       107,036
  Titan International, Inc.............................         8,800       171,050
  Toastmaster, Inc.....................................         4,500        27,563
  *Today's Man, Inc....................................         4,300        11,288
  *Todd Shipyards Corp.................................         7,900        50,856
  Todd-AO Corp. Class A................................           220         2,764
  *Toddhunter International, Inc.......................         3,900        33,881
  *Tokheim Corp........................................         7,200       114,750
  *Tollgrade Communications, Inc.......................         1,500        38,250
  Tompkins County Trustco, Inc.........................           330        12,004
  *#Top Source Technologies, Inc.......................        14,200        14,200
  *Topps, Inc..........................................        36,300       124,214
  *#Tops Appliance City, Inc...........................         4,400        20,625
  *Toreador Royalty Corp...............................         2,500         9,844
  Toro Co..............................................         7,700       269,019
  *Total-Telephone USA Communications, Inc.............         1,500        61,313
  *Touchstone Software Corp............................         4,700        12,191
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Tower Air, Inc......................................        13,300  $     57,148
  *Toy Biz, Inc. Class A...............................        10,200        99,450
  *Tracor, Inc.........................................        17,600       696,300
  *Tractor Supply Co...................................         7,000       171,500
  *Trak Auto Corp......................................         4,300        50,525
  Trans Financial, Inc.................................         6,100       325,016
  *#Trans World Airlines, Inc..........................        39,000       404,625
  *Trans World Entertainment Corp......................        14,200       511,644
  *Transact Technologies, Inc..........................         1,507        14,317
  *Transaction Network Services, Inc...................        10,600       213,988
  *Transcend Services, Inc.............................        15,000        47,813
  *#Transcrypt International, Inc......................         7,800        25,350
  *Transfinancial Holdings, Inc........................         3,300        29,700
  *Transition Analysis Component Technology............           299         1,925
  *#Transition Systems, Inc............................        10,700       212,663
  *Transkaryotic Therapies, Inc........................        11,000       327,250
  *Transmation, Inc....................................         3,400        23,694
  Transmedia Network, Inc..............................         6,200        37,975
  *Transmontaigne Oil Co...............................        23,000       372,313
  *TransNet Corp.......................................         2,000         1,875
  Transpro, Inc........................................         3,800        32,775
  Transtechnology Corp.................................         3,800       102,600
  *Transtexas Gas Corp.................................        30,000       275,625
  *Transwitch Corp.....................................        10,000       137,500
  *Transworld Healthcare, Inc..........................         9,100        58,581
  *Travel Ports of America, Inc........................         3,718        12,432
  Treadco, Inc.........................................         3,600        31,275
  Tredegar Industries, Inc.............................         7,050       609,825
  *#Treev, Inc.........................................        11,600        10,331
  *Trega Biosciences, Inc..............................         8,100        30,881
  *Tremont Corp. DE....................................         3,900       219,375
  *Trend-Lines, Inc. Class A...........................         3,300        17,738
  Trenwick Group, Inc..................................         3,900       145,275
  *Trescom International, Inc..........................         2,000        21,125
  *Tri-Lite, Inc.......................................            29             0
  *Triad Guaranty, Inc.................................         9,300       301,959
  *Triad Park L.L.C....................................         8,800        16,456
  Triangle Bancorp, Inc................................         7,800       227,663
  *Triangle Pacific Corp...............................         9,000       394,313
  *Triangle Pharmaceuticals, Inc.......................        12,000       188,625
  *Triarc Companies, Inc. Class A......................        14,400       351,000
  *Triathlon Broadcasting Co. Class A..................         1,600        16,900
  Trico Bancshares.....................................         2,200        64,625
  *Tricord Systems, Inc................................         5,300         5,217
  *Trident International, Inc..........................         4,000        65,500
  *Trident Microsystems, Inc...........................        10,800        75,938
  *Tridex Corp.........................................         4,200        28,875
  Trigen Energy Corp...................................        10,500       145,688
  *#Trikon Technologies, Inc...........................         1,000           641
  *Trimark Holdings, Inc...............................         1,700         6,163
  *Trimble Navigation, Ltd.............................        13,500       264,516
  *Trimedyne, Inc......................................         5,400         9,956
  *Trinitec Systems, Inc. Class A......................         4,300        28,219
  Trion, Inc...........................................         3,600        21,150
  *Triple S Plastics, Inc..............................           700         4,419
  *Tripos, Inc.........................................         1,600        17,800
  *Triquint Semiconductor, Inc.........................         5,100       115,866
  *Trism, Inc..........................................         2,900         6,978
  *Tristar Corp........................................         1,000        10,500
  *Triumph Group.......................................         4,900       240,100
  *Truevision, Inc.....................................        12,600        25,988

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Trump Hotels & Casino Resorts, Inc.................        19,500  $    166,969
  Trust Co. of New Jersey..............................        15,500       419,469
  Trustco Bank Corp. NY................................        13,732       387,071
  *Tseng Laboratories, Inc.............................        13,300        29,925
  *Tultex Corp.........................................        19,100        57,300
  *Turner Corp.........................................         3,100        83,313
  Tuscarora, Inc.......................................         5,700        90,309
  Twin Disc, Inc.......................................         1,400        44,800
  Tyler Corp...........................................        20,400       191,250
  Tyson Foods, Inc. Class A............................            80         1,690
  U.S. Bancorp, Inc....................................         2,400       192,150
  *U.S. Bioscience, Inc................................        14,500       135,938
  *U.S. China Industrial Exchange, Inc.................         2,400         4,425
  *#U.S. Diagnostic, Inc...............................        18,000        80,719
  U.S. Freightways Corp................................         4,400       138,325
  *U.S. Satellite Broadcasting Co., Inc. Class A.......         9,200        87,113
  *UFP Technologies, Inc...............................         2,300        10,063
  *URS Corp............................................         6,900       114,713
  *US Can Corp.........................................        11,500       194,781
  *US Foodservice, Inc.................................        22,127       732,957
  *#US Servis, Inc.....................................         2,500         4,453
  *US Xpress Enterprises, Inc. Class A.................         8,400       163,800
  *#USA Detergents, Inc................................         9,700       134,588
  *USA Truck, Inc......................................         1,900        27,788
  *USCI, Inc...........................................         7,700        38,741
  *USCS International, Inc.............................        13,900       261,059
  *USData Corp.........................................         5,650        30,722
  #UST Corp............................................        20,170       561,608
  *UTI Energy Corp.....................................         9,600       154,800
  *#Ugly Duckling Corp.................................        11,100        97,472
  *Ultimate Electronics, Inc...........................         4,900        16,231
  *Ultradata Corp......................................         1,000         5,313
  *Ultradata Systems, Inc..............................         2,000         7,125
  *#Ultrafem, Inc......................................         6,400           448
  *Ultrak, Inc.........................................         8,400        82,163
  *Ultralife Batteries, Inc............................         5,600        64,925
  *#Ultratech Stepper, Inc.............................        12,500       253,516
  *#Unapix Entertainment, Inc..........................         3,600        18,225
  *Uni-Marts, Inc......................................         6,500        23,563
  Unico American Corp..................................         3,500        54,469
  *UniComp, Inc........................................         4,000        19,563
  Unifirst Corp........................................        10,300       265,225
  *Uniflex, Inc........................................         1,700         9,350
  *Unify Corp..........................................         3,300        10,209
  *Unigene Laboratories, Inc...........................        25,900        59,489
  *Unilab Corp.........................................        24,200        65,038
  *Unimark Group, Inc..................................         6,200        30,225
  *Unimed Pharmaceuticals, Inc.........................         3,900        21,816
  *Union Acceptance Corp. Class A......................         1,600        11,700
  *Unique Casual Restaurants, Inc......................         6,700        39,991
  *#Unique Mobility, Inc...............................         9,900        69,300
  *Uniroyal Technology Corp............................        11,600       105,125
  *Unisource Energy Corp...............................        19,280       304,865
  *Unit Corp...........................................        17,900       139,844
  *Unit Instruments, Inc...............................         4,200        27,300
  *United American Healthcare Corp.,...................         5,300         5,300
  United Bankshares, Inc. WV...........................        22,250       554,859
  #United Companies Financial Corp.....................        16,500       303,188
  *United Dental Care, Inc.............................         1,500        28,219
  United Financial Corp. MN............................           400        11,325
  United Fire Casualty Co..............................         5,400       209,925
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *United Foods, Inc. Class A..........................            54  $        196
  United Guardian, Inc.................................         1,900        12,588
  United Illuminating Co...............................         8,600       407,425
  United Industrial Corp...............................        10,700       128,400
  *United International Holdings Class A...............        18,500       304,094
  United National Bancorp..............................         6,484       192,089
  *United Natural Foods, Inc...........................         6,300       165,769
  *United Payors & United Providors, Inc...............        10,200       209,738
  *United Retail Group, Inc............................         8,300        91,819
  *United States Energy Corp...........................         5,600        36,400
  *United States Home Corp.............................         6,800       274,975
  *United Stationers, Inc..............................           222        13,230
  *United Video Satellite Group, Inc. Class A..........         9,000       349,594
  United Water Resources, Inc..........................        21,600       346,950
  United Wisconsin Services, Inc.......................        13,600       421,600
  *Unitel Video, Inc...................................           700         3,413
  Unitil Corp..........................................         2,700        61,256
  Unitog Co............................................         5,800       134,125
  *Unitrode Corp.......................................        15,500       202,469
  *Universal American Financial Corp...................         2,600         6,825
  *Universal Electronics, Inc..........................         3,800        38,238
  Universal Forest Products, Inc.......................        14,500       247,859
  *#Universal International, Inc.......................         2,000         4,563
  *Universal Seismic Association, Inc..................         1,600         2,025
  *Universal Stainless & Alloy Products, Inc...........         3,100        30,806
  *Universal Standard Medical Labs, Inc................         2,500         5,313
  *Uno Restaurant Corp.................................         8,700        64,163
  Upper Peninsula Energy Corp..........................         1,000        26,156
  *Uranuim Resources, Inc..............................        10,400        26,813
  *Urban Outfitters, Inc...............................        12,600       206,325
  *Urocor, Inc.........................................         6,800        50,150
  *Urogen Corp. (Restricted)...........................         2,100         1,903
  *#Urologix, Inc......................................         9,100       102,944
  *#Uromed Corp. New...................................         4,720        37,539
  *Uroquest Medical Corp...............................         8,000        23,250
  *Utah Medical, Inc...................................         4,400        33,000
  *Utilx Corp..........................................         3,500        17,719
  *V Band Systems, Inc.................................         2,100           722
  *#V-ONE Corp.........................................         7,800        26,081
  *VTEL Corp...........................................        12,048        69,653
  *VWR Scientific Products Corp........................        14,500       415,063
  *Valence Technology, Inc.............................        15,300        90,366
  *Vallen Corp.........................................         6,200       128,263
  Valley Forge Corp....................................         1,275        18,966
  Valley Resources, Inc................................         2,600        30,225
  Valmont Industries, Inc..............................        18,100       359,738
  *Value City Department Stores, Inc...................        23,200       413,250
  Value Line, Inc......................................         4,000       174,500
  *Valuevision International, Inc. Class A.............        19,600        79,013
  *Vanguard Cellular System, Inc. Class A..............        24,200       434,844
  *Vans, Inc...........................................         9,500        94,109
  *Vanstar Corp........................................        26,000       378,625
  *Vantive Corp........................................        15,100       408,644
  *#Vari L Co., Inc....................................         3,100        39,331
  *Variflex, Inc.......................................         5,100        27,891

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Varlen Corp..........................................         7,665  $    260,131
  *Vaughn Communications, Inc..........................         2,800        25,375
  *Vectra Technologies, Inc............................         2,700           108
  *Ventana Medical Systems, Inc........................         8,000       207,500
  *Venture Stores, Inc.................................        13,300         1,762
  *Venturian Corp......................................           300         1,875
  *Verilink Corp.......................................        10,100        79,853
  *Verity, Inc.........................................         8,500        65,344
  Vermont Financial Services Corp......................         8,100       229,584
  *Vermont Teddy Bear, Inc.............................         2,000         2,625
  *Versant Object Technology Corp......................         4,500        25,594
  *Versar, Inc.........................................         2,000        10,000
  *Vertel Corp.........................................        15,700        65,744
  *Vertex Communications Corp..........................         3,100        67,425
  *#Vertex Pharmaceuticals, Inc........................        12,500       359,766
  *Veterinary Centers of America, Inc..................        11,600       217,138
  *Viasoft, Inc........................................        11,600       178,713
  *Viatel, Inc.........................................         8,500        66,406
  *Vical, Inc..........................................        11,800       191,750
  *Vicon Industries, Inc...............................         1,400        10,413
  *Vicorp Restaurants, Inc.............................         4,600        70,725
  *Vidamed, Inc........................................         9,100        47,491
  *Video Display Corp..................................         2,300        25,013
  *Video Services Corp.................................         1,000         3,563
  *Video Update, Inc...................................        24,300        43,664
  *Videonics, Inc......................................         3,600         9,900
  *Vidioserver, Inc....................................        11,600        97,513
  *View Technology, Inc................................         3,900        11,456
  *Viisage Technology, Inc.............................         2,000         6,375
  *Vimrx Pharmaceuticals, Inc..........................         7,500        10,195
  Virco Manufacturing Corp.............................         5,580       148,568
  *Virtualfund.Com, Inc................................        13,020        55,742
  *Virus Research Institute, Inc.......................         4,500        17,789
  *#Vision Sciences, Inc...............................         5,100        11,953
  *#Visioneer, Inc.....................................        11,700        33,089
  *Vista Medical Technologies, Inc.....................       131,400       718,594
  *Visx, Inc. DE.......................................        12,500       615,625
  Vital Signs, Inc.....................................        11,100       195,984
  *Vitalcom, Inc.......................................         6,000        24,188
  *Vitalink Pharmacy Services, Inc.....................        20,130       436,569
  *#Vitech America, Inc................................         5,900       109,150
  *#Vivid Technologies, Inc............................         8,500       102,000
  *#Vivus, Inc.........................................        29,900       279,378
  *Vodavi Technology, Inc..............................         2,600         7,638
  *Voice Control Systems, Inc..........................         6,800        27,625
  *Volt Information Sciences, Inc......................        13,400       407,863
  *Voxware, Inc........................................         7,100        16,086
  Vulcan International Corp............................           700        28,525
  *WCI Steel, Inc. (Escrow)............................        11,600             0
  WD-40 Co.............................................         9,100       251,103
  *WFS Financial, Inc..................................        18,300       157,266
  *#WHX Corp...........................................        16,700       229,625
  WICOR, Inc...........................................         8,500       388,875
  *WLR Foods, Inc......................................        10,898        77,648
  *WMS Industries, Inc.................................        16,000        71,000
  *WPI Group, Inc......................................         3,600        27,338
  WPS Resources Corp...................................        11,300       353,831
  *WTD Industries, Inc.................................         4,400         5,225
  Wabash National Corp.................................        12,000       311,250
  Wackenhut Corp. Class A..............................         1,400        30,888
  Wackenhut Corp. Class B Non-Voting...................         6,950       139,434
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Wackenhut Corrections Corp..........................        12,500  $    303,125
  Walbro Corp..........................................         5,300        54,656
  *Walker Interactive Systems, Inc.....................        12,500       197,656
  *Wall Data, Inc......................................         8,300       107,641
  *Wall Street Deli, Inc...............................         1,500         5,250
  *Walsh International, Inc............................         6,400        96,800
  Walshire Assurance Co................................         2,370        17,775
  *Wandel & Goltermann Technologies, Inc...............         2,600        39,000
  *Warrantech Corp.....................................        10,300        69,203
  Warren Bancorp, Inc..................................         3,800        47,500
  *Washington Homes, Inc...............................         6,500        32,500
  Washington Savings Bank FSB Waldorf, MD..............         1,600        11,400
  Waters Instruments, Inc..............................           200         1,150
  Watkins-Johnson Co...................................         4,200       105,788
  Watsco, Inc. Class A.................................         8,200       240,875
  Watsco, Inc. Class B.................................           900        26,100
  Watts Industries, Inc. Class A.......................        13,100       305,394
  *Wave Technologies International, Inc................         2,500        10,938
  *#Wavephore, Inc.....................................         9,800       125,563
  *Waxman Industries, Inc..............................         5,300        16,894
  Webb (Del) Corp......................................        15,800       383,150
  *Webco Industries, Inc...............................         3,800        32,300
  Webster Financial Corp...............................         5,120       171,360
  *Weirton Steel Corp..................................        31,500       127,969
  *Wellcare Management Group, Inc......................         1,900         4,928
  Wellman, Inc.........................................        18,700       449,969
  *Wells-Gardner Electronics Corp......................         2,000        10,125
  Werner Enterprises, Inc..............................         3,062        58,561
  Wesbanco, Inc........................................        10,350       266,513
  *Wesley Jessen Vision Care, Inc......................         9,500       257,094
  West Coast Bancorp...................................         6,093       148,517
  *West Coast Entertainment Corp.......................         7,000        13,344
  *#West Marine, Inc...................................        10,000       191,563
  West, Inc............................................        11,100       327,450
  *#Westbridge Capital Corp............................         5,900         2,213
  Westco Bancorp, Inc..................................         1,100        33,344
  Westcorp, Inc........................................        22,996       278,827
  *#Westell Technologies, Inc..........................        10,600       105,006
  Westerfed Financial Corp.............................         3,900        96,038
  Western Bancorp......................................         4,848       207,404
  *Western Beef, Inc...................................         3,800        31,350
  Western Gas Resources, Inc...........................        19,300       312,419
  Western Ohio Financial Corp..........................           900        23,175
  *Western Staff Services, Inc.........................         5,600       145,950
  *Western Water Co....................................         4,900        53,594
  Westinghouse Air Brake Co............................        14,900       411,613
  *Weston (Roy F.), Inc. Class A.......................         5,400        20,588
  *Westwood One, Inc...................................         8,100       216,169
  *Wet Seal, Inc. Class A..............................         7,500       224,063
  *White Pine Software, Inc............................         4,300        10,616
  *Whitehall Corp......................................         4,000        76,000
  *Whitman Education Group, Inc........................        12,200        68,625
  *Whittaker Corp......................................         7,500       106,875
  *Wickes Lumber Co....................................         5,500        31,281
  Wiley (John) & Sons, Inc. Class A....................           400        21,600
  *Williams Clayton Energy, Inc........................         7,100        74,994
  *Williams Controls, Inc..............................        12,400        36,619
  *Willis Lease Finance Corp...........................         4,300        94,063
  *Wilmar Industries, Inc..............................         8,000       193,000

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Wilshire Financial Services Group, Inc..............         6,600  $    155,513
  *Wilshire Oil Co. of Texas...........................         7,107        43,530
  *Wilshire Technologies, Inc..........................           816           357
  Windmere Corp........................................        14,200       449,963
  Winnebago Industries, Inc............................        19,300       215,919
  *Winsloew Furniture, Inc.............................         4,500       108,281
  Wireless Telecom Group, Inc..........................        15,600        54,600
  Wiser Oil Co.........................................         5,500        57,406
  Wolohan Lumber Co....................................         4,100        51,250
  *Wolverine Tube, Inc.................................         7,800       284,700
  Woodhead Industries, Inc.............................         6,200       110,631
  *Workgroup Technology Corp...........................         5,800        22,113
  *World Acceptance Corp...............................        15,400        89,994
  *World Access, Inc...................................        11,600       363,225
  *#World Airways, Inc.................................         4,800        24,300
  World Fuel Services Corp.............................         8,500       149,813
  *#Worldcorp, Inc.....................................         9,400         5,875
  *Worldtalk Communications Corp.......................         6,300        31,106
  *Worldtex, Inc.......................................        13,200        89,100
  Worthington Foods, Inc...............................         9,644       140,441
  *Wyant Corp..........................................           266         1,567
  *#Wyman-Gordon Co....................................        21,300       424,669
  Wynns International, Inc.............................        11,850       248,850
  X-Rite, Inc..........................................        12,700       170,656
  *XCL, Ltd............................................        10,900        43,600
  *Xcellent, Inc.......................................         5,000        98,906
  *Xeta Corp...........................................         1,000        21,906
  *Xetel Corp..........................................         4,300        19,081
  *Xicor, Inc..........................................        14,700        31,697
  *Xionics Document Technologies, Inc..................         7,700        36,094
  *Xircom, Inc.........................................        13,700       214,491
  *Xoma Corp...........................................        33,200       160,813
  Xtra Corp............................................         5,000       262,500
  Yankee Energy Systems, Inc...........................         6,300       151,200
  Yardville National Bancorp...........................         2,255        40,590
  *Yellow Corp.........................................        16,900       317,931
  *#Yes Entertainment Corp.............................         5,600         4,200
  York Financial Corp..................................         5,251       116,342
  *York Research Corp..................................        10,400        71,175
  *Young Broadcasting, Inc. Class A....................         7,100       368,313
  *#Youth Services International, Inc..................         9,500        68,578
  *Yurie Systems, Inc..................................        14,900       521,500
  *Zale Corp...........................................        17,600       544,500
  *Zaring National Corp................................         1,900        19,119
  *Zebra Technologies Corp. Class A....................         7,300       279,681
  Zeigler Coal Holding Co..............................        21,600       392,850
  *Zemex Corp..........................................         4,995        49,638
  *#Zenith Electronics Corp............................        40,200        18,693
  Zenith National Insurance Corp.......................         8,800       251,900
  Zero Corp............................................        10,200       294,525
  *Zevex International, Inc............................         2,000        18,000
                                                               SHARES        VALUE+
                                                         ------------  ------------

  *Zila, Inc...........................................         2,557  $     19,817
  *Zing Technologies, Inc..............................         1,500        12,234
  *#Zitel Corp.........................................        10,700        84,931
  *Zoll Medical Corp...................................         5,200        31,850
  *#Zoltek Companies, Inc..............................         9,700       294,031
  *#Zonagen, Inc.......................................         8,100       295,650
  *Zoran Corp..........................................         5,500        64,109
  Zurn Industries, Inc.................................         7,800       323,700
  *Zydeco Energy, Inc..................................         2,200         4,469
  *Zygo Corp...........................................         6,500       116,797
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $403,815,588)..................................                 486,759,921
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *American Satellite Network, Inc. Warrants
    06/30/99...........................................         2,525             0
  *Amerus Life Holdings, Inc. Class A Warrants
    04/03/02...........................................           391         3,617
  *Baxter International, Inc. Contingent Payment Rights
    03/15/08...........................................        15,800             0
  *CSF Holdings, Inc. Litigation Rights 12/30/99.......         3,250             0
  *Millicom, Inc. Contingent Value Rights..............        10,100             0
  *Playcore, Inc. Rights 06/09/98......................         2,672             0
  *Statesman Group, Inc. Contingent Payment Rights.....         9,765             0
  *Today's Man, Inc. Warrants 10/14/99.................         2,150         1,478
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $11,936).......................................                       5,095
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                         ------------

                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
  Repurchase Agreements, PNC Capital Markets Inc.
    5.25%, 06/01/98 (Collateralized by U.S. Treasury
    Notes 5.75%, 10/31/02, valued at $6,052,500) to be
    repurchased at $5,960,607. (Cost $5,958,000).......       $5,958      5,958,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $409,785,524)++....                $492,723,016
                                                                       ------------
                                                                       ------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++The cost for federal income tax purposes is $410,971,505.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1998
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value....................................................................  $    492,723
Collateral for Securities Loaned........................................................        45,244
Receivables
  Dividends and Interest................................................................           363
  Investment Securities Sold............................................................         2,192
  Fund Shares Sold......................................................................           156
Prepaid Expenses and Other Assets.......................................................             2
                                                                                          ------------
    Total Assets........................................................................       540,680
                                                                                          ------------

LIABILITIES:
Payable for Securities Loaned...........................................................        45,244
Payable for Investment Securities Purchased.............................................           348
Accrued Expenses and Other Liabilities..................................................            85
                                                                                          ------------
    Total Liabilities...................................................................        45,677
                                                                                          ------------

NET ASSETS..............................................................................  $    495,003
                                                                                          ------------
                                                                                          ------------

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..............................................................    36,718,699
                                                                                          ------------
                                                                                          ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................  $      13.48
                                                                                          ------------
                                                                                          ------------

Investments at Cost.....................................................................  $    409,786
                                                                                          ------------
                                                                                          ------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends...........................................................................  $   1,855
    Interest............................................................................        236
    Income from Securities Lending......................................................        256
                                                                                          ---------
        Total Investment Income.........................................................      2,347
                                                                                          ---------

EXPENSES
    Investment Advisory Services........................................................         73
    Accounting & Transfer Agent Fees....................................................         99
    Custodian's Fee.....................................................................         38
    Legal Fees..........................................................................          3
    Audit Fees..........................................................................          5
    Shareholders' Reports...............................................................          4
    Trustees' Fees and Expenses.........................................................          1
    Other...............................................................................          9
                                                                                          ---------
        Total Expenses..................................................................        232
                                                                                          ---------
    NET INVESTMENT INCOME...............................................................      2,115
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities..............................................     37,656

Change in Unrealized Appreciation (Depreciation) of Investment Securities...............     (9,260)
                                                                                          ---------

    NET GAIN ON INVESTMENT SECURITIES...................................................     28,396
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  30,511
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                              SIX MONTHS      YEAR
                                                                                                ENDED         ENDED
                                                                                               MAY 31,      NOV. 30,
                                                                                                 1998         1997
                                                                                             ------------  -----------
                                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..................................................................   $    2,115   $     3,259
    Net Realized Gain on Investment Securities.............................................       37,656        31,886
    Change in Unrealized Appreciation (Depreciation) of Investment Securities..............       (9,260)       42,885
                                                                                             ------------  -----------
        Net Increase in Net Assets Resulting from Operations...............................       30,511        78,030
                                                                                             ------------  -----------

Distributions From:
    Net Investment Income..................................................................         (701)       (2,966)
    Net Realized Gains.....................................................................      (33,010)      (30,080)
                                                                                             ------------  -----------
        Total Distributions................................................................      (33,711)      (33,046)
                                                                                             ------------  -----------
Capital Share Transactions (1):
    Shares Issued..........................................................................       86,727       154,761
    Shares Issued in Lieu of Cash Distributions............................................       31,810        31,055
    Shares Redeemed........................................................................      (53,167)      (66,368)
                                                                                             ------------  -----------
        Net Increase From Capital Share Transactions.......................................       65,370       119,448
                                                                                             ------------  -----------
        Total Increase.....................................................................       62,170       164,432
NET ASSETS
    Beginning of Period....................................................................      432,833       268,401
                                                                                             ------------  -----------
    End of Period..........................................................................   $  495,003   $   432,833
                                                                                             ------------  -----------
                                                                                             ------------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued..........................................................................        6,675        12,630
    Shares Issued in Lieu of Cash Distributions............................................        2,586         2,751
    Shares Redeemed........................................................................       (3,851)       (5,446)
                                                                                             ------------  -----------
                                                                                                   5,410         9,935
                                                                                             ------------  -----------
                                                                                             ------------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS      YEAR         YEAR         YEAR         YEAR        FEB. 3
                                            ENDED        ENDED        ENDED        ENDED        ENDED          TO
                                           MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                             1998         1997         1996         1995         1994         1993
                                          ----------   ----------   ----------   ----------   ----------   ----------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....  $   13.82    $    12.56   $    11.26   $     9.54   $    10.39   $    10.00
                                          ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.06          0.11         0.13         0.12         0.12         0.10
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       0.70          2.81         1.92         2.50        (0.07)        0.54
                                          ----------   ----------   ----------   ----------   ----------   ----------
  Total from Investment Operations......       0.76          2.92         2.05         2.62         0.05         0.64
                                          ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.02)        (0.10)       (0.13)       (0.12)       (0.11)       (0.10)
  Net Realized Gains....................      (1.08)        (1.56)       (0.62)       (0.78)       (0.79)       (0.15)
                                          ----------   ----------   ----------   ----------   ----------   ----------
  Total Distributions...................      (1.10)        (1.66)       (0.75)       (0.90)       (0.90)       (0.25)
                                          ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period..........  $   13.48    $    13.82   $    12.56   $    11.26   $     9.54   $    10.39
                                          ----------   ----------   ----------   ----------   ----------   ----------
                                          ----------   ----------   ----------   ----------   ----------   ----------
Total Return............................       6.31%#       26.47%       19.17%       29.19%        0.59%        6.35%#

Net Assets, End of Period (thousands)...  $ 495,003    $  432,833   $  268,401   $  221,984   $  143,630   $  161,925
  Ratio of Expenses to Average Net
    Assets..............................       0.10%*        0.11%        0.13%        0.15%        0.17%        0.17%*
  Ratio of Net Investment Income to
    Average Net Assets..................       0.87%*        0.96%        1.05%        1.18%        1.11%        1.18%*
  Portfolio Turnover Rate...............      33.72%*       30.04%       32.38%       21.16%       27.65%       32.88%*
  Average Commission Rate...............  $  0.0524    $   0.0583   $   0.0586          N/A          N/A          N/A

--------------

*  Annualized

#  Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen series, of which The U.S. 6-10 Small Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 29, 1998.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1998, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1998, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $ 109,469
Sales..................................................     80,116

E. INVESTMENT TRANSACTIONS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $ 131,688
Gross Unrealized Depreciation..........................     48,751
                                                         ---------
Net....................................................  $  82,937
                                                         ---------
                                                         ---------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series during the six months ended May 31, 1998 were as follows:

  WEIGHTED        WEIGHTED      NUMBER OF    INTEREST     MAXIMUM AMOUNT
   AVERAGE        AVERAGE          DAYS       EXPENSE    BORROWED DURING
INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED       THE PERIOD
-------------  --------------  ------------  ---------  ------------------
    5.99%        $3,337,500         7         $4,440        $5,102,000

    There were no outstanding borrowings under the line of credit at May 31, 1998.

G. COMPONENTS OF NET ASSETS:

    At May 31, 1998, net assets consisted of (amounts in thousands):

Paid-In Capital........................................  $ 373,812
Undistributed Net Investment Income....................      1,823
Undistributed Net Realized Gain........................     36,431
Unrealized Appreciation of Investment Securities.......     82,937
                                                         ---------
                                                         $ 495,003
                                                         ---------
                                                         ---------

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1998 was reinvested into overnight repurchase agreements with Swiss Bank Corp., UBS Securities Inc., Salomon Brothers and Barclays De Zoette Wedd, which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 1998, the market value of securities on loan to brokers was $40,785,636, the related collateral cash received was $45,243,939 and the value of collateral on overnight repurchase agreements was $45,468,698.